UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04236

JPMorgan Trust II

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, NY 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, NY 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: October 31

Date of reporting period: November 1, 2012 through April 30, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Semi-Annual Report

J.P. Morgan International Equity Funds

April 30, 2013 (Unaudited)

JPMorgan Emerging Economies Fund

JPMorgan Emerging Markets Equity Fund

JPMorgan Global Equity Income Fund

JPMorgan Global Opportunities Fund

JPMorgan Global Research Enhanced Index Fund

JPMorgan International Equity Fund

JPMorgan International Equity Index Fund

JPMorgan International Opportunities Fund

JPMorgan International Value Fund

JPMorgan Intrepid International Fund

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Funds’ prospectus for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

CEO’S LETTER

MAY 17, 2013 (Unaudited)

Dear Shareholder:

Equity markets in most parts of the world posted strong returns for the six months ended April 30, 2013. This positive momentum has carried into May and, according to recent industry net flows into equity strategies, many investors are beginning to allocate more assets to stocks. The U.S. Federal Reserve has maintained its commitment to accommodative policies, a stance that has been largely followed by central banks and policy makers around the world. China’s policy makers have recently reversed gears, adopting a more pro-growth stance, while the Bank of Japan embarked on a major asset purchase program as a new pro-growth government came into power late in 2012. The European Central Bank (“ECB”) remained committed to preserving the euro, as it cut rates and introduced new programs designed to aid struggling euro zone members.

“Recently there have been signs that equity market correlations are decreasing, which could create a more favorable environment for active managers.”

Stock returns across market capitalizations, countries and investment styles varied during the reporting period. While the debt crisis in Europe impacted equities in all corners of the world, it had the most significant impact on international stocks, which rose and fell with investors’ changing perception about the viability of corrective actions taken by the ECB. Investors’ positive reaction to recent ECB policy announcements helped stocks of international developed countries outperform U.S. stocks during the six months ended April 30, 2013. Facing headwinds like the appreciating U.S. dollar, emerging markets stocks underperformed international developed and U.S. stocks during the reporting period.

U.S. treasury yields remain low

Despite a recent uptick, yields for U.S. Treasury securities remain near historically low levels. The yield for 10-year U.S.

Treasury securities ended April 30, 2013 at 1.7%, while the yields for 2- and 30-year U.S. Treasury securities finished the reporting period at 0.2% and 2.9%, respectively.

As the low interest rate environment persists, fixed income investors continue to turn to asset classes like high yield bonds and emerging market debt in search of higher yielding securities. Both of these asset classes posted positive absolute returns during the six months ended April 30, 2013, although more recently emerging market debt securities have underperformed other areas of the market.

Positive signs for stocks

The latest round of purchasing manager indices from around the world confirm that, while the global economy is certainly not booming, it is still clearly on a growth path. In particular, while near-recessionary conditions continue to face Europe, China appears to have picked up some momentum in recent months and Japan is, at least temporarily, looking stronger. For investors, the main point is that the “tail risks” of a financial crisis emanating from Europe or a crash-landing for the Chinese economy appear much less likely than a year ago.

Recently there have been signs that equity market correlations are decreasing, which could create a more favorable environment for active managers. In addition, despite low interest rates and yields, there are opportunities in bond markets if investors expand their search to include all parts of the world.

On behalf of everyone at J.P. Morgan Asset Management, thank you for your continued support. We look forward to managing your investment needs for years to come. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch

CEO, Global Funds Management

J.P. Morgan Asset Management

APRIL 30, 2013	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	1

J.P. Morgan International Equity Funds

MARKET OVERVIEW

SIX MONTHS ENDED APRIL 30, 2013 (Unaudited)

Developed Markets

Central banks in most developed market economies continued their efforts to stimulate growth with accommodative policies. The European Central Bank committed to preserving the euro, as it cut rates and introduced new programs designed to aid struggling euro zone members. The U.S. Federal Reserve also remained committed to accommodative policies and U.S. equities received an additional boost from continued signs of a recovery in the housing market. Meanwhile, the Bank of Japan embarked on a major asset purchase program as a new pro-growth government came into power late in 2012. Japanese equities performed strongly as investors reacted positively to the new government’s policies. The MSCI Europe, Australasia and Far East (EAFE) Index (net of foreign withholding taxes) returned 16.90% for the six months ended April 30, 2013.

Emerging Markets

Emerging markets stocks underperformed international developed stocks during the reporting period as the MSCI Emerging Markets Index (net of foreign withholding taxes) gained 5.29%. Emerging market economies closely tied to commodity prices saw their equity markets underperform due to concerns about slowing demand. Meanwhile, Chinese equities benefited from improving macroeconomic data and dissipating concerns surrounding Chinese political leadership following the 18th Party Congress elections.

2	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2013

JPMorgan Emerging Economies Fund

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2013 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	8.21%
Morgan Stanley Capital International (“MSCI”) Emerging Markets Index (net of foreign withholding taxes)	5.29%

Net Assets as of 4/30/2013 (In Thousands)	$721,923

INVESTMENT OBJECTIVE**

The JPMorgan Emerging Economies Fund (the “Fund”) seeks long-term capital growth.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund (Select Class Shares) outperformed the MSCI Emerging Markets Index (net of foreign withholding taxes) (the “Benchmark”) for the six months ended April 30, 2013. The Fund’s stock selection in the consumer discretionary sector and stock selection and overweight versus the Benchmark in the information technology sector contributed to relative performance. The Fund’s stock selection in the consumer staples sector detracted from relative performance.

Individual contributors to relative performance included the Fund’s overweight positions versus the Benchmark in TPK Holding Co., Ltd., Turk Hava Yollari and China Minsheng Banking Corp. Ltd. Shares of Taiwanese TPK Holding Co., Ltd., which supplies panels used in touch-enabled notebooks, benefited from investors’ optimism surrounding the company’s earnings growth. Shares of Turkish airline Turk Hava Yollari benefited from strong passenger growth on the company’s planes. Shares of China Minsheng Banking Corp. benefited after the company reported strong first-quarter net profit.

Individual detractors from relative performance included the Fund’s overweight positions versus the Benchmark in Hyundai Motor Co., Korea Zinc Co., Ltd. and CNOOC Ltd. Shares of South Korean auto manufacturer Hyundai Motor Co. declined after reporting disappointing quarterly net profit. Korea Zinc Co., Ltd. manufactures non-ferrous metal products and CNOOC Ltd. is a Chinese oil company. Both stocks declined on investors’ concerns about falling commodity prices.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers used a combination of top-down and bottom-up research, seeking what they believed to be attractively priced countries, sectors and stocks with positive catalysts. As a result of this process, at the end of the reporting period the Fund’s largest overweight versus the Benchmark was in the information technology sector and the Fund’s largest underweight versus the Benchmark was in the telecommunication services sector.

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

APRIL 30, 2013	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	3

JPMorgan Emerging Economies Fund

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2013 (Unaudited) (continued)

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO*
1.	Samsung Electronics Co., Ltd. (South Korea)	5.4%
2.	Taiwan Semiconductor Manufacturing Co., Ltd., ADR (Taiwan)	3.4
3.	China Construction Bank Corp., Class H (China)	2.5
4.	China Mobile Ltd. (Hong Kong)	2.0
5.	Industrial & Commercial Bank of China Ltd., Class H (China)	2.0
6.	Itau Unibanco Holding S.A. (Preference Shares), ADR (Brazil)	1.9
7.	Lukoil OAO, ADR (Russia)	1.8
8.	CNOOC Ltd. (China)	1.7
9.	Cia de Bebidas das Americas, ADR, (Brazil)	1.6
10.	Housing Development Finance Corp. (India)	1.6

PORTFOLIO COMPOSITION BY COUNTRY*
China	18.4%
South Korea	13.4
Taiwan	11.2
Brazil	10.6
Russia	8.7
Turkey	7.3
India	7.0
Hong Kong	5.4
South Africa	4.9
Poland	3.6
Thailand	2.3
Others (each less than 1.0%)	5.3
Short-Term Investment	1.9

*	Percentages indicated are based on total investments as of April 30, 2013. The Fund’s portfolio composition is subject to change.

4	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2013

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2013

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	SINCE INCEPTION
CLASS A SHARES	2/28/08
Without Sales Charge		8.00%	2.59%	(0.09)%	0.06%
With Sales Charge**		2.36	(2.79)	(1.16)	(0.98)
CLASS C SHARES	2/28/08
Without CDSC		7.75	2.05	(0.60)	(0.45)
With CDSC***		6.75	1.05	(0.60)	(0.45)
CLASS R5 SHARES	2/28/08	8.31	3.13	0.37	0.51
SELECT CLASS SHARES	2/28/08	8.21	2.88	0.16	0.31

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (2/28/08 TO 4/30/13)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The Fund commenced operations on February 28, 2008.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Emerging Economies Fund, the MSCI Emerging Markets Index and the Lipper Emerging Markets Funds Index from February 28, 2008 to April 30, 2013. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI Emerging Markets Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The dividend is reinvested after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. The performance of the Lipper Emerging Markets Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The

MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of emerging markets. The Lipper Emerging Markets Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the United States can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the U.S. and other nations. The Fund is also subject to the additional risk of non-diversified “regional” fund investing.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

APRIL 30, 2013	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	5

JPMorgan Emerging Markets Equity Fund

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2013 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Institutional Class Shares)*	7.51%
Morgan Stanley Capital International (“MSCI”) Emerging Markets Index (net of foreign withholding taxes)	5.29%

Net Assets as of 4/30/2013 (In Thousands)	$3,064,186

INVESTMENT OBJECTIVE**

The JPMorgan Emerging Markets Equity Fund (the “Fund”) seeks to provide high total return from a portfolio of equity securities from emerging markets issuers.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund (Institutional Class Shares) outperformed the MSCI Emerging Markets Index (net of foreign withholding taxes) (the “Benchmark”) for the six months ended April 30, 2013. The Fund’s stock selection and underweights versus the Benchmark in the energy and information technology sectors contributed to relative performance. The Fund’s stock selection in the consumer discretionary sector detracted from relative performance.

Individual contributors to relative performance included the Fund’s overweight positions versus the Benchmark in Delta Electronics, Inc., SABMiller plc and Magnit OJSC. Delta Electronics, Inc., a Taiwan-based power management solutions provider, reported better-than-expected 2012 earnings, which helped boost the stock. Shares of SABMiller plc increased after the brewing and beverage company reported strong net profit. Shares of Russian food retailer Magnit OJSC benefited from the company’s strong sales.

Individual detractors from relative performance included the Fund’s overweight positions versus the Benchmark in Kumba Iron Ore Ltd., Astra International Tbk PT and Hyundai Motor Co. South African Kumba Iron Ore Ltd. is a supplier of iron ore to the global steel industry and the stock declined due to declining commodity prices. Shares of Astra International Tbk PT, an Indonesian automotive distributor, declined as the company’s net income was hurt by rising labor costs and increasing competition in its industry. Shares of South Korean auto manufacturer Hyundai Motor Co. declined after reporting disappointing quarterly net profit.

HOW WAS THE FUND POSITIONED?

The Fund employed an active strategy in which portfolio construction was focused on the highest-conviction ideas found at the stock level. The Fund’s portfolio managers used bottom-up fundamental research to determine the Fund’s security weightings against the Benchmark, researching companies in an attempt to determine their underlying value and potential for future earnings growth. As a result of this process, at the end of the reporting period the Fund’s largest overweight versus the Benchmark was in the consumer staples sector and the Fund’s largest underweight versus the Benchmark was in the materials sector.

6	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2013

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO***
1.	Samsung Electronics Co., Ltd. (South Korea)	4.2%
2.	Housing Development Finance Corp. (India)	4.2
3.	Taiwan Semiconductor Manufacturing Co., Ltd., ADR (Taiwan)	4.0
4.	AIA Group Ltd. (Hong Kong)	3.0
5.	China Mobile Ltd. (Hong Kong)	2.7
6.	Cia de Bebidas das Americas (Preference Shares), ADR (Brazil)	2.7
7.	Petroleo Brasileiro S.A., ADR (Brazil)	2.2
8.	Magnit OJSC, Reg. S, GDR (Russia)	2.2
9.	Turkiye Garanti Bankasi A.S. (Turkey)	2.2
10.	SABMiller plc (United Kingdom)	2.2

PORTFOLIO COMPOSITION BY COUNTRY***
Brazil	14.8%
India	14.2
South Africa	11.6
Hong Kong	8.8
South Korea	8.4
China	8.0
Taiwan	7.4
Russia	4.2
United Kingdom	4.1
Indonesia	3.9
Turkey	3.3
Mexico	2.8
Luxembourg	2.0
Malaysia	1.2
Thailand	1.0
Others (each less than 1.0%)	1.6
Short-Term Investment	2.7

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of April 30, 2013. The Fund’s portfolio composition is subject to change.

APRIL 30, 2013	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	7

JPMorgan Emerging Markets Equity Fund

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2013 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2013

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	9/28/01
Without Sales Charge		7.26%	6.25%	(0.01)%	16.50%
With Sales Charge**		1.63	0.68	(1.08)	15.87
CLASS B SHARES	9/28/01
Without CDSC		7.03	5.71	(0.51)	16.05
With CDSC***		2.03	0.71	(0.92)	16.05
CLASS C SHARES	2/28/06
Without CDSC		7.03	5.75	(0.51)	15.93
With CDSC****		6.03	4.75	(0.51)	15.93
INSTITUTIONAL CLASS SHARES	11/15/93	7.51	6.71	0.41	17.03
SELECT CLASS SHARES	9/10/01	7.45	6.54	0.25	16.80

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 5% CDSC (contingent deferred sales charge) for the one year period, 2% CDSC for the five year period and 0% CDSC thereafter.
****	Assumes a 1% CDSC for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (4/30/03 TO 4/30/13)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns for Class C Shares prior to its inception date were based on the performance of Class B Shares. The actual returns of Class C Shares would have been similar to those shown because Class C Shares have expenses similar to those of Class B Shares.

The graph illustrates comparative performance for $3,000,000 invested in Institutional Class Shares of the JPMorgan Emerging Markets Equity Fund, the MSCI Emerging Markets Index and the Lipper Emerging Markets Funds Index from April 30, 2003 to April 30, 2013. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI Emerging Markets Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the maximum possible dividend reinvestment of the securities included in the benchmark, if applicable. The dividend is reinvested after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. The performance of the Lipper Emerging Markets Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of emerging markets. The Lipper Emerging Markets Funds Index is an index based on the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Institutional Class Shares have a $3,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the U.S. can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations.

Because Class B shares automatically convert to Class A shares after 8 years, the 10 Year average annual total return shown above for Class B reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

8	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2013

JPMorgan Global Equity Income Fund

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2013 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	14.19%
Morgan Stanley Capital International (“MSCI”) World Index (net of foreign withholding taxes)	14.67%

Net Assets as of 4/30/2013 (In Thousands)	$70,430

INVESTMENT OBJECTIVE**

The JPMorgan Global Equity Income Fund (the “Fund”) seeks to provide both current income and long-term capital appreciation.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund (Select Class Shares) underperformed the MSCI World Index (net of foreign withholding taxes) (the “Benchmark”) for the six months ended April 30, 2013. The Fund’s stock selection in the transportation services and consumer cyclicals and banks- capital markets sectors detracted from relative performance. The Fund’s underweight versus the Benchmark in automobiles sector also detracted. The Fund’s stock selection in the technology — hardware, basic industries and consumer nondurable sectors contributed to relative performance.

Individual detractors from relative performance included the Fund’s overweight positions versus the Benchmark in E.ON AG, Merck & Co., Inc. and Sumitomo Corp. Shares of German power supplier E.ON AG declined as regulatory changes and lower wholesale power prices in Germany prompted the company to abandon its earnings forecasts and warn of a dividend cut. Shares of healthcare company Merck & Co., Inc. underperformed the broader market as a study suggested that a new cholesterol drug that the company had been developing was ineffective and potentially harmful. Shares of Japanese trading company, Sumitomo Corp. declined. Sumitomo Corp. derives a significant portion of its revenues from commodities and performed poorly on concerns about slowing growth in China.

Individual contributors to relative performance included the Fund’s overweight positions versus the Benchmark in Time Warner, Inc. and Japan Tobacco, Inc. Shares of Time Warner, Inc. increased after the media company reported better-than-expected first-quarter earnings. Shares of Japan Tobacco, Inc. benefited as investors anticipated that the weakening Japanese yen would boost the value of its exports. The Fund’s underweight position versus the Benchmark in Apple, Inc. also contributed to relative performance as the stock declined due to concerns about slowing sales for its products.

HOW THE FUND WAS MANAGED

The Fund’s portfolio managers employed a bottom-up fundamental approach to stock selection, rigorously researching companies in an attempt to determine their underlying value and potential for future growth. The Fund’s portfolio managers looked for dividend yielding equity securities that they believed were undervalued and possessed the long-term earnings power and strong cash flow generation that would enable them to grow their dividends.

In addition, the Fund employed futures and currency forwards to help manage cash flows and attempt to keep the Fund’s currency exposure in line with the Benchmark.

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

APRIL 30, 2013	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	9

JPMorgan Global Equity Income Fund

FUND SUMMARY

SIX MONTHS ENDED APRIL 30, 2013 (Unaudited) (continued)

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO*
1.	Time Warner, Inc. (United States)	2.8%
2.	Royal Dutch Shell plc, Class A (Netherlands)	2.7
3.	Eni S.p.A. (Italy)	2.2
4.	Roche Holding AG (Switzerland)	2.2
5.	Seven & I Holdings Co., Ltd. (Japan)	2.1
6.	Swiss Re AG (Switzerland)	2.1
7.	Japan Tobacco, Inc. (Japan)	2.1
8.	ConocoPhillips (United States)	2.1
9.	Microsoft Corp. (United States)	2.0
10.	Australia & New Zealand Banking Group Ltd. (Australia)	2.0

PORTFOLIO COMPOSITION BY COUNTRY*
United States	31.0%
United Kingdom	10.5
Japan	8.5
Switzerland	6.6
Australia	6.6
France	6.3
Netherlands	4.7
Germany	4.3
Sweden	3.0
Italy	2.7
Singapore	2.7
Norway	1.8
China	1.5
Hong Kong	1.4
Canada	1.3
Taiwan	1.0
Denmark	1.0
Indonesia	1.0
Brazil	1.0
Others (each less than 1.0%)	1.4
Short-Term Investment	1.7

*	Percentages indicated are based on total investments as of April 30, 2013 . The Fund’s portfolio composition is subject to change.

10	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2013

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2013

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	SINCE INCEPTION
CLASS A SHARES	2/28/11
Without Sales Charge		14.06%	18.34%	6.02%
With Sales Charge**		8.09	12.11	3.42
CLASS C SHARES	2/28/11
Without CDSC		13.75	17.85	5.51
With CDSC***		12.75	16.85	5.51
CLASS R2 SHARES	2/28/11	13.96	18.12	5.78
CLASS R5 SHARES	2/28/11	14.35	18.93	6.52
SELECT CLASS SHARES	2/28/11	14.19	18.64	6.28

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (2/28/11 TO 4/30/13)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-480-4111.

The Fund commenced operations on February 28, 2011.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Global Equity Income Fund, the MSCI World Index and the Lipper Global Equity Income Funds Index, from February 28, 2011 to April 30, 2013. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI World Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The dividend is reinvested after deduction of withholding tax, applying the maximum rate to non-resident institutional investors who do not benefit from double taxation treaties. These expenses are not identical to the expenses incurred by the Fund. The performance of the Lipper Global Equity Income Funds Index includes expenses associated with a mutual fund, such as investment management fees. The

MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The Lipper Global Equity Income Funds Index is an average based on the total returns of all mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the U.S. can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

APRIL 30, 2013	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	11

JPMorgan Global Opportunities Fund

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2013 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	14.25%
Morgan Stanley Capital International (“MSCI”) World Index (net of foreign withholding taxes)	14.67%

Net Assets as of 4/30/2013 (In Thousands)	$5,446

INVESTMENT OBJECTIVE**

The JPMorgan Global Opportunities Fund (the “Fund”) seeks to provide long-term capital growth.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund (Select Class Shares) underperformed the MSCI World Index (net of foreign withholding taxes) (the “Benchmark”) for the six months ended April 30, 2013. The Fund’s stock selection in the retail and transportation services and consumer cyclicals sectors detracted from relative performance. The Fund’s stock selection and underweight versus the Benchmark in the energy sector and stock selection in the property sector contributed to relative performance.

Individual detractors from the Fund’s relative performance included the Fund’s overweight positions versus the Benchmark in Capital One Financial Corp., Volkswagen AG and Belle International Holdings Ltd. Shares of Capital One Financial Corp. declined on investors’ concerns about an increase in the credit card company’s loan-loss provisions and lower net interest margin. Volkswagen AG is a German auto manufacturer. The stock declined after the company predicted flat earnings for 2013. Shares of Belle International Holdings Ltd., a Chinese shoe and footwear manufacturer, declined after the company reported lower-than-expected earnings.

Individual contributors to the Fund’s relative performance included the Fund’s overweight positions versus the Benchmark in Mitsubishi Estate Co., Ltd., Telefonaktiebolaget LM Ericsson (“Ericsson”) and Biogen Idec, Inc. Shares of Mitsubishi Estate Co., Ltd., a Japanese real estate developer, gained due to improving trends for rents and apartment sales in Japan and improved investor optimism in the face of aggressive moves by policy-makers to stimulate the domestic economy. Shares of Ericsson benefited after the Sweden-based communications technology company reported better-than-expected net income. Shares of Biogen Idec, Inc. benefited from the biotechnology company’s strong first-quarter revenues, which were boosted by robust sales for its AVONEX drug.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers employed a bottom-up fundamental approach to stock selection, seeking to identify what they believed to be the most attractive investment opportunities within each sector. The Fund’s portfolio managers sought stocks that they believed possessed an attractive valuation signal (as measured by a proprietary dividend discount model) and a timely catalyst that would enable the stock to realize its inherent value.

In addition, the Fund employed futures and currency forwards to help manage cash flows and attempt to keep the Fund’s currency exposure in line with the Benchmark.

12	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2013

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO***
1.	Japan Tobacco, Inc. (Japan)	1.8%
2.	Unilever N.V., CVA (Netherlands)	1.8
3.	Royal Dutch Shell plc, Class A (Netherlands)	1.8
4.	Google, Inc., Class A (United States)	1.7
5.	Wells Fargo & Co. (United States)	1.7
6.	Citigroup, Inc. (United States)	1.7
7.	Microsoft Corp. (United States)	1.7
8.	Bank of America Corp. (United States)	1.6
9.	HSBC Holdings plc (United Kingdom)	1.5
10.	Time Warner, Inc. (United States)	1.5

PORTFOLIO COMPOSITION BY COUNTRY***
United States	50.8%
United Kingdom	10.9
Japan	9.4
Switzerland	4.8
Germany	4.4
Netherlands	4.3
France	4.1
Ireland	2.8
Hong Kong	2.0
Belgium	1.3
Sweden	1.1
Others (each less than 1.0%)	4.1

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved. Effective November 1, 2011, the Fund changed its investment strategy and lowered its advisory fee and expense cap.
***	Percentages indicated are based on total investments as of April 30, 2013. The Fund’s portfolio composition is subject to change.

APRIL 30, 2013	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	13

JPMorgan Global Opportunities Fund

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2013 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2013

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	SINCE INCEPTION
CLASS A SHARES	3/30/07
Without Sales Charge		14.13%	13.71%	3.48%	1.78%
With Sales Charge**		8.11	7.73	2.37	0.89
CLASS C SHARES	3/30/07
Without CDSC		13.87	13.11	2.96	1.27
With CDSC***		12.87	12.11	2.96	1.27
CLASS R2 SHARES	11/1/11	13.93	13.33	3.39	1.77
CLASS R5 SHARES	3/30/07	14.38	14.21	3.94	2.24
CLASS R6 SHARES	11/1/11	14.36	14.19	3.94	2.24
SELECT CLASS SHARES	3/30/07	14.25	13.91	3.73	2.03

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (3/30/07 TO 4/30/13)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-480-4111.

The Fund commenced operations on March 30, 2007.

Effective November 1, 2011, some of the Fund’s investment strategies were modified and performance would have been different if the Fund was managed using its current strategies.

Returns for Class R2 Shares prior to its inception date were based on the performance of Class A Shares. The actual returns of R2 Shares would have been lower than shown because R2 Shares have higher expenses than Class A Shares.

Returns for Class R6 Shares prior to its inception date were based on the performance of Class R5 Shares. The actual returns of Class R6 Shares would have been different than those shown because Class R5 Shares have different expenses than Class R6 Shares.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Global Opportunities Fund, the MSCI World Index and the Lipper Global Multi-Cap Core Index from March 30, 2007 to April 30, 2013. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI World Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The dividend is reinvested after deduction of withholding tax, applying the maximum rate to non-resident institutional investors who do not benefit from double taxation treaties. The performance of the Lipper Global Multi-Cap Core Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The Lipper Global Multi-Cap Core Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

From the inception of the Fund through October 31, 2010, the Fund did not experience any shareholder purchase and sale activity. If such shareholder activity had occurred, the Fund’s performance may have been impacted.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the U.S. can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

14	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2013

JPMorgan Global Research Enhanced Index Fund

FUND SUMMARY

FOR THE PERIOD FEBRUARY 28, 2013 (FUND INCEPTION DATE) THROUGH APRIL 30, 2013 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	5.27%
Morgan Stanley Capital International (“MSCI”) World Index (net of foreign withholding taxes)	5.57%

Net Assets as of 4/30/2013 (In Thousands)	$773,369

INVESTMENT OBJECTIVE** AND STRATEGIES

The Fund seeks to provide long-term capital appreciation.

The Fund seeks to outperform the Morgan Stanley Capital International (MSCI) World Index1 (net of foreign withholding taxes) (the Index) over time while maintaining similar risk characteristics. In implementing its strategy, the Fund primarily invests in securities included within the universe of the Index. However, the Fund modestly overweights securities in the Index that it considers undervalued while modestly underweighting or not holding securities in the Index that it considers overvalued. Under normal circumstances, while the Fund anticipates that it will only own a portion, which may represent a minority, of the securities included in the Index, it seeks to achieve similar sector, geographic and risk characteristics to the Index. By owning a large number of securities within the Index, with an emphasis on those that appear undervalued, the Fund seeks returns that modestly exceed those of the Index over the long term with a modest level of tracking error to the Index. The Index may include the securities of smaller capitalization companies.

1	MSCI World Index is a registered service mark of Morgan Stanley Capital International, which does not sponsor and is in no way affiliated with the Fund.

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO***
1.	Apple, Inc. (United States)	1.4%
2.	Exxon Mobil Corp. (United States)	1.2
3.	Johnson & Johnson (United States)	1.1
4.	Google, Inc., Class A (United States)	1.0
5.	Chevron Corp. (United States)	1.0
6.	Wells Fargo & Co. (United States)	0.9
7.	Microsoft Corp. (United States)	0.9
8.	Procter & Gamble Co. (The) (United States)	0.9
9.	Nestle S.A. (Switzerland)	0.8
10.	Philip Morris International, Inc. (United States)	0.8

PORTFOLIO COMPOSITION BY COUNTRY***
United States	49.7%
Japan	7.5
United Kingdom	7.5
Switzerland	4.3
Canada	3.7
Germany	3.4
France	3.2
Australia	3.2
Netherlands	1.9
Spain	1.3
Hong Kong	1.0
Others (each less than 1.0%)	5.0
Short-Term Investment	8.3

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of April 30, 2013. The Fund’s portfolio composition is subject to change.

APRIL 30, 2013	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	15

JPMorgan Global Research Enhanced Index Fund

FUND COMMENTARY

FOR THE PERIOD FEBRUARY 28, 2013 (FUND INCEPTION DATE) THROUGH APRIL 30, 2013 (Unaudited) (continued)

TOTAL RETURNS AS OF APRIL 30, 2013

	INCEPTION DATE OF CLASS	SINCE INCEPTION*
CLASS A SHARES	2/28/13
Without Sales Charge		5.27%
With Sales Charge**		(0.25)
CLASS C SHARES	2/28/13
Without CDSC		5.13
With CDSC***		4.13
CLASS R2 SHARES	2/28/13	5.20
SELECT CLASS SHARES	2/28/13	5.27

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (2/28/13 TO 4/30/13)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-480-4111.

The Fund commenced operations on February 28, 2013.

The graph illustrates comparative performance for $1,000,000 invested in the Select Class Shares of the JPMorgan Global Research Enhanced Index Fund and MSCI World Index from February 28, 2013 to April 30, 2013. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI World Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the U.S. can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

16	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2013

JPMorgan International Equity Fund

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2013 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	12.46%
Morgan Stanley Capital International (“MSCI”) Europe, Australasia and Far East (“EAFE”) Index (net of foreign withholding taxes)	16.90%

Net Assets as of 4/30/2013 (In Thousands)	$1,471,702

INVESTMENT OBJECTIVE**

The JPMorgan International Equity Fund (the “Fund”) seeks total return from long-term capital growth and income. Total return consists of capital growth and current income.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund (Select Class Shares) underperformed the MSCI EAFE Index (net of foreign withholding taxes) (the “Benchmark”) for the six months ended April 30, 2013. The Fund’s underweight versus the Benchmark in the financials sector, in particular its lack of exposure to Japanese and Australian banks, was the main detractor from relative performance. The Fund’s underweight versus the Benchmark in Japan, most notably to those companies that cater to the domestic Japanese economy, also detracted from relative performance. The Fund’s stock selection in the industrials sector contributed to relative performance.

Individual detractors from the Fund’s relative performance included the Fund’s overweight positions versus the Benchmark in BG Group plc, Tullow Oil plc and BHP Billiton plc. BG Group plc and Tullow Oil plc are engaged in the exploration, development and production of natural gas and oil, while BHP Billiton plc is a diversified natural resources company. BG Group plc announced that its ramp up in production was going to be delayed, which hurt the stock. Several of Tullow Oil’s new projects yielded disappointing results. BHP Billiton was hurt by concerns about slumping global demand for commodities in the face of slower Chinese growth.

Individual contributors to the Fund’s relative performance included the Fund’s overweight positions versus the Benchmark in Japanese companies Makita Corp., Japan Tobacco, Inc. and Kubota Corp. Makita Corp. manufactures power tools, air tools and gardening equipment. Kubota Corp. is a manufacturer of farm equipment, engines and construction machinery, while Japan Tobacco, Inc. provides tobacco products. Each company generates a portion of their revenue from sales outside of Japan and the stocks benefited from investors’ enthusiasm surrounding their increasing competitive advantages in the global market place as a result of the weakening Japanese yen.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers continued to focus on stock selection to build a portfolio of international equities. They used bottom-up fundamental research to identify what they believed were attractively priced stocks of well-managed companies with the potential to grow their earnings faster than their industry peers.

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO***
1.	Royal Dutch Shell plc, Class A (Netherlands)	2.7%
2.	HSBC Holdings plc (United Kingdom)	2.7
3.	Standard Chartered plc (United Kingdom)	2.4
4.	Nestle S.A. (Switzerland)	2.3
5.	Novartis AG (Switzerland)	2.1
6.	Roche Holding AG (Switzerland)	2.1
7.	Toyota Motor Corp. (Japan)	1.9
8.	Vodafone Group plc (United Kingdom)	1.8
9.	BG Group plc (United Kingdom)	1.6
10.	Prudential plc (United Kingdom)	1.6

PORTFOLIO COMPOSITION BY COUNTRY***
United Kingdom	23.9%
Japan	17.1
Switzerland	14.3
France	12.6
Germany	9.1
Netherlands	4.5
China	3.6
Hong Kong	2.6
Australia	1.8
Belgium	1.4
South Korea	1.3
Others (each less than 1.0%)	3.6
Short-Term Investment	4.2

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of April 30, 2013. The Fund’s portfolio composition is subject to change.

APRIL 30, 2013	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	17

JPMorgan International Equity Fund

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2013 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2013

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	2/28/02
Without Sales Charge		12.29%	13.92%	(0.44)%	8.33%
With Sales Charge**		6.40	7.93	(1.51)	7.75
CLASS B SHARES	2/28/02
Without CDSC		11.99	13.30	(0.98)	7.85
With CDSC***		6.99	8.30	(1.40)	7.85
CLASS C SHARES	1/31/03
Without CDSC		12.02	13.34	(0.97)	7.75
With CDSC****		11.02	12.34	(0.97)	7.75
CLASS R2 SHARES	11/3/08	12.18	13.65	(0.68)	8.20
CLASS R5 SHARES	5/15/06	12.54	14.39	(0.02)	8.77
CLASS R6 SHARES	11/30/10	12.56	14.44	0.00	8.78
SELECT CLASS SHARES	1/1/97	12.46	14.20	(0.20)	8.63

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 5% CDSC (contingent deferred sales charge) for the one year period, 2% CDSC for the five year period and 0% CDSC thereafter.
****	Assumes a 1% CDSC for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (4/30/03 TO 4/30/13)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns for Class R5 Shares prior to its inception date were based on the performance of the Select Class Shares. The actual returns of Class R5 Shares would have been different than those shown because Class R5 Shares have different expenses than Select Class Shares.

Returns for Class R2 Shares prior to its inception date were based on the performance of Class A Shares. The actual returns of R2 Shares would have been lower than shown because R2 Shares have higher expenses than Class A Shares.

Returns for Class R6 Shares prior to its inception date were based on the performance of Class R5 Shares. The actual returns of Class R6 Shares would have been different than those shown because Class R5 Shares have different expenses than Class R6 Shares.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan International Equity Fund, the MSCI EAFE Index and the Lipper International Large-Cap Core Funds Index from April 30, 2003 to April 30, 2013. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI EAFE Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The dividend is reinvested after deduction of withholding tax, applying the maximum rate to non-resident institutional investors who do not benefit from double taxation treaties. The performance of the Lipper International Large-Cap Core Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The MSCI EAFE Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The Lipper International Large-Cap Core Funds Index is based on the total returns of certain mutual funds within the Fund’s designated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

18	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2013

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the U.S. can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations.

Because Class B Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class B reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

APRIL 30, 2013	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	19

JPMorgan International Equity Index Fund

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2013 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	15.31%
Morgan Stanley Capital International (“MSCI”) Europe, Australasia and Far East (“EAFE”) GDP Index	16.48%

Net Assets as of 4/30/2013 (In Thousands)	$483,784

INVESTMENT OBJECTIVE**

The JPMorgan International Equity Index Fund (the “Fund”) seeks to provide investment results that correspond to the aggregate price and dividend performance of the securities in the MSCI EAFE Gross Domestic Product (“GDP”) Index (the “Benchmark”).

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund (Select Class Shares) underperformed the Benchmark for the six months ended April 30, 2013. The Fund’s exposure to emerging markets stocks, which are not held in the Benchmark, drove the Fund’s relative underperformance as emerging markets stocks underperformed international developed markets stocks during the reporting period.

The Fund’s strategy is not a full replication approach. The Fund seeks to achieve a correlation of 0.90 with the Benchmark, without taking into account the Fund’s expenses. Perfect correlation would be 1.00. The tracking error (a measure of how closely the return of a portfolio follows the return of an index to which it is benchmarked) of this strategy during the reporting period can be attributed to not owning all the names in the Benchmark and the Fund’s exposure to emerging markets stocks.

HOW WAS THE FUND POSITIONED?

Effective February 28, 2013, the Fund’s portfolio management team changed. The Fund’s portfolio managers constructed the Fund with country weightings based on GDP rather than equity market capitalization. Each country was weighted by GDP, because the Fund’s portfolio managers believed that this measure served as a better indication of each country’s potential earning power than traditional market capitalization.

During the reporting period, the Fund’s portfolio managers used a combination of exchange-traded funds and futures to help manage cash flows. The Fund sought returns that modestly exceed those of the Benchmark over the long term with a modest level of risk relative to the Benchmark, and attempted to provide broad international exposure for investors.

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO***
1.	iShares MSCI EAFE Index Fund (United States)	2.6%
2.	Eni S.p.A. (Italy)	1.9
3.	Sanofi (France)	1.4
4.	Bayer AG (Germany)	1.2
5.	Banco Santander S.A. (Spain)	1.2
6.	Toyota Motor Corp. (Japan)	1.1
7.	Anheuser-Busch InBev N.V. (Belgium)	1.1
8.	BASF SE (Germany)	1.1
9.	Siemens AG (Germany)	1.1
10.	Allianz SE (Germany)	1.0

PORTFOLIO COMPOSITION BY COUNTRY***
Japan	20.1%
Germany	12.1
France	9.0
United Kingdom	7.9
Italy	7.0
Spain	5.4
Australia	5.0
Netherlands	3.5
United States	3.0
Switzerland	2.9
Belgium	1.8
Sweden	1.7
Norway	1.5
Austria	1.4
Greece	1.2
Finland	1.2
Portugal	1.2
Denmark	1.1
Hong Kong	1.1
Others (each less than 1.0%)	11.8
Short-Term Investment	0.1

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of April 30, 2013 . The Fund’s portfolio composition is subject to change.

20	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2013

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2013

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	4/23/93
Without Sales Charge		15.15%	18.66%	(2.61)%	9.00%
With Sales Charge**		9.08	12.41	(3.66)	8.42
CLASS B SHARES	1/14/94
Without CDSC		14.77	17.80	(3.32)	8.37
With CDSC***		9.77	12.80	(3.78)	8.37
CLASS C SHARES	11/4/97
Without CDSC		14.72	17.83	(3.30)	8.22
With CDSC****		13.72	16.83	(3.30)	8.22
CLASS R2 SHARES	11/3/08	14.96	18.29	(2.87)	8.71
SELECT CLASS SHARES	10/28/92	15.31	18.94	(2.37)	9.26

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 5% CDSC (contingent deferred sales charge) for the one year period, 2% CDSC for the five year period and 0% CDSC thereafter.
****	Assumes a 1% CDSC for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (4/30/03 TO 4/30/13)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns for Class R2 Shares prior to its inception date were based on the performance of the Select Class Shares. Class R2 Shares performance has been adjusted to reflect the difference in expenses between classes.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan International Equity Index Fund, the MSCI EAFE GDP Index and Lipper International Large-Cap Core Funds Index from April 30, 2003 to April 30, 2013. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI EAFE GDP Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The dividend is reinvested after deduction of withholding tax, applying the maximum rate to non-resident institutional investors who do not benefit from double taxation treaties. The performance of the Lipper International Large-Cap Core Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The MSCI EAFE GDP Index is a country weighted index that is designed to measure the size of developed market economies, excluding the U.S. & Canada. The Lipper International Large-Cap Core Funds Index is based on the total returns of certain mutual funds within the Fund’s designated category as defined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside of the U.S. can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations.

Because Class B Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class B reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

APRIL 30, 2013	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	21

JPMorgan International Opportunities Fund

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2013 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Institutional Class Shares)*	14.87%
Morgan Stanley Capital International (“MSCI”) Europe, Australasia and Far East (“EAFE”) Index (net of foreign withholding taxes)	16.90%

Net Assets as of 4/30/2013 (In Thousands)	$1,112,625

INVESTMENT OBJECTIVE**

The JPMorgan International Opportunities Fund (the “Fund”) seeks to provide high total return from a portfolio of equity securities of foreign companies in developed and, to a lesser extent, emerging markets.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund (Institutional Class Shares) underperformed the MSCI EAFE Index (net of foreign withholding taxes) (the “Benchmark”) for the six months ended April 30, 2013. The Fund’s stock selection, most notably in the energy, autos and technology-hardware sectors, detracted from the Fund’s relative performance. The Fund’s stock selection in the consumer non durable, property and telecommunications sectors contributed to the Fund’s relative performance.

Individual detractors from the Fund’s relative performance included the Fund’s overweight positions versus the Benchmark in Hon Hai Precision Industry Co., Ltd., First Quantum Minerals Ltd. and Tullow Oil plc. Shares of Hon Hai Precision Industry Co., Ltd. decreased due to concerns about slowing sales of Apple products. Apple Inc. is the largest client of the Taiwanese consumer electronics contract manufacturer. Tullow Oil plc is engaged in the exploration, development and production of natural gas and oil. Several of the company’s drilling projects yielded disappointing results. First Quantum Minerals Ltd. is a mineral exploration, development and mining company. The stock was hurt by concerns about slumping global demand for commodities in the face of slower growth in China.

Individual contributors to the Fund’s relative performance included the Fund’s overweight positions versus the Benchmark in Japan Tobacco, Inc., Sumitomo Mitsui Financial Group, Inc. and Mitsubishi Estate Co., Ltd. Shares of Japan Tobacco, Inc., which provides tobacco products and generates a portion of its revenue from sales outside of Japan, benefited from investors’ enthusiasm surrounding its increasing competitive advantage in the global market place as a result of the weakening Japanese yen. Shares of financial services company Sumitomo Mitsui Financial Group, Inc. and property company Mitsubishi Estate Co., Ltd. benefited from improved investor optimism in the face of aggressive moves by policy-makers to stoke the Japanese economy.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers employed a bottom-up fundamental approach to stock selection, seeking to identify what they believed were the most attractive investment opportunities within each sector. The Fund’s portfolio managers looked for stocks that they believed possessed an attractive valuation signal (as measured by a proprietary dividend discount model) and a timely catalyst that would enable the stock to realize its inherent value.

In addition, the Fund employed futures and currency forwards to help manage cash flows and attempt to keep the Fund’s currency exposure in line with that of its Benchmark.

22	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2013

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO***
1.	HSBC Holdings plc (United Kingdom)	3.0%
2.	Royal Dutch Shell plc, Class A (Netherlands)	2.3
3.	British American Tobacco plc (United Kingdom)	2.1
4.	Unilever N.V., CVA (Netherlands)	2.0
5.	Japan Tobacco, Inc. (Japan)	2.0
6.	Mitsubishi UFJ Financial Group, Inc. (Japan)	1.9
7.	Bayer AG (Germany)	1.9
8.	Roche Holding AG (Switzerland)	1.9
9.	Vodafone Group plc (United Kingdom)	1.8
10.	Sanofi (France)	1.8

PORTFOLIO COMPOSITION BY COUNTRY***
United Kingdom	21.2%
Japan	19.9
France	10.7
Germany	10.1
Switzerland	9.1
Netherlands	5.6
Sweden	3.9
Hong Kong	3.6
Australia	2.6
Ireland	2.1
China	1.7
South Korea	1.4
Belgium	1.4
Denmark	1.1
Taiwan	1.0
Others (each less than 1.0%)	2.6
Short-Term Investment	2.0

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of April 30, 2013. The Fund’s portfolio composition is subject to change.

APRIL 30, 2013	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	23

JPMorgan International Opportunities Fund

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2013 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2013

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	9/10/01
Without Sales Charge		14.59%	14.78%	(0.77)%	8.76%
With Sales Charge**		8.58	8.74	(1.84)	8.17
CLASS B SHARES	9/10/01
Without CDSC		14.35	14.26	(1.26)	8.33
With CDSC***		9.35	9.26	(1.68)	8.33
CLASS C SHARES	7/31/07
Without CDSC		14.29	14.20	(1.27)	8.22
With CDSC****		13.29	13.20	(1.27)	8.22
CLASS R6 SHARES	11/30/10	14.89	15.44	(0.30)	9.39
INSTITUTIONAL CLASS SHARES	2/26/97	14.87	15.32	(0.34)	9.37
SELECT CLASS SHARES	9/10/01	14.79	15.15	(0.52)	9.13

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 5% CDSC (contingent deferred sales charge) for the one year period, 2% CDSC for the five year period and 0% CDSC thereafter.
****	Assumes a 1% CDSC for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (4/30/03 TO 4/30/13)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns for Class C Shares prior to its inception date were based on the performance of Class B Shares. The actual returns of Class C Shares would have been similar to those shown because Class C Shares have expenses similar to those of Class B Shares.

Returns for Class R6 Shares prior to its inception date were based on the performance of Institutional Class Shares. The actual returns of Class R6 Shares would have been different than those shown because Institutional Class Shares have different expenses than Class R6 Shares.

The graph illustrates comparative performance for $3,000,000 invested in Institutional Class Shares of the JPMorgan International Opportunities Fund, the MSCI EAFE Index and the Lipper International Large-Cap Core Funds Index from April 30, 2003 to April 30, 2013. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI EAFE Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The dividend is reinvested after deduction of withholding tax, applying the maximum rate to non-resident institutional investors who do not benefit from double taxation treaties. The performance of the Lipper International Large-Cap Core Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The MSCI EAFE Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The Lipper International Large-Cap Core Funds Index is based on the total returns of certain mutual funds within the Fund’s designated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Institutional Class Shares have a $3,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

24	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2013

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the U.S. can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations.

Because Class B shares automatically convert to Class A shares after 8 years, the 10 Year average annual total return shown above for Class B reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

APRIL 30, 2013	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	25

JPMorgan International Value Fund

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2013 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Institutional Class Shares)*	16.36%
Morgan Stanley Capital International (“MSCI”) Europe, Australasia and Far East (“EAFE”) Value Index (net of foreign withholding taxes)	16.63%

Net Assets as of 4/30/2013 (In Thousands)	$2,668,818

INVESTMENT OBJECTIVE**

The JPMorgan International Value Fund (the “Fund”) seeks to provide high total return from a portfolio of foreign company equity securities.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund (Institutional Class Shares) underperformed the MSCI EAFE Value Index (net of foreign withholding taxes) (the “Benchmark”) for the six months ended April 30, 2013. The Fund’s stock selection and underweight versus the Benchmark in the banks and finance sector and stock selection in the transportation services and consumer cyclicals sector detracted from relative performance. The Fund’s stock selection in the industrial cyclical and property sectors contributed to relative performance.

Individual detractors from relative performance included the Fund’s overweight positions versus the Benchmark in Volkswagen AG, Pearson plc and First Quantum Minerals Ltd. Volkswagen AG is a German auto manufacturer. Pearson plc is a media and education company. Both stocks declined due to disappointing earnings guidance. Shares of mining company First Quantum Minerals Ltd. declined on concerns about lower commodity prices in the face of slower growth in China.

Individual contributors to the Fund’s relative performance included the Fund’s overweight positions versus the Benchmark in Mitsui Fudosan Co., Ltd., Sumitomo Mitsui Financial Group, Inc. and European Aeronautic Defence and Space Co., N.V. (“EADS”). Shares of Japanese real estate company Mitsui Fudosan Co., Ltd. and Japanese financial services company Sumitomo Mitsui Financial Group, Inc. benefited from improved investor optimism in the face of aggressive moves by policy-makers to stoke the Japanese economy. Shares of EADS gained as the company predicted record earnings for 2013. The stock also benefited from rival company Boeing’s problems with its new 787 Dreamliner jet.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers employed a bottom-up fundamental approach to stock selection, seeking to identify what they believed were the most attractive value investment opportunities within each sector. The Fund’s portfolio managers looked for stocks that they believed possessed an attractive valuation signal (as measured by a proprietary dividend discount model) and a timely catalyst that would enable the stock to realize its inherent value.

In addition, the Fund employed futures and currency forwards to help manage cash flows and attempt to keep the Fund’s currency exposure in line with the U.S.-dollar denominated Benchmark.

26	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2013

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO***
1.	HSBC Holdings plc (United Kingdom)	3.8%
2.	Sanofi (France)	3.4
3.	Royal Dutch Shell plc, Class A (Netherlands)	3.2
4.	Eni S.p.A. (Italy)	2.7
5.	Vodafone Group plc (United Kingdom)	2.6
6.	Allianz SE (Germany)	2.3
7.	Sumitomo Mitsui Financial Group, Inc. (Japan)	2.2
8.	Australia & New Zealand Banking Group Ltd. (Australia)	2.1
9.	Novartis AG (Switzerland)	2.1
10.	Mitsubishi UFJ Financial Group, Inc. (Japan)	2.0

PORTFOLIO COMPOSITION BY COUNTRY***
Japan	24.3%
United Kingdom	16.2
France	15.3
Germany	7.5
Netherlands	5.6
Switzerland	5.4
Italy	3.4
Spain	3.3
Hong Kong	2.8
Australia	2.8
China	2.6
Sweden	1.7
Belgium	1.6
Norway	1.3
Others (each less than 1.0%)	4.8
Short-Term Investment	1.4

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of April 30, 2013. The Fund’s portfolio composition is subject to change.

APRIL 30, 2013	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	27

JPMorgan International Value Fund

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2013 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2013

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	9/28/01
Without Sales Charge		16.13%	17.29%	(1.68)%	10.26%
With Sales Charge**		10.08	11.12	(2.73)	9.66
CLASS B SHARES	9/28/01
Without CDSC		15.91	16.69	(2.17)	9.82
With CDSC***		10.91	11.69	(2.61)	9.82
CLASS C SHARES	7/11/06
Without CDSC		15.87	16.75	(2.17)	9.72
With CDSC****		14.87	15.75	(2.17)	9.72
CLASS R2 SHARES	11/3/08	16.03	17.00	(1.91)	10.13
CLASS R6 SHARES	11/30/10	16.47	17.90	(1.23)	10.77
INSTITUTIONAL CLASS SHARES	11/4/93	16.36	17.79	(1.28)	10.74
SELECT CLASS SHARES	9/10/01	16.22	17.56	(1.44)	10.51

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 5% CDSC (contingent deferred sales charge) for the one year period, 2% CDSC for the five year period and 0% CDSC thereafter.
****	Assumes a 1% CDSC for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (4/30/03 TO 4/30/13)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The performance of Class C Shares prior to its inception date is based on the performance of Class B Shares of the Fund. The actual returns of Class C Shares would have been similar to those shown because Class C Shares have expenses similar to those of Class B Shares.

Returns for Class R2 Shares prior to its inception date were based on the performance of Class A Shares. The actual returns of R2 Shares would have been lower than shown because R2 Shares have higher expenses than Class A Shares.

Returns for Class R6 Shares prior to its inception date were based on the performance of Institutional Class Shares. The actual returns of Class R6 Shares would have been different than those shown because Institutional Class Shares have different expenses than Class R6 Shares.

The graph illustrates comparative performance for $3,000,000 invested in Institutional Class Shares of the JPMorgan International Value Fund, the MSCI EAFE Value Index and the Lipper International Large-Cap Value Funds Average from April 30, 2003 to April 30, 2013. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI EAFE Value Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The dividend is reinvested after deduction of withholding tax, applying the maximum rate to non-resident institutional investors who do not benefit from double taxation treaties. The performance of the Lipper International Large-Cap Value Funds Average includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The MSCI EAFE Value Index is a free float-adjusted market capitalization weighted index that is designed to measure the performance of value-oriented stocks in the world’s equity markets, excluding the U.S. and Canada. Investors cannot invest directly in an index. The Lipper International Large-Cap Value Funds Average is an average based on the total returns of all mutual funds within the Fund’s designated category as determined by Lipper, Inc.

28	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2013

Institutional Class Shares have a $3,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the U.S. can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations.

Because Class B shares automatically convert to Class A shares after 8 years, the 10 Year average annual total return shown above for Class B reflects Class A performance for the period after conversion.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

APRIL 30, 2013	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	29

JPMorgan Intrepid International Fund

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2013 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Institutional Class Shares)*	15.73%
Morgan Stanley Capital International (“MSCI”) Europe, Australasia and Far East (“EAFE”) Index (net of foreign withholding taxes)	16.90%

Net Assets as of 4/30/2013 (In Thousands)	$468,538

INVESTMENT OBJECTIVE**

The JPMorgan Intrepid International Fund (the “Fund”) seeks to maximize long-term capital growth by investing primarily in equity securities in developed markets outside the U.S.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund (Institutional Class Shares) underperformed the MSCI EAFE Index (net of foreign withholding taxes) (the “Benchmark”) for the six months ended April 30, 2013. The Fund’s portfolio managers attempted to construct the Fund so that stock selection and style factors (i.e., growth and value characteristics) would be the primary drivers of returns. The Fund’s investments in the information technology and energy sectors were the largest detractors from the Fund’s relative performance, while investments in the materials and consumer discretionary sectors contributed to relative performance.

In an attempt to mitigate the impact to performance from individual stocks, the Fund held a range of 209 to 214 securities across sectors during the reporting period. While their overall impact to the Fund’s return was relatively small, the largest individual detractors from the Fund’s relative performance included the Fund’s overweight positions versus the Benchmark in Petroleo Brasileiro S.A. (“Petrobras”) and Rio Tinto plc. Rio Tinto plc is a U.K. mining company and Petrobras is a Brazilian energy company. Both stocks declined on concerns about lower commodity prices in the face of slower growth in China. The

Fund’s underweight position versus the Benchmark in Nomura Holdings Inc. also detracted from relative performance as shares of the Japanese financial services company surged in the wake of aggressive moves by policy-makers to stoke the Japanese economy.

While their overall impact to the Fund’s return was relatively small, individual contributors to the Fund’s relative performance included the Fund’s overweight position versus the Benchmark in easyJet plc and underweight positions versus the Benchmark in Anglo American Plc and Newcrest Mining Ltd. Shares of European discount airline company easyJet plc benefited from the company’s improving earnings. U.K. based Anglo American Plc and Australia-based Newcrest Mining Ltd. are mining companies. Both stocks declined due to concerns about lower commodity prices in the face of slower growth in China.

HOW WAS THE FUND POSITIONED?

The Fund’s strategy is rooted in the notion that investor behavior is influenced by human emotion and this influence gives rise to persistent growth and value anomalies within the market. During the reporting period, the Fund’s portfolio managers sought to exploit these anomalies by utilizing a series of style screens designed to identify stocks with attractive growth and/or value characteristics, targeting names that possessed high earnings momentum, strong price momentum, low price-to-book ratios and low price-to-earnings ratios.

30	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2013

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO***
1.	Royal Dutch Shell plc, Class B (Netherlands)	2.0%
2.	Roche Holding AG (Switzerland)	1.9
3.	Nestle S.A. (Switzerland)	1.8
4.	Vodafone Group plc (United Kingdom)	1.7
5.	Novartis AG (Switzerland)	1.7
6.	HSBC Holdings plc (United Kingdom)	1.5
7.	Sanofi (France)	1.5
8.	BHP Billiton Ltd. (Australia)	1.4
9.	Toyota Motor Corp. (Japan)	1.3
10.	Bayer AG (Germany)	1.3

PORTFOLIO COMPOSITION BY COUNTRY***
Japan	20.5%
United Kingdom	19.1
Switzerland	11.7
Germany	8.9
France	8.5
Australia	6.5
Netherlands	5.0
Sweden	2.0
Hong Kong	2.0
Spain	1.9
China	1.9
Italy	1.7
Belgium	1.2
India	1.1
Norway	1.1
Others (each less than 1.0%)	4.5
Short-Term Investment	2.4

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of April 30, 2013. The Fund’s portfolio composition is subject to change.

APRIL 30, 2013	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	31

JPMorgan Intrepid International Fund

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2013 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2013

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	4/30/01
Without Sales Charge		15.47%	16.20%	(2.12)%	7.75%
With Sales Charge**		9.41	10.07	(3.17)	7.17
CLASS C SHARES	2/28/06
Without CDSC		15.13	15.56	(2.61)	7.36
With CDSC***		14.13	14.56	(2.61)	7.36
CLASS R2 SHARES	11/3/08	15.35	15.87	(2.34)	7.63
INSTITUTIONAL CLASS SHARES	4/30/01	15.73	16.74	(1.63)	8.33
SELECT CLASS SHARES	2/28/06	15.58	16.43	(1.87)	8.14

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (4/30/03 TO 4/30/13)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns for Class C and Class R2 Shares prior to their inception date are based on the performance of the Class A Shares. The actual returns for Class C and Class R2 Shares would have been lower than shown because Class C and Class R2 Shares have higher expenses than Class A Shares.

Returns for Select Class Shares prior to its inception date were based on the performance of Institutional Class Shares. The actual returns for Select Class Shares would have been lower than shown because Select Class Shares have higher expenses than Institutional Class Shares.

The graph illustrates comparative performance for $3,000,000 invested in Institutional Class Shares of the JPMorgan Intrepid International Fund, the MSCI EAFE Index and the Lipper International Multi-Cap Core Funds Index from April 30, 2003 to April 30, 2013. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI EAFE Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The dividend is reinvested after deduction of withholding tax, applying the maximum rate to non-resident institutional investors who do not benefit from double taxation treaties. The performance of the Lipper International Multi-Cap Core Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The MSCI EAFE Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The Lipper International Multi-Cap Core Funds Index is based on the total returns of certain mutual funds within the Fund’s designated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Institutional Class Shares have a $3,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the U.S. can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

32	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2013

JPMorgan Emerging Economies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2013 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)

Common Stocks — 97.1%
	Brazil — 10.2%
700	Banco do Brasil S.A. (m)	8,817
121	Cia Brasileira de Distribuicao Grupo Pao de Acucar (Preference Shares), ADR (m)	6,732
282	Cia de Bebidas das Americas, (Preference Shares), ADR (m)	11,852
537	Cia de Saneamento Basico do Estado de Sao Paulo, ADR (m)	7,679
585	Even Construtora e Incorporadora S.A. (m)	2,742
196	Ez Tec Empreendimentos e Participacoes S.A. (m)	2,684
809	Itau Unibanco Holding S.A. (Preference Shares), ADR (m)	13,608
98	M. Dias Branco S.A. (m)	4,372
440	Petroleo Brasileiro S.A., ADR (m)	8,433
281	Porto Seguro S.A. (m)	3,490
197	Vale S.A., ADR (m)	3,359

		73,768

	China — 18.2%
21,200	China Construction Bank Corp., Class H (m)	17,793
3,695	China Merchants Bank Co., Ltd., Class H (m)	7,894
6,323	China Minsheng Banking Corp., Ltd., Class H (m)	8,134
4,793	China Shanshui Cement Group Ltd. (m)	2,718
6,447	CNOOC Ltd. (m)	12,076
5,194	Dongfeng Motor Group Co., Ltd., Class H (m)	7,760
4,750	Dongyue Group (m)	2,662
293	Giant Interactive Group, Inc., ADR (a) (m)	2,197
1,574	Great Wall Motor Co., Ltd., Class H (m)	6,837
2,514	Guangzhou R&F Properties Co., Ltd., Class H (m)	4,562
20,352	Industrial & Commercial Bank of China Ltd., Class H (m)	14,346
8,406	Lenovo Group Ltd. (m)	7,690
101	NetEase, Inc., ADR (m)	5,679
8,858	PetroChina Co., Ltd., Class H (m)	11,291
1,131	Ping An Insurance Group Co. of China Ltd., Class H (m)	8,977
2,178	Shanghai Pharmaceuticals Holding Co., Ltd., Class H (m)	4,492
220	WuXi PharmaTech Cayman, Inc., ADR (a) (m)	4,203
8,092	Zijin Mining Group Co., Ltd., Class H (m)	2,400

		131,711

	Cyprus — 0.3%
168	Globaltrans Investment plc, Reg. S, GDR (m)	2,388

	Egypt — 0.4%
676	Commercial International Bank Egypt SAE (m)	2,984

SHARES	SECURITY DESCRIPTION	VALUE($)

	Hong Kong — 5.4%
8,994	Bosideng International Holdings Ltd. (m)	2,366
2,696	Chaoda Modern Agriculture Holdings Ltd. (a) (m) (i)	—
1,320	China Mobile Ltd. (m)	14,513
1,956	China Overseas Land & Investment Ltd. (m)	5,972
1,150	Digital China Holdings Ltd. (m)	1,452
4,820	Shougang Fushan Resources Group Ltd. (m)	1,886
2,803	SJM Holdings Ltd. (m)	7,076
6,684	Skyworth Digital Holdings Ltd. (m)	5,521

		38,786

	Hungary — 0.8%
261	OTP Bank plc (m)	5,452

	India — 6.9%
156	Bajaj Auto Ltd. (m)	5,459
225	HCL Technologies Ltd. (m)	3,009
739	Housing Development Finance Corp. (m)	11,642
234	Infosys Ltd., ADR (m)	9,771
1,133	Oil & Natural Gas Corp., Ltd. (m)	6,882
169	Punjab National Bank (m)	2,423
678	Rural Electrification Corp., Ltd. (m)	2,829
287	Tata Motors Ltd., ADR (m)	7,904

		49,919

	Indonesia — 0.5%
4,493	Indofood Sukses Makmur Tbk PT (m)	3,401

	Kazakhstan — 0.6%
239	KazMunaiGas Exploration Production JSC, Reg. S, GDR (m)	4,283

	Mexico — 0.6%
2,402	Compartamos S.A.B. de C.V. (m)	3,996

	Poland — 3.6%
171	Eurocash S.A. (m)	3,083
141	KGHM Polska Miedz S.A. (m)	6,652
818	Powszechna Kasa Oszczednosci Bank Polski S.A. (m)	8,518
55	Powszechny Zaklad Ubezpieczen S.A. (m)	7,587

		25,840

	Qatar — 0.6%
85	Industries Qatar QSC (m)	4,005

	Russia — 8.6%
200	Lukoil OAO, ADR (m)	12,704
71	Magnit OJSC, Reg. S, GDR (m)	3,643
456	MMC Norilsk Nickel OJSC, ADR (m)	7,040
464	Mobile Telesystems OJSC, ADR (m)	9,610

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2013	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	33

JPMorgan Emerging Economies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Russia — Continued
1,243	Rosneft OAO, GDR (m)	8,524
967	Sberbank of Russia (m)	3,086
782	Sberbank of Russia, ADR (m)	10,091
204	Tatneft OAO, ADR (m)	7,758

		62,456

	South Africa — 4.9%
623	African Bank Investments Ltd. (m)	1,979
46	Assore Ltd. (m)	1,513
661	AVI Ltd. (m)	3,979
561	Clicks Group Ltd. (m)	3,579
2,543	FirstRand Ltd. (m)	8,847
358	Imperial Holdings Ltd. (m)	7,931
241	Tiger Brands Ltd. (m)	7,522

		35,350

	South Korea — 13.3%
288	DGB Financial Group, Inc. (m)	4,036
89	Hite Jinro Co., Ltd. (m)	2,595
79	Hyundai Marine & Fire Insurance Co., Ltd. (m)	2,212
62	Hyundai Motor Co. (m)	11,218
155	Kangwon Land, Inc. (m)	4,373
181	Kia Motors Corp. (m)	9,009
21	Korea Zinc Co., Ltd. (m)	5,921
107	KT&G Corp. (m)	7,699
28	Samsung Electronics Co., Ltd. (m)	38,484
21	SK Telecom Co., Ltd. (m)	3,779
643	Woori Finance Holdings Co., Ltd. (m)	6,963

		96,289

	Taiwan — 11.1%
620	Asustek Computer, Inc. (m)	7,221
1,540	Chipbond Technology Corp. (m)	3,926
1,383	Hon Hai Precision Industry Co., Ltd. (m)	3,574
805	Hon Hai Precision Industry Co., Ltd., Reg. S, GDR (m)	4,130
2,770	Lite-On Technology Corp. (m)	4,989
3,268	Pou Chen Corp. (m)	3,858
1,031	Radiant Opto-Electronics Corp. (m)	4,198
1,438	Realtek Semiconductor Corp. (m)	4,150
8,434	Taishin Financial Holding Co., Ltd. (m)	3,665
1,262	Taiwan Semiconductor Manufacturing Co., Ltd., ADR (m)	24,083
386	TPK Holding Co., Ltd. (m)	7,853
4,315	Uni-President Enterprises Corp. (m)	8,503

		80,150

SHARES	SECURITY DESCRIPTION	VALUE($)

	Thailand — 2.3%
1,056	Kasikornbank PCL, NVDR (m)	7,644
5,600	Krung Thai Bank PCL, NVDR (m)	4,741
2,507	Thanachart Capital PCL, NVDR (m)	4,088

		16,473

	Turkey — 7.2%
504	Arcelik A.S. (m)	3,926
2,925	Eregli Demir ve Celik Fabrikalari TAS (m)	3,355
183	Koza Altin Isletmeleri A.S. (m)	3,678
451	Tofas Turk Otomobil Fabrikasi A.S. (m)	3,148
257	Tupras Turkiye Petrol Rafinerileri A.S. (m)	7,185
1,025	Turk Hava Yollari (a) (m)	4,272
1,802	Turkiye Garanti Bankasi A.S. (m)	9,972
760	Turkiye Halk Bankasi A.S. (m)	8,298
2,137	Turkiye Is Bankasi, Class C (m)	8,266

		52,100

	United Arab Emirates — 0.9%
676	Dragon Oil plc (m)	6,664

	United Kingdom — 0.7%
1,603	Old Mutual plc (m)	5,099

	Total Common Stocks (Cost $652,932)	701,114

Preferred Stock — 0.4%
	Brazil — 0.4%
307	Banco do Estado do Rio Grande do Sul S.A., Class B (m) (Cost $2,778)	2,582

Short-Term Investment — 1.9%
	Investment Company — 1.9%
13,651	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.050% (b) (l) (m) (Cost $13,651)	13,651

	Total Investments — 99.4% (Cost $669,361)	717,347
	Other Assets in Excess of Liabilities — 0.6%	4,576

	NET ASSETS — 100.0%	$721,923

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2013

Summary of Investments by Industry, April 30, 2013

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Commercial Banks	22.8%
Oil, Gas & Consumable Fuels	12.0
Semiconductors & Semiconductor Equipment	10.4
Automobiles	7.2
Metals & Mining	5.0
Wireless Telecommunication Services	3.9
Food Products	3.9
Insurance	3.8
Computers & Peripherals	2.8
Food & Staples Retailing	2.4
Electronic Equipment, Instruments & Components	2.4
Household Durables	2.1

INDUSTRY	PERCENTAGE
Beverages	2.0%
Diversified Financial Services	1.9
IT Services	1.8
Thrifts & Mortgage Finance	1.6
Hotels, Restaurants & Leisure	1.6
Real Estate Management & Development	1.5
Distributors	1.1
Tobacco	1.1
Water Utilities	1.1
Others (each less than 1.0%)	5.7
Short-Term Investment	1.9

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2013	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	35

JPMorgan Emerging Markets Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2013 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 96.0%
	Brazil — 13.8%
5,232	CCR S.A. (m)	51,172
1,971	Cia de Bebidas das Americas (Preference Shares), ADR (m)	82,803
1,180	Cielo S.A. (m)	31,101
1,673	Itau Unibanco Holding S.A. (Preference Shares), ADR (m)	28,148
814	Lojas Renner S.A. (m)	30,912
425	Marcopolo S.A. (m)	2,677
3,398	Petroleo Brasileiro S.A., ADR (m)	67,861
1,846	Ultrapar Participacoes S.A. (m)	49,072
3,145	Vale S.A. (Preference Shares), ADR (m)	51,140
2,013	WEG S.A. (m)	26,646

		421,532

	Chile — 0.9%
985	Banco Santander Chile, ADR (m)	26,239

	China — 8.0%
5,177	Anhui Conch Cement Co., Ltd., Class H (m)	18,794
13,280	China Merchants Bank Co., Ltd., Class H (m)	28,367
32,562	CNOOC Ltd. (m)	60,991
135	New Oriental Education & Technology Group, ADR (m)	2,586
6,983	Ping An Insurance Group Co. of China Ltd., Class H (m)	55,423
9,104	Sun Art Retail Group Ltd. (m)	12,731
9,160	Tingyi Cayman Islands Holding Corp. (m)	25,343
5,268	Tsingtao Brewery Co., Ltd., Class H (m)	35,336
3,591	Wumart Stores, Inc., Class H (m)	6,294

		245,865

	Hong Kong — 8.8%
20,433	AIA Group Ltd. (m)	90,894
7,632	China Mobile Ltd. (m)	83,936
8,917	Hang Lung Properties Ltd. (m)	34,720
912	Jardine Matheson Holdings Ltd. (m)	59,270

		268,820

	Hungary — 0.7%
1,086	OTP Bank plc (m)	22,678

	India — 14.2%
1,355	ACC Ltd. (m)	31,065
3,649	Ambuja Cements Ltd. (m)	12,650
175	Asian Paints Ltd. (m)	15,245
707	HDFC Bank Ltd., ADR (m)	30,009
8,112	Housing Development Finance Corp. (m)	127,781
173	Infosys Ltd. (m)	7,153
1,172	Infosys Ltd., ADR (m)	48,936

SHARES	SECURITY DESCRIPTION	VALUE($)

	India — Continued
5,481	ITC Ltd. (m)	33,488
1,362	Kotak Mahindra Bank Ltd. (m)	17,899
1,098	Larsen & Toubro Ltd. (m)	30,857
3,543	Mahindra & Mahindra Financial Services Ltd. (m)	15,023
1,747	Mahindra & Mahindra Ltd. (m)	30,008
1,333	Tata Consultancy Services Ltd. (m)	34,124

		434,238

	Indonesia — 3.9%
74,270	Astra International Tbk PT (m)	56,196
47,064	Bank Rakyat Indonesia Persero Tbk PT (m)	45,583
6,256	Unilever Indonesia Tbk PT (m)	16,903

		118,682

	Luxembourg — 1.9%
1,342	Tenaris S.A., ADR (m)	59,724

	Malaysia — 1.2%
412	British American Tobacco Malaysia Bhd (m)	8,580
5,472	Public Bank Bhd (m)	29,545

		38,125

	Mexico — 2.8%
3,773	Grupo Financiero Banorte S.A.B. de C.V., Class O (m)	28,429
18,134	Wal-Mart de Mexico S.A.B. de C.V., Series V, (m)	57,527

		85,956

	Russia — 4.2%
1,319	Magnit OJSC, Reg. S, GDR (m)	67,419
10,507	Sberbank of Russia (m)	33,530
2,061	Sberbank of Russia, ADR (m)	26,603

		127,552

	South Africa — 11.5%
4,927	African Bank Investments Ltd. (m)	15,657
1,948	Bidvest Group Ltd. (m)	50,695
781	Capitec Bank Holdings Ltd. (m)	19,029
11,939	FirstRand Ltd. (m)	41,537
648	Imperial Holdings Ltd. (m)	14,360
901	Kumba Iron Ore Ltd. (m)	47,762
1,185	Massmart Holdings Ltd. (m)	24,555
1,035	Mr Price Group Ltd. (m)	14,892
3,369	MTN Group Ltd. (m)	60,800
2,048	Shoprite Holdings Ltd. (m)	38,895
799	Tiger Brands Ltd. (m)	24,883

		353,065

SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2013

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	South Korea — 8.3%
81	E-Mart Co., Ltd. (m)	15,733
221	Hyundai Mobis (m)	50,181
332	Hyundai Motor Co. (m)	60,299
94	Samsung Electronics Co., Ltd. (m)	129,548

		255,761

	Taiwan — 7.4%
12,916	Delta Electronics, Inc. (m)	61,969
5,348	President Chain Store Corp. (m)	33,009
2,732	Taiwan Semiconductor Manufacturing Co., Ltd. (m)	10,141
6,350	Taiwan Semiconductor Manufacturing Co., Ltd., ADR (m)	121,153

		226,272

	Thailand — 1.0%
5,055	Siam Commercial Bank PCL (m)	32,088

	Turkey — 3.3%
5,636	KOC Holding A.S. (m)	34,177
12,158	Turkiye Garanti Bankasi A.S. (m)	67,268

		101,445

	United Kingdom — 4.1%
1,237	SABMiller plc (m)	66,756
2,300	Standard Chartered plc (m)	57,880

		124,636

	Total Common Stocks (Cost $2,386,093)	2,942,678

Preferred Stocks — 1.0%
	Brazil — 1.0%
1,076	Itau Unibanco Holding S.A. (m)	18,049
1,904	Marcopolo S.A. (m)	12,663

	Total Preferred Stocks (Cost $23,745)	30,712

Short-Term Investment — 2.7%
	Investment Company — 2.7%
81,355	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.050% (b) (l) (m) (Cost $81,355)	81,355

	Total Investments — 99.7% (Cost $2,491,193)	3,054,745
	Other Assets in Excess of Liabilities — 0.3%	9,441

	NET ASSETS — 100.0%	$3,064,186

Percentages indicated are based on net assets.

Summary of Investments by Industry, April 30, 2013

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Commercial Banks	16.2%
Semiconductors & Semiconductor Equipment	8.5
Food & Staples Retailing	8.4
Beverages	6.1
Oil, Gas & Consumable Fuels	5.8
Automobiles	4.8
Insurance	4.8
Wireless Telecommunication Services	4.7
Industrial Conglomerates	4.7
Thrifts & Mortgage Finance	4.2
IT Services	4.0
Metals & Mining	3.2
Diversified Financial Services	2.5
Construction Materials	2.0
Electronic Equipment, Instruments & Components	2.0
Energy Equipment & Services	2.0
Transportation Infrastructure	1.7
Food Products	1.6
Auto Components	1.6
Tobacco	1.4
Machinery	1.4
Real Estate Management & Development	1.1
Multiline Retail	1.0
Construction & Engineering	1.0
Others (each less than 1.0%)	2.6
Short-Term Investment	2.7

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2013	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	37

JPMorgan Global Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2013 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)

Common Stocks — 97.1%
	Australia — 6.5%
69	Amcor Ltd. (m)	707
43	Australia & New Zealand Banking Group Ltd. (m)	1,415
143	Goodman Group (m)	776
208	Stockland (m)	836
125	Transurban Group (m)	885

		4,619

	Belgium — 0.9%
4	Solvay S.A. (m)	659

	Brazil — 0.9%
25	Cielo S.A. (m)	671

	Canada — 1.2%
14	Bank of Montreal (m)	878

	China — 1.5%
1,232	China Construction Bank Corp., Class H (m)	1,034

	Denmark — 1.0%
87	TDC A/S (m)	703

	France — 6.2%
35	Electricite de France S.A. (m)	785
11	Sanofi (m)	1,228
10	Schneider Electric S.A. (m)	726
13	Total S.A. (m)	641
4	Unibail-Rodamco SE (m)	977

		4,357

	Germany — 4.2%
8	Allianz SE (m)	1,215
12	BASF SE (m)	1,077
7	Kabel Deutschland Holding AG (m)	667

		2,959

	Hong Kong — 1.4%
89	Hutchison Whampoa Ltd. (m)	968

	Indonesia — 1.0%
1,084	Perusahaan Gas Negara Persero Tbk PT (m)	697

	Italy — 2.7%
17	Banca Generali S.p.A. (m)	361
64	Eni S.p.A. (m)	1,522

		1,883

	Japan — 8.4%
13	Canon, Inc. (m)	453
39	Japan Tobacco, Inc. (m)	1,467
21	Nippon Telegraph & Telephone Corp. (m)	1,019
39	Nissan Motor Co., Ltd. (m)	408
39	Seven & I Holdings Co., Ltd. (m)	1,496

SHARES	SECURITY DESCRIPTION	VALUE($)

	Japan — Continued
22	Sumitomo Mitsui Financial Group, Inc. (m)	1,045

		5,888

	Netherlands — 4.7%
26	Delta Lloyd N.V. (m)	508
56	Royal Dutch Shell plc, Class A (m)	1,894
21	Unilever N.V., CVA (m)	893

		3,295

	Norway — 1.8%
33	Gjensidige Forsikring ASA (m)	538
33	Telenor ASA (m)	743

		1,281

	Singapore — 2.7%
57	Keppel Corp., Ltd. (m)	497
11	Keppel REIT (m)	14
428	Singapore Telecommunications Ltd. (m)	1,367

		1,878

	South Africa — 0.5%
108	African Bank Investments Ltd. (m)	342

	Sweden — 3.0%
48	Swedbank AB, Class A (m)	1,187
74	Telefonaktiebolaget LM Ericsson, Class B (m)	919

		2,106

	Switzerland — 6.5%
10	Nestle S.A. (m)	744
12	Novartis AG (m)	880
6	Roche Holding AG (m)	1,512
19	Swiss Re AG (a) (m)	1,484

		4,620

	Taiwan — 1.0%
145	Novatek Microelectronics Corp. (m)	709

	United Kingdom — 10.4%
181	Centrica plc (m)	1,045
22	Diageo plc (m)	673
41	GlaxoSmithKline plc (m)	1,053
96	HSBC Holdings plc (m)	1,047
42	Pearson plc (m)	770
45	Persimmon plc (m)	516
15	Rio Tinto plc (m)	693
10	SABMiller plc (m)	556
314	Vodafone Group plc (m)	959

		7,312

SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2013

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	United States — 30.6%
1	Apple, Inc. (m)	513
39	Applied Materials, Inc. (m)	567
22	Bristol-Myers Squibb Co. (m)	883
7	Chevron Corp. (m)	898
13	CME Group, Inc. (m)	813
24	ConocoPhillips (m)	1,460
26	Dow Chemical Co. (The) (m)	867
21	Emerson Electric Co. (m)	1,158
16	Johnson & Johnson (m)	1,358
19	Kinder Morgan, Inc. (m)	728
35	Masco Corp. (m)	680
8	McDonald’s Corp. (m)	814
24	Merck & Co., Inc. (m)	1,110
16	MetLife, Inc. (m)	606
43	Microsoft Corp. (m)	1,423
15	Pfizer, Inc. (m)	435
11	Philip Morris International, Inc. (m)	1,020
9	Sempra Energy (m)	725
33	Time Warner, Inc. (m)	1,972
7	United Technologies Corp. (m)	643
23	Verizon Communications, Inc. (m)	1,260
29	Wells Fargo & Co. (m)	1,092
14	Williams Cos., Inc. (The) (m)	529

		21,554

	Total Common Stocks (Cost $59,904)	68,413

Short-Term Investment — 1.7%
	Investment Company — 1.7%
1,202	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.050% (b) (l) (m) (Cost $1,202)	1,202

	Total Investments — 98.8% (Cost $61,106)	69,615
	Other Assets in Excess of Liabilities — 1.2%	815

	NET ASSETS — 100.0%	$70,430

Percentages indicated are based on net assets.

Summary of Investments by Industry, April 30, 2013

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Pharmaceuticals	12.2%
Commercial Banks	11.1
Oil, Gas & Consumable Fuels	11.0
Diversified Telecommunication Services	7.3
Insurance	6.2
Media	4.9
Chemicals	3.7
Real Estate Investment Trusts (REITs)	3.7
Tobacco	3.6
Electrical Equipment	2.7
Multi-Utilities	2.5
Food Products	2.4
Food & Staples Retailing	2.1
Industrial Conglomerates	2.1
Software	2.0
Semiconductors & Semiconductor Equipment	1.8
Beverages	1.8
Diversified Financial Services	1.7
Wireless Telecommunication Services	1.4
Communications Equipment	1.3
Transportation Infrastructure	1.3
Hotels, Restaurants & Leisure	1.2
Electric Utilities	1.1
Containers & Packaging	1.0
Gas Utilities	1.0
Metals & Mining	1.0
Building Products	1.0
IT Services	1.0
Others (each less than 1.0%)	4.2
Short-Term Investment	1.7

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2013	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	39

JPMorgan Global Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2013 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 04/30/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
5	Dow Jones Euro STOXX 50 Index	06/21/13	$176	$—	(h)
8	E-mini S&P 500	06/21/13	637	—	(h)
2	FTSE 100 Index	06/21/13	198	—	(h)

				$—	(h)

Forward Foreign Currency Exchange Contracts
CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT 04/30/13		NET UNREALIZED APPRECIATION (DEPRECIATION)
237,059	CHF
314,811	for SGD	Westpac Banking Corp.	06/20/13	$256	#	$255	#	$(1)
2,550,205	CAD	BNP Paribas	06/20/13	2,482		2,529		47
145,648	CHF	Goldman Sachs International	06/20/13	154		157		3
231,498	EUR	BNP Paribas	06/20/13	298		305		7
251,283	EUR	HSBC Bank, N.A.	06/20/13	327		331		4
109,522	EUR	TD Bank Financial Group	06/20/13	143		144		1
229,200	GBP	HSBC Bank, N.A.	06/20/13	351		356		5
190,204	GBP	Royal Bank of Canada	06/20/13	287		295		8
26,866,760	JPY	Australia and New Zealand Banking Group Limited	06/20/13	281		276		(5)
69,829,765	JPY	Credit Suisse International	06/20/13	712		716		4
34,344,447	JPY	HSBC Bank, N.A.	06/20/13	348		352		4
29,872,368	JPY	Westpac Banking Corp.	06/20/13	310		307		(3)
185,093	NZD	Morgan Stanley	06/20/13	154		158		4
395,171	NZD	TD Bank Financial Group	06/20/13	324		338		14
				$6,427		$6,519		$92

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 04/30/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
1,194,272	AUD	BNP Paribas	06/20/13	$1,228	$1,234	$(6)
132,576	AUD	Citibank, N.A.	06/20/13	137	137	— (h)
295,083	AUD	Credit Suisse International	06/20/13	309	305	4
187,258	AUD	TD Bank Financial Group	06/20/13	194	193	1
169,140	CAD	BNP Paribas	06/20/13	166	167	(1)
273,492	CAD	Goldman Sachs International	06/20/13	266	272	(6)
285,329	CAD	Morgan Stanley	06/20/13	277	282	(5)
1,566,278	CHF	BNP Paribas	06/20/13	1,642	1,685	(43)
515,612	CHF	Goldman Sachs International	06/20/13	546	554	(8)
112,533	CHF	TD Bank Financial Group	06/20/13	119	121	(2)
127,462	CHF	Westpac Banking Corp.	06/20/13	137	138	(1)
935,948	DKK	Goldman Sachs International	06/20/13	163	166	(3)

SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2013

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 04/30/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
157,205	EUR	BNP Paribas	06/20/13	$203	$207	$(4)
2,427,891	EUR	Credit Suisse International	06/20/13	3,146	3,199	(53)
262,401	EUR	Societe Generale	06/20/13	341	345	(4)
132,653	EUR	TD Bank Financial Group	06/20/13	172	175	(3)
347,014	EUR	Westpac Banking Corp.	06/20/13	445	457	(12)
170,153	GBP	BNP Paribas	06/20/13	259	264	(5)
247,880	GBP	Citibank, N.A.	06/20/13	376	385	(9)
1,314,692	GBP	Credit Suisse International	06/20/13	1,963	2,042	(79)
198,710	GBP	Goldman Sachs International	06/20/13	300	308	(8)
148,740	GBP	Merrill Lynch International	06/20/13	228	231	(3)
113,743	GBP	Societe Generale	06/20/13	173	177	(4)
88,760	GBP	TD Bank Financial Group	06/20/13	134	138	(4)
215,249	GBP	Westpac Banking Corp.	06/20/13	330	334	(4)
8,157,434	HKD	Goldman Sachs International	06/20/13	1,052	1,052	— (h)
16,334,493	JPY	TD Bank Financial Group	06/20/13	165	167	(2)
107,462,210	JPY	Westpac Banking Corp.	06/20/13	1,091	1,103	(12)
4,610,153	NOK	Goldman Sachs International	06/20/13	790	798	(8)
338,391	NZD	HSBC Bank, N.A.	06/20/13	275	289	(14)
4,188,547	SEK	HSBC Bank, N.A.	06/20/13	645	646	(1)
962,439	SEK	Societe Generale	06/20/13	148	148	— (h)
1,667,534	SEK	Union Bank of Switzerland AG	06/20/13	258	257	1
1,045,875	SGD	HSBC Bank, N.A.	06/20/13	835	849	(14)
				$18,513	$18,825	$(312)

#	For cross-currency exchange contracts, the settlement value is the U.S. dollar market value at 04/30/13 of the currency being sold, and the value at 04/30/13 is the U.S. dollar market value of the currency being purchased.

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2013	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	41

JPMorgan Global Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2013 (Unaudited)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)

Common Stocks — 97.1%
		Belgium — 1.2%
—	(h)	Solvay S.A. (m)	67

		Canada — 0.6%
2		First Quantum Minerals Ltd. (m)	33

		Denmark — 0.5%
—	(h)	Carlsberg A/S, Class B (m)	25

		Finland — 0.7%
3		Stora Enso OYJ, Class R (m)	19
2		UPM-Kymmene OYJ (m)	17

			36

		France — 4.0%
1		GDF Suez (m)	28
1		Sanofi (m)	55
1		Schneider Electric S.A. (m)	57
1		Sodexo (m)	63
1		Suez Environnement Co. (m)	17

			220

		Germany — 3.3%
—	(h)	Allianz SE (m)	54
1		BASF SE (m)	59
1		Bayer AG (m)	68

			181

		Hong Kong — 2.0%
20		Belle International Holdings Ltd. (m)	33
14		China Overseas Land & Investment Ltd. (m)	43
3		Hutchison Whampoa Ltd. (m)	32

			108

		Ireland — 2.8%
1		Covidien plc (m)	50
3		Experian plc (m)	58
1		Shire plc (m)	42

			150

		Japan — 9.2%
9		Hitachi Ltd. (m)	57
3		Japan Tobacco, Inc. (m)	98
5		Marubeni Corp. (m)	36
5		Mitsubishi Electric Corp. (m)	48
2		Mitsubishi Estate Co., Ltd. (m)	65
3		Nissan Motor Co., Ltd. (m)	26
—	(h)	Nitto Denko Corp. (m)	26
4		ORIX Corp. (m)	54
1		Softbank Corp. (m)	55

SHARES		SECURITY DESCRIPTION	VALUE($)

		Japan — Continued
1		Sumitomo Mitsui Financial Group, Inc. (m)	38

			503

		Netherlands — 4.2%
1		ASML Holding N.V. (m)	40
3		Royal Dutch Shell plc, Class A (m)	95
2		Unilever N.V., CVA (m)	96

			231

		South Korea — 0.8%
—	(h)	Samsung Electronics Co., Ltd. (m)	44

		Spain — 0.8%
2		Repsol S.A. (m)	44

		Sweden — 1.1%
5		Telefonaktiebolaget LM Ericsson, Class B (m)	57

		Switzerland — 4.7%
1		ACE Ltd. (m)	68
1		Cie Financiere Richemont S.A., Class A (m)	67
1		Nestle S.A. (m)	68
1		Novartis AG (m)	55

			258

		Taiwan — 0.7%
15		Hon Hai Precision Industry Co., Ltd. (m)	38

		United Kingdom — 10.7%
3		BG Group plc (m)	58
1		British American Tobacco plc (m)	80
2		Diageo plc (m)	51
—	(h)	Ensco plc, Class A (m)	14
7		HSBC Holdings plc (m)	81
2		InterContinental Hotels Group plc (m)	46
1		Pearson plc (m)	24
3		Prudential plc (m)	49
1		Rio Tinto plc (m)	58
1		SABMiller plc (m)	61
20		Vodafone Group plc (m)	61

			583

		United States — 49.8%
1		Adobe Systems, Inc. (a) (m)	35
—	(h)	Air Products & Chemicals, Inc. (m)	30
—	(h)	Allergan, Inc. (m)	51
—	(h)	Amazon.com, Inc. (a) (m)	46
—	(h)	Anadarko Petroleum Corp. (m)	41
—	(h)	Apple, Inc. (m)	64
—	(h)	AutoZone, Inc. (a) (m)	52

SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2013

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
		United States — Continued
7		Bank of America Corp. (m)	85
—	(h)	Biogen Idec, Inc. (a) (m)	73
1		Bristol-Myers Squibb Co. (m)	44
1		Broadcom Corp., Class A (m)	51
1		Capital One Financial Corp. (m)	40
1		CareFusion Corp. (a) (m)	19
—	(h)	Carnival Corp. (m)	5
—	(h)	Cerner Corp. (a) (m)	40
—	(h)	Chevron Corp. (m)	56
3		Cisco Systems, Inc. (m)	61
2		Citigroup, Inc. (m)	90
1		Comcast Corp., Class A (m)	55
1		DISH Network Corp., Class A (m)	26
1		Emerson Electric Co. (m)	40
1		Fluor Corp. (m)	56
1		General Motors Co. (a) (m)	31
—	(h)	Google, Inc., Class A (a) (m)	93
1		Home Depot, Inc. (The) (m)	78
—	(h)	Honeywell International, Inc. (m)	24
—	(h)	Humana, Inc. (m)	25
—	(h)	IntercontinentalExchange, Inc. (a) (m)	42
1		Invesco Ltd. (m)	36
1		Johnson & Johnson (m)	79
1		Johnson Controls, Inc. (m)	50
1		Lam Research Corp. (a) (m)	63
1		Masco Corp. (m)	28
1		Merck & Co., Inc. (m)	51
1		MetLife, Inc. (m)	53
3		Microsoft Corp. (m)	90
2		Morgan Stanley (m)	41
—	(h)	Onyx Pharmaceuticals, Inc. (a) (m)	32

SHARES		SECURITY DESCRIPTION	VALUE($)

		United States — Continued
1		PACCAR, Inc. (m)	31
—	(h)	priceline.com, Inc. (a) (m)	25
1		Schlumberger Ltd. (m)	68
—	(h)	Sempra Energy (m)	36
1		State Street Corp. (m)	46
1		Target Corp. (m)	58
1		Time Warner, Inc. (m)	81
1		TJX Cos., Inc. (m)	49
—	(h)	Union Pacific Corp. (m)	68
1		United Technologies Corp. (m)	68
1		UnitedHealth Group, Inc. (m)	71
—	(h)	V.F. Corp. (m)	63
—	(h)	Vertex Pharmaceuticals, Inc. (a) (m)	30
2		Wells Fargo & Co. (m)	92
1		Williams Cos., Inc. (The) (m)	48

			2,710

		Total Common Stocks (Cost $4,302)	5,288

Preferred Stock — 0.9%
		Germany — 0.9%
—	(h)	Volkswagen AG (m) (Cost $42)	50

		Total Investments — 98.0% (Cost $4,344)	5,338
		Other Assets in Excess of Liabilities — 2.0%	108

		NET ASSETS — 100.0%	$5,446

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2013	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	43

JPMorgan Global Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2013 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

Summary of Investments by Industry, April 30, 2013

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Pharmaceuticals	8.4%
Oil, Gas & Consumable Fuels	6.4
Diversified Financial Services	5.1
Insurance	4.2
Specialty Retail	4.0
Commercial Banks	3.9
Semiconductors & Semiconductor Equipment	3.7
Media	3.5
Chemicals	3.4
Tobacco	3.3
Food Products	3.1
Electrical Equipment	2.7
Beverages	2.6
Biotechnology	2.5
Textiles, Apparel & Luxury Goods	2.4
Software	2.3
Capital Markets	2.3
Communications Equipment	2.2
Wireless Telecommunication Services	2.2

INDUSTRY	PERCENTAGE
Hotels, Restaurants & Leisure	2.1%
Real Estate Management & Development	2.0
Automobiles	2.0
Electronic Equipment, Instruments & Components	1.8
Health Care Providers & Services	1.8
Internet Software & Services	1.7
Aerospace & Defense	1.7
Metals & Mining	1.7
Energy Equipment & Services	1.5
Multi-Utilities	1.5
Internet & Catalog Retail	1.3
Health Care Equipment & Supplies	1.3
Road & Rail	1.3
Computers & Peripherals	1.2
Multiline Retail	1.1
Professional Services	1.1
Construction & Engineering	1.1
Others (each less than 1.0%)	5.6

Forward Foreign Currency Exchange Contracts
CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 04/30/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
188,017	AUD	Societe Generale	06/04/13	$190	$194	$4
198,215	CAD	Societe Generale	06/04/13	193	197	4
42,743	CHF	Societe Generale	06/04/13	46	46	—	(h)
15,967	EUR	BNP Paribas	06/04/13	21	21	—	(h)
18,533	EUR	Citibank, N.A.	06/04/13	23	24	1
19,508	EUR	State Street Corp.	06/04/13	26	26	—	(h)
21,360	GBP	Barclays Bank plc	06/04/13	32	33	1
13,262	GBP	BNP Paribas	06/04/13	21	21	—	(h)
13,239	GBP	Citibank, N.A.	06/04/13	19	20	1
17,986	GBP	Societe Generale	06/04/13	28	28	—	(h)
179,915	HKD	BNP Paribas	06/04/13	23	23	—	(h)
207,871	HKD	HSBC Bank, N.A.	06/04/13	27	27	—	(h)
1,278,392	JPY	Credit Suisse International	06/04/13	13	13	—	(h)
3,831,134	JPY	HSBC Bank, N.A.	06/04/13	40	40	—	(h)
97,821	NOK	Goldman Sachs International	06/04/13	17	17	—	(h)
149,120	SEK	Goldman Sachs International	06/04/13	23	23	—	(h)
43,461	SGD	Goldman Sachs International	06/04/13	35	35	—	(h)
				$777	$788	$11

SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2013

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 04/30/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
18,942	CHF	HSBC Bank, N.A.	06/04/13	$20	$21	$(1)
27,640	EUR	Barclays Bank plc	06/04/13	36	37	(1)
13,006	EUR	Deutsche Bank AG	06/04/13	17	17	— (h)
9,819	EUR	Morgan Stanley	06/04/13	13	13	— (h)
22,767	EUR	State Street Corp.	06/04/13	29	29	— (h)
120,625	EUR	Westpac Banking Corp.	06/04/13	158	159	(1)
12,310	GBP	Deutsche Bank AG	06/04/13	19	20	(1)
16,841	GBP	State Street Corp.	06/04/13	26	26	— (h)
16,107	GBP	TD Bank Financial Group	06/04/13	24	25	(1)
129,079	GBP	Westpac Banking Corp.	06/04/13	195	200	(5)
668,584	HKD	Westpac Banking Corp.	06/04/13	86	86	— (h)
1,644,651	JPY	Goldman Sachs International	06/04/13	18	17	1
2,055,712	JPY	State Street Corp.	06/04/13	21	21	— (h)
				$662	$671	$(9)

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2013	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	45

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2013 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 93.4%
	Australia — 3.2%
23	AGL Energy Ltd. (m)	371
13	ALS Ltd. (m)	137
126	Alumina Ltd. (a) (m)	126
45	Amcor Ltd. (m)	467
47	AMP Ltd. (m)	265
19	Asciano Ltd. (m)	106
2	ASX Ltd. (m)	59
54	Aurizon Holdings Ltd. (m)	231
68	Australia & New Zealand Banking Group Ltd. (m)	2,241
67	BHP Billiton Ltd. (m)	2,257
26	Brambles Ltd. (m)	232
7	Caltex Australia Ltd. (m)	158
9	Coca-Cola Amatil Ltd. (m)	135
39	Commonwealth Bank of Australia (m)	2,965
15	Computershare Ltd. (m)	156
2	Crown Ltd. (m)	21
10	CSL Ltd. (m)	625
139	Dexus Property Group (m)	166
59	Federation Centres Ltd. (m)	159
49	Fortescue Metals Group Ltd. (m)	178
53	Goodman Group (m)	288
67	GPT Group (m)	287
5	Iluka Resources Ltd. (m)	47
78	Incitec Pivot Ltd. (m)	233
48	Insurance Australia Group Ltd. (m)	291
28	Lend Lease Group (m)	308
5	Macquarie Group Ltd. (m)	202
163	Mirvac Group (m)	299
48	National Australia Bank Ltd. (m)	1,697
14	Newcrest Mining Ltd. (m)	249
3	Orica Ltd. (m)	64
30	Origin Energy Ltd. (m)	390
34	QBE Insurance Group Ltd. (m)	473
6	Ramsay Health Care Ltd. (m)	189
13	Rio Tinto Ltd. (m)	768
26	Santos Ltd. (m)	332
17	Sonic Healthcare Ltd. (m)	228
42	Stockland (m)	170
41	Suncorp Group Ltd. (m)	551
25	Tabcorp Holdings Ltd. (m)	90
73	Telstra Corp., Ltd. (m)	379
35	Toll Holdings Ltd. (m)	207
58	Transurban Group (m)	409
27	Wesfarmers Ltd. (m)	1,202
54	Westfield Group (m)	658

SHARES	SECURITY DESCRIPTION	VALUE($)

	Australia — Continued
42	Westfield Retail Trust (m)	144
65	Westpac Banking Corp. (m)	2,297
11	Woodside Petroleum Ltd. (m)	431
26	Woolworths Ltd. (m)	984
4	WorleyParsons Ltd. (m)	96

		25,018

	Austria — 0.0% (g)
4	Andritz AG (m)	260

	Belgium — 0.3%
11	Anheuser-Busch InBev N.V. (m)	1,080
9	Solvay S.A. (m)	1,339

		2,419

	Bermuda — 0.4%
21	Axis Capital Holdings Ltd. (m)	928
2	Endurance Specialty Holdings Ltd. (m)	113
11	Everest Re Group Ltd. (m)	1,426
3	PartnerRe Ltd. (m)	240

		2,707

	Canada — 3.8%
5	Agnico-Eagle Mines Ltd. (m)	152
4	Agrium, Inc. (m)	371
4	Alimentation Couche Tard, Inc., Class B (m)	220
8	ARC Resources Ltd. (m)	226
18	Bank of Montreal (m)	1,114
32	Bank of Nova Scotia (m)	1,829
28	Barrick Gold Corp. (m)	554
7	BCE, Inc. (m)	326
39	Bombardier, Inc., Class B (m)	154
15	Brookfield Asset Management, Inc., Class A (m)	591
11	Cameco Corp. (m)	215
11	Canadian Imperial Bank of Commerce (m)	899
12	Canadian National Railway Co. (m)	1,169
30	Canadian Natural Resources Ltd. (m)	883
13	Canadian Oil Sands Ltd. (m)	255
5	Canadian Pacific Railway Ltd. (m)	588
21	Cenovus Energy, Inc. (m)	626
10	Crescent Point Energy Corp. (m)	369
19	Eldorado Gold Corp. (m)	152
21	Enbridge, Inc. (m)	984
20	Encana Corp. (m)	373
13	First Quantum Minerals Ltd. (m)	219
5	Fortis, Inc. (m)	178
4	Franco-Nevada Corp. (m)	178
22	Goldcorp, Inc. (m)	665

SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2013

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
		Canada — Continued
8		Great-West Lifeco, Inc. (m)	213
9		Husky Energy, Inc. (m)	266
8		Imperial Oil Ltd. (m)	332
4		Intact Financial Corp. (m)	220
32		Kinross Gold Corp. (m)	173
2		Lululemon Athletica, Inc. (a) (m)	169
6		Magna International, Inc. (m)	364
50		Manulife Financial Corp. (m)	732
3		Metro, Inc. (m)	182
5		National Bank of Canada (m)	340
8		Pembina Pipeline Corp. (m)	265
23		Potash Corp. of Saskatchewan, Inc. (m)	984
9		Power Corp of Canada (m)	255
7		Power Financial Corp. (m)	198
13		Research In Motion Ltd. (a) (m)	213
11		Rogers Communications, Inc., Class B (m)	520
40		Royal Bank of Canada (m)	2,430
4		Saputo, Inc. (m)	185
10		Shaw Communications, Inc., Class B (m)	236
6		Shoppers Drug Mart Corp. (m)	253
10		Silver Wheaton Corp. (m)	242
4		SNC-Lavalin Group, Inc. (m)	183
16		Sun Life Financial, Inc. (m)	462
44		Suncor Energy, Inc. (m)	1,361
29		Talisman Energy, Inc. (m)	352
16		Teck Resources Ltd., Class B (m)	425
4		Tim Hortons, Inc. (m)	230
25		Toronto-Dominion Bank (The) (m)	2,084
19		TransCanada Corp. (m)	959
14		Valeant Pharmaceuticals International, Inc. (a) (m)	1,099
21		Yamana Gold, Inc. (m)	265

			29,482

		China — 0.1%
83		Sands China Ltd. (m)	435
180		Yangzijiang Shipbuilding Holdings Ltd. (m)	140

			575

		Colombia — 0.0% (g)
—	(h)	Pacific Rubiales Energy Corp. (m)	1

		Denmark — 0.5%
—	(h)	AP Moeller — Maersk A/S, Class B (m)	349
3		Carlsberg A/S, Class B (m)	240
44		Danske Bank A/S (a) (m)	840
11		Novo Nordisk A/S, Class B (m)	1,899

SHARES	SECURITY DESCRIPTION	VALUE($)

	Denmark — Continued
99	TDC A/S (m)	802

		4,130

	Finland — 0.3%
13	Nokian Renkaat OYJ (m)	586
62	UPM-Kymmene OYJ (m)	648
25	Wartsila OYJ Abp (m)	1,207

		2,441

	France — 3.3%
7	Air Liquide S.A. (m)	833
19	AtoS (m)	1,307
86	AXA S.A. (m)	1,616
27	BNP Paribas S.A. (m)	1,500
24	Cie de St-Gobain (m)	952
7	Cie Generale des Etablissements Michelin, Class B (m)	609
64	Electricite de France S.A. (m)	1,424
35	European Aeronautic Defence and Space Co. N.V. (m)	1,834
12	France Telecom S.A. (m)	123
55	GDF Suez (m)	1,172
6	Lafarge S.A. (m)	376
3	LVMH Moet Hennessy Louis Vuitton S.A. (m)	591
1	PPR (m)	218
15	Renault S.A. (m)	1,011
41	Sanofi (m)	4,486
27	Schneider Electric S.A. (m)	2,040
29	Societe Generale S.A. (a) (m)	1,067
13	Sodexo (m)	1,116
51	Total S.A. (m)	2,549
1	Unibail-Rodamco SE (m)	373

		25,197

	Germany — 3.1%
17	Allianz SE (m)	2,537
35	BASF SE (m)	3,251
29	Bayer AG (m)	3,006
11	Bayerische Motoren Werke AG (m)	1,013
9	Brenntag AG (m)	1,471
12	Continental AG (a) (m)	1,449
23	Deutsche Bank AG (m)	1,076
8	Deutsche Boerse AG (m)	471
55	Deutsche Telekom AG (m)	653
43	E.ON SE (m)	786
17	HeidelbergCement AG (m)	1,207
10	Kabel Deutschland Holding AG (m)	931
4	Linde AG (m)	727

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2013	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	47

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Germany — Continued
26	RWE AG (m)	938
29	SAP AG (m)	2,286
17	Siemens AG (m)	1,751
5	ThyssenKrupp AG (a) (m)	98

		23,651

	Hong Kong — 1.0%
220	AIA Group Ltd. (m)	980
48	Bank of East Asia Ltd. (m)	196
7	BOC Hong Kong Holdings Ltd. (m)	24
45	Cheung Kong Holdings Ltd. (m)	679
22	Cheung Kong Infrastructure Holdings Ltd. (m)	160
25	CLP Holdings Ltd. (m)	216
81	Galaxy Entertainment Group Ltd. (a) (m)	364
30	Hang Seng Bank Ltd. (m)	498
139	HKT Trust/HKT Ltd. (m)	146
86	Hong Kong & China Gas Co., Ltd. (m)	259
16	Hong Kong Exchanges and Clearing Ltd. (m)	273
58	Hutchison Whampoa Ltd. (m)	631
38	Li & Fung Ltd. (m)	49
63	Link REIT (The) (m)	357
77	MTR Corp., Ltd. (m)	316
81	NWS Holdings Ltd. (m)	145
23	Orient Overseas International Ltd. (m)	134
54	Power Assets Holdings Ltd. (m)	528
170	Sino Land Co., Ltd. (m)	280
31	SJM Holdings Ltd. (m)	78
31	Sun Hung Kai Properties Ltd. (m)	448
6	Swire Pacific Ltd., Class A (m)	76
18	Swire Properties Ltd. (m)	64
49	Wharf Holdings Ltd. (m)	438
36	Wheelock & Co., Ltd. (m)	201
74	Yue Yuen Industrial Holdings Ltd. (m)	256

		7,796

	Ireland — 0.9%
25	Accenture plc, Class A (m)	2,013
40	Covidien plc (m)	2,540
13	Eaton Corp. plc (m)	787
24	Experian plc (m)	429
38	Shire plc (m)	1,193
24	Warner Chilcott plc, Class A (m)	345

		7,307

	Italy — 0.7%
270	Enel S.p.A. (m)	1,043
115	Eni S.p.A. (m)	2,739

SHARES		SECURITY DESCRIPTION	VALUE($)

		Italy — Continued
546		Intesa Sanpaolo S.p.A. (m)	991
909		Telecom Italia S.p.A. (m)	772
21		UniCredit S.p.A. (a) (m)	109

			5,654

		Japan — 7.7%
20		77 Bank Ltd. (The) (m)	119
4		AEON Financial Service Co., Ltd. (m)	120
5		Aisin Seiki Co., Ltd. (m)	173
27		Ajinomoto Co., Inc. (m)	371
—	(h)	Alfresa Holdings Corp. (m)	18
36		Amada Co., Ltd. (m)	289
28		ANA Holdings, Inc. (m)	61
4		Anritsu Corp. (m)	66
4		Asahi Group Holdings Ltd. (m)	99
81		Asahi Kasei Corp. (m)	545
15		Astellas Pharma, Inc. (m)	892
50		Bank of Yokohama Ltd. (The) (m)	304
7		Benesse Holdings, Inc. (m)	301
26		Bridgestone Corp. (m)	970
24		Canon, Inc. (m)	845
—	(h)	Capcom Co., Ltd. (m)	3
6		Central Japan Railway Co. (m)	712
9		Chubu Electric Power Co., Inc. (m)	113
6		Chugai Pharmaceutical Co., Ltd. (m)	147
8		Chugoku Electric Power Co., Inc. (The) (m)	119
17		Coca-Cola West Co., Ltd. (m)	318
10		Credit Saison Co., Ltd. (m)	278
3		Dai Nippon Printing Co., Ltd. (m)	29
12		Daicel Corp. (m)	97
—	(h)	Dai-ichi Life Insurance Co., Ltd. (The) (m)	367
4		Daiichi Sankyo Co., Ltd. (m)	78
11		Daikin Industries Ltd. (m)	454
1		Dainippon Screen Manufacturing Co., Ltd. (m)	5
1		Daito Trust Construction Co., Ltd. (m)	116
27		Daiwa House Industry Co., Ltd. (m)	610
6		Daiwa Securities Group, Inc. (m)	53
81		Denki Kagaku Kogyo KK (m)	296
4		Denso Corp. (m)	161
10		Dentsu, Inc. (m)	330
1		Disco Corp. (m)	39
16		Dowa Holdings Co., Ltd. (m)	115
10		East Japan Railway Co. (m)	802
10		Electric Power Development Co., Ltd. (m)	297
3		FANUC Corp. (m)	483
1		Fast Retailing Co., Ltd. (m)	330

SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2013

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
		Japan — Continued
—	(h)	Fuji Media Holdings, Inc. (m)	189
18		FUJIFILM Holdings Corp. (m)	370
113		Fujitsu Ltd. (m)	475
20		Fukuoka Financial Group, Inc. (m)	102
44		Furukawa Electric Co., Ltd. (m)	111
6		Hankyu Hanshin Holdings, Inc. (m)	39
7		Hisamitsu Pharmaceutical Co., Inc. (m)	400
4		Hitachi Capital Corp. (m)	90
149		Hitachi Ltd. (m)	952
189		Hokuhoku Financial Group, Inc. (m)	441
42		Honda Motor Co., Ltd. (m)	1,676
23		Hoya Corp. (m)	453
—	(h)	Idemitsu Kosan Co., Ltd. (m)	25
—	(h)	Inpex Corp. (m)	392
6		ITOCHU Corp. (m)	78
5		Itochu Techno-Solutions Corp. (m)	257
1		Itoham Foods, Inc. (m)	5
3		J. Front Retailing Co., Ltd. (m)	25
32		Japan Tobacco, Inc. (m)	1,210
15		JFE Holdings, Inc. (m)	324
15		JSR Corp. (m)	352
102		JX Holdings, Inc. (m)	556
12		Kansai Electric Power Co., Inc. (The) (a) (m)	141
5		Kao Corp. (m)	166
68		Kawasaki Heavy Industries Ltd. (m)	217
16		KDDI Corp. (m)	779
41		Keio Corp. (m)	353
1		Keyence Corp. (m)	159
41		Kirin Holdings Co., Ltd. (m)	717
27		Komatsu Ltd. (m)	743
5		Kubota Corp. (m)	72
1		Kyocera Corp. (m)	142
27		Kyowa Hakko Kirin Co., Ltd. (m)	331
18		Kyushu Electric Power Co., Inc. (a) (m)	243
—	(h)	Mabuchi Motor Co., Ltd. (m)	5
7		Makita Corp. (m)	415
54		Marubeni Corp. (m)	388
29		Marui Group Co., Ltd. (m)	335
36		Mazda Motor Corp. (a) (m)	123
6		Medipal Holdings Corp. (m)	86
44		Minebea Co., Ltd. (m)	141
—	(h)	Miraca Holdings, Inc. (m)	5
18		Mitsubishi Corp. (m)	317
59		Mitsubishi Electric Corp. (m)	562
32		Mitsubishi Estate Co., Ltd. (m)	1,042
45		Mitsubishi Gas Chemical Co., Inc. (m)	344

SHARES		SECURITY DESCRIPTION	VALUE($)

		Japan — Continued
99		Mitsubishi Heavy Industries Ltd. (m)	683
343		Mitsubishi UFJ Financial Group, Inc. (m)	2,329
59		Mitsui & Co., Ltd. (m)	814
32		Mitsui Fudosan Co., Ltd. (m)	1,089
17		Mitsui Mining & Smelting Co., Ltd. (m)	38
48		Mitsui OSK Lines Ltd. (m)	200
401		Mizuho Financial Group, Inc. (m)	882
20		Mori Seiki Co., Ltd. (m)	249
17		MS&AD Insurance Group Holdings (m)	459
2		Murata Manufacturing Co., Ltd. (m)	163
113		NEC Corp. (m)	294
8		NGK Insulators Ltd. (m)	97
5		Nidec Corp. (m)	367
3		Nikon Corp. (m)	70
2		Nintendo Co., Ltd. (m)	177
1		Nippon Express Co., Ltd. (m)	5
284		Nippon Steel & Sumitomo Metal Corp. (m)	756
14		Nippon Telegraph & Telephone Corp. (m)	696
2		Nippon Yusen KK (m)	5
11		Nishi-Nippon City Bank Ltd. (The) (m)	37
66		Nissan Motor Co., Ltd. (m)	692
3		Nisshin Steel Holdings Co., Ltd. (m)	26
8		Nitto Denko Corp. (m)	506
54		Nomura Holdings, Inc. (m)	442
4		Nomura Real Estate Holdings, Inc. (m)	118
44		North Pacific Bank Ltd. (m)	152
—	(h)	NTT DOCOMO, Inc. (m)	404
—	(h)	NTT Urban Development Corp. (m)	111
11		Omron Corp. (m)	357
12		Onward Holdings Co., Ltd. (m)	112
47		ORIX Corp. (m)	714
18		Otsuka Holdings Co., Ltd. (m)	635
40		Panasonic Corp. (m)	289
4		Resona Holdings, Inc. (m)	19
32		Ricoh Co., Ltd. (m)	356
2		Rinnai Corp. (m)	159
4		Ryohin Keikaku Co., Ltd. (m)	387
4		Sanrio Co., Ltd. (m)	181
1		Santen Pharmaceutical Co., Ltd. (m)	30
16		Sega Sammy Holdings, Inc. (m)	426
27		Sekisui Chemical Co., Ltd. (m)	340
15		Seven & I Holdings Co., Ltd. (m)	573
5		Shin-Etsu Chemical Co., Ltd. (m)	337
17		Shinko Electric Industries Co., Ltd. (m)	173
—	(h)	SMC Corp. (m)	80
21		Softbank Corp. (m)	1,051

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2013	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	49

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
		Japan — Continued
14		Sony Corp. (m)	222
18		Sony Financial Holdings, Inc. (m)	254
68		Sumitomo Bakelite Co., Ltd. (m)	276
49		Sumitomo Corp. (m)	610
9		Sumitomo Electric Industries Ltd. (m)	121
40		Sumitomo Heavy Industries Ltd. (m)	178
31		Sumitomo Mitsui Financial Group, Inc. (m)	1,451
140		Sumitomo Mitsui Trust Holdings, Inc. (m)	704
5		Sumitomo Realty & Development Co., Ltd. (m)	236
24		Sumitomo Rubber Industries Ltd. (m)	434
6		Sundrug Co., Ltd. (m)	259
11		Suzuken Co., Ltd. (m)	440
13		Suzuki Motor Corp. (m)	337
1		Sysmex Corp. (m)	58
8		T&D Holdings, Inc. (m)	87
19		Taiyo Yuden Co., Ltd. (m)	281
15		Takeda Pharmaceutical Co., Ltd. (m)	818
4		Tohoku Electric Power Co., Inc. (a) (m)	39
9		Tokio Marine Holdings, Inc. (m)	286
108		Tokyo Gas Co., Ltd. (m)	617
3		Tokyu Corp. (m)	24
3		Toppan Printing Co., Ltd. (m)	23
140		Toshiba Corp. (m)	772
5		Toyo Suisan Kaisha Ltd. (m)	170
68		Toyota Motor Corp. (m)	3,952
1		Tsumura & Co. (m)	20
2		Unicharm Corp. (m)	155
6		West Japan Railway Co. (m)	305
5		Yamada Denki Co., Ltd. (m)	248
21		Yamato Holdings Co., Ltd. (m)	399

			59,729

		Luxembourg — 0.1%
43		ArcelorMittal (m)	534

		Netherlands — 2.0%
196		Aegon N.V. (m)	1,306
8		ASML Holding N.V. (m)	612
143		ING Groep N.V., CVA (a) (m)	1,178
48		Koninklijke Ahold N.V. (m)	750
15		Koninklijke KPN N.V. (m)	31
49		Koninklijke Philips Electronics N.V. (m)	1,350
—	(h)	LyondellBasell Industries NV, Class A (m)	6
121		Royal Dutch Shell plc, Class A (m)	4,121
74		Royal Dutch Shell plc, Class B (m)	2,594
48		TNT Express N.V. (m)	367

SHARES	SECURITY DESCRIPTION	VALUE($)

	Netherlands — Continued
64	Unilever N.V., CVA (m)	2,733

		15,048

	New Zealand — 0.0% (g)
117	Telecom Corp. of New Zealand Ltd. (m)	260

	Norway — 0.2%
10	Statoil ASA (m)	241
74	Telenor ASA (m)	1,658

		1,899

	Portugal — 0.2%
368	EDP — Energias de Portugal S.A. (m)	1,263

	Singapore — 0.7%
23	Avago Technologies Ltd. (m)	749
108	CapitaMalls Asia Ltd. (m)	185
18	City Developments Ltd. (m)	165
54	DBS Group Holdings Ltd. (m)	737
82	Genting Singapore plc (m)	102
126	Global Logistic Properties Ltd. (m)	284
396	Golden Agri-Resources Ltd. (m)	171
4	Jardine Cycle & Carriage Ltd. (m)	158
26	Keppel Corp., Ltd. (m)	227
45	Keppel Land Ltd. (m)	149
4	Keppel REIT (m)	5
72	Oversea-Chinese Banking Corp., Ltd. (m)	636
16	SembCorp Industries Ltd. (m)	65
23	SembCorp Marine Ltd. (m)	81
18	Singapore Airlines Ltd. (m)	162
40	Singapore Exchange Ltd. (m)	244
19	Singapore Press Holdings Ltd. (m)	69
193	Singapore Telecommunications Ltd. (m)	616
18	United Overseas Bank Ltd. (m)	313
31	Wilmar International Ltd. (m)	84

		5,202

	Spain — 1.3%
13	Amadeus IT Holding S.A., Class A (m)	380
164	Banco Bilbao Vizcaya Argentaria S.A. (m)	1,592
219	Banco Santander S.A. (a) (m)	1,583
169	Distribuidora Internacional de Alimentacion S.A. (m)	1,311
212	Iberdrola S.A. (m)	1,142
10	Inditex S.A. (m)	1,330
47	Repsol S.A. (m)	1,113
105	Telefonica S.A. (m)	1,535

		9,986

SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2013

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Sweden — 0.7%
31	Electrolux AB, Series B, (m)	875
154	Nordea Bank AB (m)	1,852
6	Svenska Handelsbanken AB, Class A (m)	269
65	Swedbank AB, Class A (m)	1,599
80	Telefonaktiebolaget LM Ericsson, Class B (m)	997

		5,592

	Switzerland — 4.4%
16	ABB Ltd. (a) (m)	366
32	ACE Ltd. (m)	2,889
27	Cie Financiere Richemont S.A., Class A (m)	2,180
35	Credit Suisse Group AG (a) (m)	969
86	Glencore International plc (m)	425
22	Holcim Ltd. (a) (m)	1,728
90	Nestle S.A. (m)	6,388
14	Noble Corp. (m)	510
69	Novartis AG (m)	5,104
12	Pentair Ltd. (m)	658
23	Roche Holding AG (m)	5,733
24	Swiss Re AG (a) (m)	1,910
2	Syngenta AG (m)	725
1	Transocean Ltd. (a) (m)	63
31	Tyco International Ltd. (m)	980
94	UBS AG (m)	1,669
9	Wolseley plc (m)	455
48	Xstrata plc (m)	723
1	Zurich Insurance Group AG (a) (m)	249

		33,724

	United Kingdom — 7.6%
36	Anglo American plc (m)	883
15	Aon plc (m)	881
28	ARM Holdings plc (m)	434
40	Associated British Foods plc (m)	1,212
26	AstraZeneca plc (m)	1,342
310	Barclays plc (m)	1,382
73	BG Group plc (m)	1,229
54	BHP Billiton plc (m)	1,530
428	BP plc (m)	3,102
68	British American Tobacco plc (m)	3,780
383	BT Group plc (m)	1,647
5	Bunzl plc (m)	102
46	Burberry Group plc (m)	954
109	Centrica plc (m)	627
6	Delphi Automotive plc (m)	269
86	Diageo plc (m)	2,632
27	Ensco plc, Class A (m)	1,580

SHARES		SECURITY DESCRIPTION	VALUE($)

		United Kingdom — Continued
82		GlaxoSmithKline plc (m)	2,120
501		HSBC Holdings plc (m)	5,492
44		Imperial Tobacco Group plc (m)	1,587
41		InterContinental Hotels Group plc (m)	1,221
662		ITV plc (m)	1,294
10		J Sainsbury plc (m)	60
32		Kingfisher plc (m)	156
524		Lloyds Banking Group plc (a) (m)	445
120		Marks & Spencer Group plc (m)	767
125		Meggitt plc (m)	914
58		Pearson plc (m)	1,050
24		Persimmon plc (a) (m)	215
39		Petrofac Ltd. (m)	819
143		Prudential plc (m)	2,458
8		Randgold Resources Ltd. (m)	618
38		Rio Tinto plc (m)	1,724
127		Rolls-Royce Holdings plc (a) (m)	2,225
153		Royal Bank of Scotland Group plc (a) (m)	731
48		SABMiller plc (m)	2,604
16		Schroders plc (m)	591
48		Standard Chartered plc (m)	1,196
73		Tate & Lyle plc (m)	954
110		Tesco plc (m)	626
9		Tullow Oil plc (m)	133
1,165		Vodafone Group plc (m)	3,556
34		Whitbread plc (m)	1,333
120		WM Morrison Supermarkets plc (m)	545

			59,020

		United States — 50.9%
3		3M Co. (m)	271
4		Actavis, Inc. (a) (m)	426
31		Adobe Systems, Inc. (a) (m)	1,376
20		Aflac, Inc. (m)	1,062
3		AGCO Corp. (m)	171
—	(h)	AGL Resources, Inc. (m)	15
27		Air Products & Chemicals, Inc. (m)	2,305
121		Alcoa, Inc. (m)	1,026
6		Alexandria Real Estate Equities, Inc. (m)	459
7		Alexion Pharmaceuticals, Inc. (a) (m)	701
19		Allergan, Inc. (m)	2,197
13		Amazon.com, Inc. (a) (m)	3,324
6		Ameren Corp. (m)	214
12		American Campus Communities, Inc. (m)	533
30		American Electric Power Co., Inc. (m)	1,545
23		American Express Co. (m)	1,578

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2013	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	51

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
		United States — Continued
12		American International Group, Inc. (a) (m)	495
12		American Tower Corp. (m)	1,025
4		American Water Works Co., Inc. (m)	163
2		Amgen, Inc. (m)	223
16		Anadarko Petroleum Corp. (m)	1,318
14		Apache Corp. (m)	1,007
6		Apartment Investment & Management Co., Class A (m)	188
25		Apple, Inc. (m)	11,196
144		Applied Materials, Inc. (m)	2,089
71		Archer-Daniels-Midland Co. (m)	2,420
121		AT&T, Inc. (m)	4,523
5		AutoZone, Inc. (a) (m)	2,017
5		Avery Dennison Corp. (m)	199
4		Avnet, Inc. (a) (m)	118
11		Axiall Corp. (m)	583
17		Baker Hughes, Inc. (m)	762
23		Ball Corp. (m)	1,014
437		Bank of America Corp. (m)	5,373
19		Baxter International, Inc. (m)	1,325
16		BB&T Corp. (m)	492
3		Beam, Inc. (m)	194
14		Berkshire Hathaway, Inc., Class B (a) (m)	1,506
17		Biogen Idec, Inc. (a) (m)	3,661
5		Boston Properties, Inc. (m)	573
161		Boston Scientific Corp. (a) (m)	1,208
27		Brandywine Realty Trust (m)	409
62		Bristol-Myers Squibb Co. (m)	2,471
70		Broadcom Corp., Class A (m)	2,520
—	(h)	Brookfield Property Partners LP (a) (m)	4
10		Camden Property Trust (m)	704
12		Cameron International Corp. (a) (m)	751
27		Capital One Financial Corp. (m)	1,536
58		CareFusion Corp. (a) (m)	1,928
32		Carnival Corp. (m)	1,098
—	(h)	Catamaran Corp. (a) (m)	1
26		CBL & Associates Properties, Inc. (m)	623
51		CBS Corp. (Non-Voting), Class B (m)	2,351
29		Celgene Corp. (a) (m)	3,476
6		Cerner Corp. (a) (m)	610
3		CF Industries Holdings, Inc. (m)	511
63		Chevron Corp. (m)	7,660
11		Cigna Corp. (m)	697
240		Cisco Systems, Inc. (m)	5,031
18		CIT Group, Inc. (a) (m)	750
122		Citigroup, Inc. (m)	5,696

SHARES		SECURITY DESCRIPTION	VALUE($)

		United States — Continued
9		Citrix Systems, Inc. (a) (m)	567
7		CME Group, Inc. (m)	400
12		Coach, Inc. (m)	716
119		Coca-Cola Co. (The) (m)	5,037
34		Coca-Cola Enterprises, Inc. (m)	1,261
25		Cognizant Technology Solutions Corp., Class A (a) (m)	1,593
105		Comcast Corp., Class A (m)	4,323
23		Comerica, Inc. (m)	833
—	(h)	ConAgra Foods, Inc. (m)	—	(h)
50		ConocoPhillips (m)	3,043
37		Corning, Inc. (m)	532
27		Crown Holdings, Inc. (a) (m)	1,170
109		CSX Corp. (m)	2,681
26		CubeSmart (m)	453
67		CVS Caremark Corp. (m)	3,918
10		DaVita HealthCare Partners, Inc. (a) (m)	1,210
6		Deere & Co. (m)	520
18		Delta Air Lines, Inc. (a) (m)	307
10		Denbury Resources, Inc. (a) (m)	174
3		Dick’s Sporting Goods, Inc. (m)	155
11		Digital Realty Trust, Inc. (m)	779
—	(h)	DIRECTV (a) (m)	2
12		DISH Network Corp., Class A (m)	480
41		Dow Chemical Co. (The) (m)	1,386
21		Dr. Pepper Snapple Group, Inc. (m)	1,030
4		Duke Realty Corp. (m)	64
39		E.I. du Pont de Nemours & Co. (m)	2,135
8		East West Bancorp, Inc. (m)	193
41		eBay, Inc. (a) (m)	2,140
41		Edison International (m)	2,214
78		EMC Corp. (a) (m)	1,752
56		Emerson Electric Co. (m)	3,127
4		Energizer Holdings, Inc. (m)	390
14		EOG Resources, Inc. (m)	1,664
4		Essex Property Trust, Inc. (m)	599
31		Exelon Corp. (m)	1,148
16		Expedia, Inc. (m)	919
15		Extra Space Storage, Inc. (m)	658
106		Exxon Mobil Corp. (m)	9,445
16		FedEx Corp. (m)	1,461
20		Fidelity National Information Services, Inc. (m)	841
3		Fifth Third Bancorp (m)	55
38		Fluor Corp. (m)	2,140
8		Freeport-McMoRan Copper & Gold, Inc. (m)	235
8		Freescale Semiconductor Ltd. (a) (m)	127

SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2013

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
		United States — Continued
12		General Dynamics Corp. (m)	902
201		General Electric Co. (m)	4,470
55		General Mills, Inc. (m)	2,789
89		General Motors Co. (a) (m)	2,746
15		Genpact Ltd. (m)	282
4		Gilead Sciences, Inc. (a) (m)	182
19		Goldman Sachs Group, Inc. (The) (m)	2,712
10		Google, Inc., Class A (a) (m)	7,841
19		Halliburton Co. (m)	815
2		Harris Corp. (m)	107
20		Hartford Financial Services Group, Inc. (m)	549
6		HCP, Inc. (m)	306
19		Hewlett-Packard Co. (m)	399
8		Highwoods Properties, Inc. (m)	335
5		HollyFrontier Corp. (m)	259
62		Home Depot, Inc. (The) (m)	4,545
48		Honeywell International, Inc. (m)	3,563
19		Humana, Inc. (m)	1,385
44		Intel Corp. (m)	1,051
4		IntercontinentalExchange, Inc. (a) (m)	622
30		International Business Machines Corp. (m)	6,040
2		Intuitive Surgical, Inc. (a) (m)	881
62		Invesco Ltd. (m)	1,972
14		Jack Henry & Associates, Inc. (m)	633
101		Johnson & Johnson (m)	8,580
50		Johnson Controls, Inc. (m)	1,761
—	(h)	KBR, Inc. (m)	6
12		Kellogg Co. (m)	770
14		Kimberly-Clark Corp. (m)	1,439
22		KLA-Tencor Corp. (m)	1,196
26		Kroger Co. (The) (m)	893
4		L-3 Communications Holdings, Inc. (m)	341
7		Lam Research Corp. (a) (m)	331
4		Lamar Advertising Co., Class A (a) (m)	173
23		LaSalle Hotel Properties (m)	606
22		Lennar Corp., Class A (m)	889
12		Liberty Property Trust (m)	523
8		Lincoln National Corp. (m)	269
72		Lowe’s Cos., Inc. (m)	2,776
—	(h)	LSI Corp. (a) (m)	—	(h)
29		Macy’s, Inc. (m)	1,289
22		Marathon Petroleum Corp. (m)	1,690
63		Masco Corp. (m)	1,234
3		MasterCard, Inc., Class A (m)	1,428
13		McDonald’s Corp. (m)	1,330
5		McGraw Hill Financial, Inc. (m)	283

SHARES		SECURITY DESCRIPTION	VALUE($)

		United States — Continued
1		McKesson Corp. (m)	132
108		Merck & Co., Inc. (m)	5,080
64		MetLife, Inc. (m)	2,503
6		MetroPCS Communications, Inc. (a) (m)	75
7		Mettler-Toledo International, Inc. (a) (m)	1,448
28		Micron Technology, Inc. (a) (m)	262
211		Microsoft Corp. (m)	6,999
111		Mondelez International, Inc., Class A (m)	3,489
3		Monsanto Co. (m)	295
65		Morgan Stanley (m)	1,437
18		Mylan, Inc. (a) (m)	522
22		National Oilwell Varco, Inc. (m)	1,441
22		NetApp, Inc. (a) (m)	758
32		NextEra Energy, Inc. (m)	2,661
20		NIKE, Inc., Class B (m)	1,273
65		NiSource, Inc. (m)	2,005
7		Nordstrom, Inc. (m)	405
32		Norfolk Southern Corp. (m)	2,469
2		Northeast Utilities (m)	82
79		NV Energy, Inc. (m)	1,702
—	(h)	NVR, Inc. (a) (m)	413
31		Occidental Petroleum Corp. (m)	2,735
4		Onyx Pharmaceuticals, Inc. (a) (m)	400
139		Oracle Corp. (m)	4,572
2		O’Reilly Automotive, Inc. (a) (m)	246
9		Owens-Illinois, Inc. (a) (m)	224
51		PACCAR, Inc. (m)	2,554
6		Parker Hannifin Corp. (m)	558
23		Peabody Energy Corp. (m)	461
7		People’s United Financial, Inc. (m)	92
57		PepsiCo, Inc. (m)	4,709
1		PetSmart, Inc. (m)	82
133		Pfizer, Inc. (m)	3,873
66		Philip Morris International, Inc. (m)	6,353
27		Phillips 66 (m)	1,666
5		Pitney Bowes, Inc. (m)	71
12		Post Properties, Inc. (m)	601
1		PPG Industries, Inc. (m)	152
1		priceline.com, Inc. (a) (m)	1,023
90		Procter & Gamble Co. (The) (m)	6,895
20		Prudential Financial, Inc. (m)	1,209
6		Public Storage (m)	945
59		PulteGroup, Inc. (a) (m)	1,240
42		QUALCOMM, Inc. (m)	2,559
24		Questar Corp. (m)	620

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2013	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	53

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2013 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
		United States — Continued
4		Range Resources Corp. (m)	266
95		Regions Financial Corp. (m)	811
4		Rock Tenn Co., Class A (m)	402
15		Ross Stores, Inc. (m)	975
12		Royal Caribbean Cruises Ltd. (m)	444
4		SCANA Corp. (m)	202
53		Schlumberger Ltd. (m)	3,972
26		Sempra Energy (m)	2,163
12		Simon Property Group, Inc. (m)	2,164
—	(h)	SLM Corp. (m)	2
24		Southwest Airlines Co. (m)	326
6		Splunk, Inc. (a) (m)	238
85		Sprint Nextel Corp. (a) (m)	600
20		SPX Corp. (m)	1,458
7		Starbucks Corp. (m)	434
44		State Street Corp. (m)	2,566
39		SunTrust Banks, Inc. (m)	1,146
4		Superior Energy Services, Inc. (a) (m)	105
2		Symantec Corp. (a) (m)	51
38		Target Corp. (m)	2,714
32		TD Ameritrade Holding Corp. (m)	645
36		Texas Instruments, Inc. (m)	1,321
2		Thermo Fisher Scientific, Inc. (m)	194
10		Thomson Reuters Corp. (m)	345
18		Time Warner Cable, Inc. (m)	1,671
64		Time Warner, Inc. (m)	3,800
50		TJX Cos., Inc. (m)	2,458
6		TRW Automotive Holdings Corp. (a) (m)	379
16		Tyson Foods, Inc., Class A (m)	406
13		UGI Corp. (m)	522
28		Union Pacific Corp. (m)	4,101
3		United Continental Holdings, Inc. (a) (m)	100
9		United Parcel Service, Inc., Class B (m)	762
46		United Technologies Corp. (m)	4,244
60		UnitedHealth Group, Inc. (m)	3,567
6		URS Corp. (m)	256
11		V.F. Corp. (m)	1,943
104		Verizon Communications, Inc. (m)	5,598
10		Vertex Pharmaceuticals, Inc. (a) (m)	743
4		Viacom, Inc., Class B (m)	269
22		Visa, Inc., Class A (m)	3,758
7		VMware, Inc., Class A (a) (m)	508
9		W.W. Grainger, Inc. (m)	2,272
28		Wal-Mart Stores, Inc. (m)	2,148
57		Walt Disney Co. (The) (m)	3,587
6		Walter Energy, Inc. (m)	113

SHARES	SECURITY DESCRIPTION	VALUE($)

	United States — Continued
4	Washington Federal, Inc. (m)	71
192	Wells Fargo & Co. (m)	7,292
2	Western Digital Corp. (m)	128
44	Williams Cos., Inc. (The) (m)	1,663
59	Xerox Corp. (m)	509
15	Xilinx, Inc. (m)	557
10	Yum! Brands, Inc. (m)	663

		393,695

	Total Common Stocks (Cost $700,986)	722,590

Preferred Stocks — 0.5%
	Germany — 0.5%
22	Henkel AG & Co. KGaA (m)	2,087
7	Volkswagen AG (m)	1,330

		3,417

	United Kingdom — 0.0% (g)
11,757	Rolls-Royce Holdings plc (a) (m)	18

	Total Preferred Stocks (Cost $3,293)	3,435

NUMBER OF RIGHTS
Rights — 0.0% (g)
	Telecommunication Services — 0.0% (g)
	Diversified Telecommunication Services — 0.0% (g)
15	Koninklijke KPN N.V., expiring 05/14/13 (a) (Cost $20)	20

Short-Term Investment — 8.5%
	Investment Company — 8.5%
65,501	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.050% (b) (l) (m) (Cost $65,501)	65,501

	Total Investments — 102.4% (Cost $769,800)	791,546
	Liabilities in Excess of Other Assets — (2.4)%	(18,177)

	NET ASSETS — 100.0%	$773,369

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2013

Summary of Investments by Industry, April 30, 2013

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Oil, Gas & Consumable Fuels	7.7%
Commercial Banks	7.5
Pharmaceuticals	6.7
Insurance	3.8
Food Products	2.8
Media	2.7
Beverages	2.5
Diversified Telecommunication Services	2.5
IT Services	2.4
Chemicals	2.4
Software	2.1
Electric Utilities	2.0
Metals & Mining	2.0
Computers & Peripherals	2.0
Specialty Retail	2.0
Real Estate Investment Trusts (REITs)	2.0
Diversified Financial Services	1.9
Capital Markets	1.8
Aerospace & Defense	1.8

INDUSTRY	PERCENTAGE
Food & Staples Retailing	1.8%
Road & Rail	1.8
Tobacco	1.6
Automobiles	1.6
Semiconductors & Semiconductor Equipment	1.4
Machinery	1.4
Household Products	1.4
Energy Equipment & Services	1.4
Biotechnology	1.3
Internet Software & Services	1.3
Hotels, Restaurants & Leisure	1.1
Industrial Conglomerates	1.1
Communications Equipment	1.1
Multi-Utilities	1.1
Textiles, Apparel & Luxury Goods	1.0
Health Care Providers & Services	1.0
Health Care Equipment & Supplies	1.0
Others (each less than 1.0%)	10.7
Short-Term Investment	8.3

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 04/30/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
53	TOPIX Index	06/13/13	$6,345	$5
289	Dow Jones Euro STOXX 50 Index	06/21/13	10,158	2
51	FTSE 100 Index	06/21/13	5,057	(15)

				$(8)

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2013	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	55

JPMorgan International Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2013 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 93.2%
	Australia — 1.8%
582	BHP Billiton Ltd. (m)	19,553
109	Rio Tinto Ltd. (m)	6,319

		25,872

	Belgium — 1.4%
213	Anheuser-Busch InBev N.V. (m)	20,424

	China — 3.6%
14,283	China Construction Bank Corp., Class H (m)	11,988
6,277	CNOOC Ltd. (m)	11,757
16,846	Industrial & Commercial Bank of China Ltd., Class H (m)	11,875
1,076	Ping An Insurance Group Co. of China Ltd., Class H (m)	8,540
1,631	Sands China Ltd. (m)	8,575

		52,735

	France — 12.5%
396	Accor S.A. (m)	13,101
799	AXA S.A. (m)	14,965
232	BNP Paribas S.A. (m)	12,960
45	Essilor International S.A. (m)	5,063
119	Imerys S.A. (m)	7,823
214	Lafarge S.A. (m)	13,842
94	LVMH Moet Hennessy Louis Vuitton S.A. (m)	16,309
100	Pernod-Ricard S.A. (m)	12,419
74	PPR (m)	16,279
213	Sanofi (m)	23,069
156	Schneider Electric S.A. (m)	11,908
137	Technip S.A. (m)	14,647
425	Total S.A. (m)	21,394

		183,779

	Germany — 7.0%
133	Allianz SE (m)	19,711
206	Bayer AG (m)	21,491
136	Fresenius Medical Care AG & Co. KGaA (m)	9,404
70	Linde AG (m)	13,235
280	SAP AG (m)	22,346
155	Siemens AG (m)	16,243

		102,430

	Hong Kong — 2.5%
3,008	Belle International Holdings Ltd. (m)	4,918
1,253	Cheung Kong Holdings Ltd. (m)	18,910
3,514	Hang Lung Properties Ltd. (m)	13,682

		37,510

SHARES	SECURITY DESCRIPTION	VALUE($)

	Indonesia — 0.4%
8,558	Astra International Tbk PT (m)	6,475

	Israel — 0.8%
316	Teva Pharmaceutical Industries Ltd., ADR (m)	12,110

	Japan — 17.0%
266	Astellas Pharma, Inc. (m)	15,498
315	Canon, Inc. (m)	11,320
268	Daikin Industries Ltd. (m)	10,750
178	East Japan Railway Co. (m)	15,001
66	FANUC Corp. (m)	10,023
522	Honda Motor Co., Ltd. (m)	20,813
582	Japan Tobacco, Inc. (m)	22,015
686	Komatsu Ltd. (m)	18,792
1,052	Kubota Corp. (m)	15,111
284	Makita Corp. (m)	17,330
585	Mitsubishi Corp. (m)	10,537
31	Murata Manufacturing Co., Ltd. (m)	2,508
95	Nidec Corp. (m)	6,447
100	Omron Corp. (m)	3,156
218	Shin-Etsu Chemical Co., Ltd. (m)	14,689
73	SMC Corp. (m)	14,634
645	Sumitomo Corp. (m)	8,070
476	Toyota Motor Corp. (m)	27,632
13	Yahoo! Japan Corp. (m)	6,304

		250,630

	Netherlands — 4.5%
227	Akzo Nobel N.V. (m)	13,688
1,540	ING Groep N.V., CVA (a) (m)	12,686
1,173	Royal Dutch Shell plc, Class A (m)	39,883

		66,257

	South Korea — 1.3%
21	Hyundai Mobis (m)	4,843
21	Samsung Electronics Co., Ltd., Reg. S, GDR (m)	14,492

		19,335

	Spain — 0.9%
1,296	Banco Bilbao Vizcaya Argentaria S.A. (m)	12,620

	Sweden — 0.8%
459	Atlas Copco AB, Class A (m)	12,141

	Switzerland — 14.2%
647	ABB Ltd. (a) (m)	14,682
160	Cie Financiere Richemont S.A., Class A (m)	12,925
673	Credit Suisse Group AG (a) (m)	18,702
133	Holcim Ltd. (a) (m)	10,354
476	Nestle S.A. (m)	33,912

SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2013

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Switzerland — Continued
417	Novartis AG (m)	30,891
123	Roche Holding AG (m)	30,826
3	SGS S.A. (m)	6,664
1,151	UBS AG (m)	20,528
745	Xstrata plc (m)	11,215
64	Zurich Insurance Group AG (a) (m)	17,955

		208,654

	Taiwan — 0.7%
555	Taiwan Semiconductor Manufacturing Co., Ltd., ADR (m)	10,589

	United Kingdom — 23.8%
351	Aggreko plc (m)	9,730
4,674	Barclays plc (m)	20,857
1,410	BG Group plc (m)	23,809
439	BHP Billiton plc (m)	12,336
370	British American Tobacco plc (m)	20,499
585	Burberry Group plc (m)	12,160
2,364	Centrica plc (m)	13,637
588	GlaxoSmithKline plc (m)	15,167
3,625	HSBC Holdings plc (m)	39,674
381	Imperial Tobacco Group plc (m)	13,612
1,284	Marks & Spencer Group plc (m)	8,170
1,176	Meggitt plc (m)	8,569
1,358	Prudential plc (m)	23,353
320	Rio Tinto plc (m)	14,672
1,377	Standard Chartered plc (m)	34,667
2,174	Tesco plc (m)	12,364

SHARES	SECURITY DESCRIPTION	VALUE($)

	United Kingdom — Continued
419	Tullow Oil plc (m)	6,524
412	Unilever plc (m)	17,861
8,543	Vodafone Group plc (m)	26,066
983	WPP plc (m)	16,249

		349,976

	Total Common Stocks (Cost $1,076,191)	1,371,537

Preferred Stocks — 2.1%
	Germany — 2.1%
126	Henkel AG & Co. KGaA (m)	11,859
97	Volkswagen AG (m)	19,618

	Total Preferred Stocks (Cost $22,192)	31,477

Short-Term Investment — 4.2%
	Investment Company — 4.2%
61,159	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.050% (b) (l) (m) (Cost $61,159)	61,159

	Total Investments — 99.5% (Cost $1,159,542)	1,464,173
	Other Assets in Excess of Liabilities — 0.5%	7,529

	NET ASSETS — 100.0%	$1,471,702

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2013	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	57

JPMorgan International Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

Summary of Investments by Industry, April 30, 2013

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Pharmaceuticals	10.2%
Commercial Banks	9.9
Oil, Gas & Consumable Fuels	7.1
Machinery	6.0
Insurance	5.8
Automobiles	5.1
Metals & Mining	4.4
Tobacco	3.8
Food Products	3.5
Chemicals	2.8
Textiles, Apparel & Luxury Goods	2.8
Capital Markets	2.7
Electrical Equipment	2.3
Beverages	2.2

INDUSTRY	PERCENTAGE
Real Estate Management & Development	2.2%
Construction Materials	2.2
Wireless Telecommunication Services	1.8
Semiconductors & Semiconductor Equipment	1.7
Multiline Retail	1.7
Software	1.5
Hotels, Restaurants & Leisure	1.5
Trading Companies & Distributors	1.3
Media	1.1
Industrial Conglomerates	1.1
Road & Rail	1.0
Energy Equipment & Services	1.0
Others (each less than 1.0%)	9.1
Short-Term Investment	4.2

SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2013

JPMorgan International Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2013 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)

Common Stocks — 94.1%
	Australia — 5.0%
17	AGL Energy Ltd. (m)	285
10	ALS Ltd. (m)	104
81	Alumina Ltd. (a) (m)	81
26	Amcor Ltd. (m)	272
63	AMP Ltd. (m)	353
26	APA Group (m)	174
30	Asciano Ltd. (m)	168
5	ASX Ltd. (m)	212
58	Aurizon Holdings Ltd. (m)	248
59	Australia & New Zealand Banking Group Ltd. (m)	1,953
13	Bendigo and Adelaide Bank Ltd. (m)	145
449	BGP Holdings plc (a) (i)	—
69	BHP Billiton Ltd. (m)	2,305
23	Boral Ltd. (m)	119
34	Brambles Ltd. (m)	307
4	Caltex Australia Ltd. (m)	90
64	CFS Retail Property Trust Group (m)	147
18	Coca-Cola Amatil Ltd. (m)	288
2	Cochlear Ltd. (m)	119
35	Commonwealth Bank of Australia (m)	2,640
14	Computershare Ltd. (m)	140
13	Crown Ltd. (m)	168
11	CSL Ltd. (m)	720
142	Dexus Property Group (m)	170
24	Echo Entertainment Group Ltd. (m)	90
45	Federation Centres Ltd. (m)	121
2	Flight Centre Ltd. (m)	69
52	Fortescue Metals Group Ltd. (m)	190
54	Goodman Group (m)	293
81	GPT Group (m)	346
18	Harvey Norman Holdings Ltd. (m)	56
13	Iluka Resources Ltd. (m)	119
92	Incitec Pivot Ltd. (m)	275
45	Insurance Australia Group Ltd. (m)	269
5	Leighton Holdings Ltd. (m)	105
7	Macquarie Group Ltd. (m)	290
108	Mirvac Group (m)	199
44	National Australia Bank Ltd. (m)	1,564
17	Newcrest Mining Ltd. (m)	292
11	Orica Ltd. (m)	270
23	Origin Energy Ltd. (m)	301
26	QBE Insurance Group Ltd. (m)	354
4	Ramsay Health Care Ltd. (m)	132
9	Rio Tinto Ltd. (m)	553
20	Santos Ltd. (m)	263

SHARES	SECURITY DESCRIPTION	VALUE($)

	Australia — Continued
12	Sonic Healthcare Ltd. (m)	158
48	SP AusNet (m)	62
70	Stockland (m)	283
28	Suncorp Group Ltd. (m)	377
6	Sydney Airport (m)	23
24	Tabcorp Holdings Ltd. (m)	86
60	Telstra Corp., Ltd. (m)	310
21	Toll Holdings Ltd. (m)	123
20	Treasury Wine Estates Ltd. (m)	121
22	Wesfarmers Ltd. (m)	985
47	Westfield Group (m)	566
60	Westpac Banking Corp. (m)	2,094
16	Whitehaven Coal Ltd. (m)	32
14	Woodside Petroleum Ltd. (m)	559
24	Woolworths Ltd. (m)	914
6	WorleyParsons Ltd. (m)	151

		24,203

	Austria — 1.4%
16	Andritz AG (m)	1,054
40	Erste Group Bank AG (a) (m)	1,259
189	IMMOFINANZ AG (a) (m)	771
33	OMV AG (m)	1,535
11	Raiffeisen Bank International AG (m)	376
51	Telekom Austria AG (m)	347
12	Verbund AG (m)	269
9	Vienna Insurance Group AG Wiener Versicherung Gruppe (m)	463
24	Voestalpine AG (m)	765

		6,839

	Belgium — 1.8%
53	Anheuser-Busch InBev N.V. (m)	5,139
5	Belgacom S.A. (m)	105
2	Colruyt S.A. (m)	110
3	Delhaize Group S.A. (m)	190
5	Groupe Bruxelles Lambert S.A. (m)	410
11	KBC Groep N.V. (m)	416
14	Solvay S.A. (m)	2,067
4	UCB S.A. (a) (m)	210
3	Umicore S.A. (m)	159

		8,806

	Bermuda — 0.1%
12	Seadrill Ltd. (m)	479

	Brazil — 0.2%
12	BM&FBovespa S.A. (m)	84

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2013	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	59

JPMorgan International Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
		Brazil — Continued
5		BRF - S.A. (m)	118
2		Natura Cosmeticos S.A. (m)	54
34		Petroleo Brasileiro S.A. (m)	329
19		Vale S.A. (m)	330

			915

		Chile — 0.6%
4,244		Banco Santander Chile (m)	283
7		CAP S.A. (m)	228
61		Cencosud S.A. (a) (m)	347
183		Empresa Nacional de Electricidad S.A. (m)	324
64		Empresas CMPC S.A. (m)	237
24		Empresas COPEC S.A. (m)	338
485		Enersis S.A. (m)	183
17		Enersis S.A., ADR (m)	314
7		ENTEL Chile S.A. (m)	132
11		Latam Airlines Group S.A. (m)	225
32		S.A.C.I. Falabella (m)	366

			2,977

		China — 0.7%
551		Bank of China Ltd., Class H (m)	258
78		BYD Co., Ltd., Class H (a) (m)	280
323		China Construction Bank Corp., Class H (m)	271
75		China Life Insurance Co., Ltd., Class H (m)	207
109		CNOOC Ltd. (m)	204
410		Datang International Power Generation Co., Ltd., Class H (m)	181
164		Huaneng Power International, Inc., Class H (m)	190
415		Industrial & Commercial Bank of China Ltd., Class H (m)	292
16		MGM China Holdings Ltd. (m)	37
179		PetroChina Co., Ltd., Class H (m)	228
17		Ping An Insurance Group Co. of China Ltd., Class H (m)	131
34		Sands China Ltd. (m)	179
8		Tencent Holdings Ltd. (m)	262
74		Tingyi Cayman Islands Holding Corp. (m)	205
24		Wynn Macau Ltd. (a) (m)	72
54		Yangzijiang Shipbuilding Holdings Ltd. (m)	42
119		Yanzhou Coal Mining Co., Ltd., Class H (m)	125
225		Zhejiang Expressway Co., Ltd., Class H (m)	177

			3,341

		Denmark — 1.1%
—	(h)	AP Moeller - Maersk A/S, Class A (m)	157
—	(h)	AP Moeller - Maersk A/S, Class B (m)	363
4		Carlsberg A/S, Class B (m)	398

SHARES	SECURITY DESCRIPTION	VALUE($)

	Denmark — Continued
26	Danske Bank A/S (a) (m)	488
8	DSV A/S (m)	190
16	Novo Nordisk A/S, Class B (m)	2,812
9	Novozymes A/S, Class B (m)	321
46	TDC A/S (m)	370

		5,099

	Finland — 1.2%
21	Fortum OYJ (m)	394
3	Kesko OYJ, Class B (m)	80
7	Kone OYJ, Class B (m)	647
6	Metso OYJ (m)	249
5	Neste Oil OYJ (m)	80
177	Nokia OYJ (m)	594
5	Nokian Renkaat OYJ (m)	220
6	Pohjola Bank plc, Class A (m)	110
20	Sampo OYJ, Class A (m)	803
28	Stora Enso OYJ, Class R (m)	194
86	UPM-Kymmene OYJ (m)	905
30	Wartsila OYJ Abp (m)	1,500

		5,776

	France — 8.9%
6	Accor S.A. (m)	192
13	Air Liquide S.A. (m)	1,675
8	Alstom S.A. (m)	348
3	Arkema S.A. (m)	245
23	AtoS (m)	1,607
73	AXA S.A. (m)	1,372
42	BNP Paribas S.A. (m)	2,315
8	Bouygues S.A. (m)	221
6	Cap Gemini S.A. (m)	276
24	Carrefour S.A. (m)	723
2	Casino Guichard Perrachon S.A. (m)	242
2	Christian Dior S.A. (m)	377
16	Cie de St-Gobain (m)	649
7	Cie Generale des Etablissements Michelin, (m)	601
42	Credit Agricole S.A. (a) (m)	386
4	Danone S.A. (m)	343
7	Edenred (m)	243
10	Electricite de France S.A. (m)	215
1	Essilor International S.A. (m)	164
1	Eurazeo (m)	77
48	European Aeronautic Defence and Space Co. N.V. (m)	2,549
1	Fonciere Des Regions (m)	94
74	France Telecom S.A. (m)	795

SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2013

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	France — Continued
52	GDF Suez (m)	1,123
1	Gecina S.A. (m)	109
21	Groupe Eurotunnel S.A. (m)	172
1	ICADE (m)	89
1	Iliad S.A. (m)	206
1	Imerys S.A. (m)	90
8	Lafarge S.A. (m)	513
5	Lagardere S.C.A (m)	193
10	Legrand S.A. (m)	462
2	L’Oreal S.A. (a) (m)	324
6	LVMH Moet Hennessy Louis Vuitton S.A. (m)	1,097
1	Pernod-Ricard S.A. (m)	179
9	Peugeot S.A. (a) (m)	71
3	PPR (m)	669
7	Publicis Groupe S.A. (m)	515
24	Renault S.A. (m)	1,637
4	Rexel S.A. (m)	99
10	Safran S.A. (m)	470
63	Sanofi (m)	6,763
22	Schneider Electric S.A. (m)	1,643
50	SCOR SE (m)	1,529
1	Societe BIC S.A. (m)	128
29	Societe Generale S.A. (a) (m)	1,060
4	Sodexo (m)	326
12	Suez Environnement Co. (m)	166
4	Technip S.A. (m)	458
88	Total S.A. (m)	4,424
4	Unibail-Rodamco SE (m)	1,023
4	Vallourec S.A. (m)	201
19	Vinci S.A. (m)	924
10	Vivendi S.A. (m)	227
1	Wendel S.A. (m)	138
1	Zodiac Aerospace (m)	168

		42,905

	Germany — 10.8%
13	Adidas AG (m)	1,313
34	Allianz SE (m)	4,969
2	Axel Springer AG (m)	98
54	BASF SE (m)	5,095
57	Bayer AG (m)	5,924
20	Bayerische Motoren Werke AG (m)	1,820
2	Beiersdorf AG (m)	217
3	Brenntag AG (m)	522
22	Commerzbank AG (a) (m)	299
17	Continental AG (a) (m)	2,011

SHARES	SECURITY DESCRIPTION	VALUE($)

	Germany — Continued
29	Daimler AG (m)	1,633
50	Deutsche Bank AG (m)	2,279
12	Deutsche Boerse AG (m)	724
15	Deutsche Lufthansa AG (m)	291
22	Deutsche Post AG (m)	523
167	Deutsche Telekom AG (m)	1,975
106	E.ON SE (m)	1,925
5	Fresenius Medical Care AG & Co. KGaA (m)	320
3	Fresenius SE & Co. KGaA (m)	337
10	GEA Group AG (m)	347
2	Hannover Rueckversicherung SE (m)	128
8	HeidelbergCement AG (m)	601
8	Henkel AG & Co. KGaA (m)	603
2	Hochtief AG (a) (m)	124
1	Hugo Boss AG (m)	161
62	Infineon Technologies AG (m)	493
10	K+S AG (m)	451
5	Kabel Deutschland Holding AG (m)	505
2	Lanxess AG (m)	145
10	Linde AG (m)	1,802
4	Merck KGaA (m)	589
8	Metro AG (m)	243
11	Muenchener Rueckversicherungs AG (m)	2,152
30	RWE AG (m)	1,066
2	Salzgitter AG (m)	91
54	SAP AG (m)	4,334
49	Siemens AG (m)	5,077
5	Suedzucker AG (m)	206
23	ThyssenKrupp AG (a) (m)	417
6	United Internet AG (m)	164
1	Volkswagen AG (m)	279

		52,253

	Greece — 1.2%
163	Coca Cola Hellenic Bottling Co. S.A. (a) (m)	4,010
180	OPAP S.A. (m)	1,776

		5,786

	Hong Kong — 1.0%
107	AIA Group Ltd. (m)	475
3	ASM Pacific Technology Ltd. (m)	29
94	Belle International Holdings Ltd. (m)	154
51	BOC Hong Kong Holdings Ltd. (m)	174
14	Cathay Pacific Airways Ltd. (m)	25
29	Cheung Kong Holdings Ltd. (m)	440
18	Cheung Kong Infrastructure Holdings Ltd. (m)	131
32	China Mobile Ltd. (m)	357

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2013	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	61

JPMorgan International Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Hong Kong — Continued
15	CLP Holdings Ltd. (m)	135
32	First Pacific Co., Ltd. (m)	44
45	Galaxy Entertainment Group Ltd. (a) (m)	202
32	Hang Lung Properties Ltd. (m)	125
24	Hang Seng Bank Ltd. (m)	404
14	Henderson Land Development Co., Ltd. (m)	102
36	HKT Trust/HKT Ltd. (m)	38
14	Hong Kong Exchanges and Clearing Ltd. (m)	241
8	Hopewell Holdings Ltd. (m)	29
21	Hutchison Whampoa Ltd. (m)	231
9	Hysan Development Co., Ltd. (m)	45
11	Kerry Properties Ltd. (m)	48
84	Li & Fung Ltd. (m)	109
34	Link REIT (The) (m)	190
20	MTR Corp., Ltd. (m)	82
92	Noble Group Ltd. (m)	85
23	NWS Holdings Ltd. (m)	41
3	Orient Overseas International Ltd. (m)	16
54	PCCW Ltd. (m)	28
20	Power Assets Holdings Ltd. (m)	195
20	Shangri-La Asia Ltd. (m)	39
165	Sino Land Co., Ltd. (m)	272
26	SJM Holdings Ltd. (m)	66
9	Swire Pacific Ltd., Class A (m)	120
35	Wharf Holdings Ltd. (m)	316
3	Wing Hang Bank Ltd. (m)	26
10	Yue Yuen Industrial Holdings Ltd. (m)	35

		5,049

	Hungary — 0.7%
145	Magyar Telekom Telecommunications plc (m)	268
13	MOL Hungarian Oil and Gas plc (m)	917
69	OTP Bank plc (m)	1,442
4	Richter Gedeon Nyrt. (m)	641

		3,268

	India — 0.8%
18	Bharat Heavy Electricals Ltd. (m)	64
14	Hindustan Unilever Ltd. (m)	152
28	Housing Development Finance Corp. (m)	440
5	ICICI Bank Ltd., ADR (m)	246
19	IDFC Ltd. (m)	53
8	Infosys Ltd. (m)	347
110	ITC Ltd., Reg. S, GDR (m)	671
68	Jaiprakash Associates Ltd. (m)	95
3	Larsen & Toubro Ltd., Reg. S, GDR, (m)	94
8	Mahindra & Mahindra Ltd. (m)	133

SHARES		SECURITY DESCRIPTION	VALUE($)

		India — Continued
30		NTPC Ltd. (m)	88
25		Oil & Natural Gas Corp., Ltd. (m)	152
9		Ranbaxy Laboratories Ltd., Reg. S, GDR (a) (m)	73
25		Reliance Industries Ltd. (m)	362
4		Reliance Industries Ltd., GDR (e) (m)	115
68		Sterlite Industries India Ltd. (m)	121
12		Sun Pharmaceutical Industries Ltd. (m)	220
28		Tata Motors Ltd. (m)	155
48		Tata Power Co., Ltd. (m)	84
54		United Phosphorus Ltd. (m)	141

			3,806

		Ireland — 0.6%
73		CRH plc (m)	1,564
33		Elan Corp. plc (a) (m)	384
18		Elan Corp. plc, ADR (a) (m)	205
9		Kerry Group plc, Class A (m)	531
1		Prothena Corp. plc (a) (m)	10
11		Ryanair Holdings plc (m)	86
8		Shire plc (m)	245

			3,025

		Israel — 0.6%
53		Bank Hapoalim BM (a) (m)	249
63		Bank Leumi Le-Israel BM (a) (m)	226
97		Bezeq Israeli Telecommunication Corp., Ltd. (m)	140
—	(h)	Delek Group Ltd. (m)	61
23		Israel Chemicals Ltd. (m)	269
—	(h)	Israel Corp., Ltd. (The) (a) (m)	75
—	(h)	Koor Industries Ltd. (a) (m)	—	(h)
2		Mellanox Technologies Ltd. (a) (m)	95
6		Mizrahi Tefahot Bank Ltd. (a) (m)	64
3		NICE Systems Ltd. (a) (m)	107
34		Teva Pharmaceutical Industries Ltd. (m)	1,321
14		Teva Pharmaceutical Industries Ltd., ADR (m)	526

			3,133

		Italy — 6.9%
132		Assicurazioni Generali S.p.A. (m)	2,419
37		Atlantia S.p.A. (m)	663
729		Banca Monte dei Paschi di Siena S.p.A. (a) (m)	206
215		Banco Popolare SC (a) (m)	310
244		Enel Green Power S.p.A. (m)	520
930		Enel S.p.A. (m)	3,596
386		Eni S.p.A. (m)	9,222
9		Exor S.p.A. (m)	286
122		Fiat Industrial S.p.A. (m)	1,379

SEE NOTES TO FINANCIAL STATEMENTS.

62	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2013

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Italy — Continued
124	Fiat S.p.A (a) (m)	745
58	Finmeccanica S.p.A. (a) (m)	300
1,571	Intesa Sanpaolo S.p.A. (m)	2,819
18	Luxottica Group S.p.A. (m)	919
1	Mediaset S.p.A. (m)	4
61	Mediobanca S.p.A. (m)	388
33	Pirelli & C. S.p.A. (m)	344
29	Prysmian S.p.A. (m)	585
38	Saipem S.p.A. (m)	1,080
240	Snam S.p.A. (m)	1,182
2,151	Telecom Italia S.p.A. (m)	1,827
189	Terna Rete Elettrica Nazionale S.p.A. (m)	884
576	UniCredit S.p.A. (a) (m)	3,013
122	Unione di Banche Italiane Scp0A (m)	511

		33,202

	Japan — 19.9%
40	77 Bank Ltd. (The) (m)	237
1	ABC-Mart, Inc. (m)	45
2	Acom Co., Ltd. (a) (m)	82
3	AEON Financial Service Co., Ltd. (m)	91
4	Aeon Mall Co., Ltd. (m)	116
7	Air Water, Inc. (m)	113
6	Aisin Seiki Co., Ltd. (m)	227
22	Ajinomoto Co., Inc. (m)	302
2	Alfresa Holdings Corp. (m)	125
17	Amada Co., Ltd. (m)	138
55	ANA Holdings, Inc. (m)	120
28	Aozora Bank Ltd. (m)	88
33	Asahi Glass Co., Ltd. (m)	262
13	Asahi Group Holdings Ltd. (m)	320
127	Asahi Kasei Corp. (m)	857
22	Astellas Pharma, Inc. (m)	1,259
15	Bank of Kyoto Ltd. (The) (m)	158
41	Bank of Yokohama Ltd. (The) (m)	249
3	Benesse Holdings, Inc. (m)	127
25	Bridgestone Corp. (m)	942
11	Brother Industries Ltd. (m)	130
1	Calbee, Inc. (m)	79
43	Canon, Inc. (m)	1,553
12	Casio Computer Co., Ltd. (m)	96
10	Central Japan Railway Co. (m)	1,218
36	Chiba Bank Ltd. (The) (m)	279
8	Chiyoda Corp. (m)	82
21	Chubu Electric Power Co., Inc. (m)	276
11	Chugai Pharmaceutical Co., Ltd. (m)	267

SHARES		SECURITY DESCRIPTION	VALUE($)

		Japan — Continued
9		Chugoku Bank Ltd. (The) (m)	157
15		Chugoku Electric Power Co., Inc. (The) (m)	210
13		Coca-Cola West Co., Ltd. (m)	236
30		Cosmo Oil Co., Ltd. (a) (m)	72
8		Credit Saison Co., Ltd. (m)	229
27		Dai Nippon Printing Co., Ltd. (m)	268
13		Daicel Corp. (m)	108
14		Daido Steel Co., Ltd. (m)	76
10		Daihatsu Motor Co., Ltd. (m)	198
—	(h)	Dai-ichi Life Insurance Co., Ltd. (The) (m)	444
10		Daiichi Sankyo Co., Ltd. (m)	194
9		Daikin Industries Ltd. (m)	365
7		Dainippon Sumitomo Pharma Co., Ltd. (m)	129
17		Daiwa House Industry Co., Ltd. (m)	391
64		Daiwa Securities Group, Inc. (m)	572
5		Dena Co., Ltd. (m)	148
21		Denki Kagaku Kogyo KK (m)	78
19		Denso Corp. (m)	833
9		Dentsu, Inc. (m)	313
3		Don Quijote Co., Ltd. (m)	136
13		East Japan Railway Co. (m)	1,097
16		Electric Power Development Co., Ltd. (m)	457
5		FANUC Corp. (m)	777
2		Fast Retailing Co., Ltd. (m)	780
28		Fuji Electric Co., Ltd. (m)	96
22		Fuji Heavy Industries Ltd. (m)	415
15		FUJIFILM Holdings Corp. (m)	314
74		Fujitsu Ltd. (m)	312
38		Fukuoka Financial Group, Inc. (m)	193
30		Furukawa Electric Co., Ltd. (m)	77
5		Gree, Inc. (m)	59
18		Gunma Bank Ltd. (The) (m)	112
21		Hachijuni Bank Ltd. (The) (m)	143
3		Hamamatsu Photonics KK (m)	136
38		Hankyu Hanshin Holdings, Inc. (m)	246
17		Hisamitsu Pharmaceutical Co., Inc. (m)	976
6		Hitachi Chemical Co., Ltd. (m)	86
3		Hitachi High-Technologies Corp. (m)	77
219		Hitachi Ltd. (m)	1,400
9		Hokkaido Electric Power Co., Inc. (a) (m)	108
9		Hokuriku Electric Power Co. (m)	128
62		Honda Motor Co., Ltd. (m)	2,474
14		Hoya Corp. (m)	288
11		Hulic Co., Ltd. (m)	127
5		Ibiden Co., Ltd. (m)	95
2		Idemitsu Kosan Co., Ltd. (m)	144

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2013	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	63

JPMorgan International Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
		Japan — Continued
62		IHI Corp. (m)	231
—	(h)	Inpex Corp. (m)	566
17		Isetan Mitsukoshi Holdings Ltd. (m)	265
18		ITOCHU Corp. (m)	223
1		Itochu Techno-Solutions Corp. (m)	55
13		Iyo Bank Ltd. (The) (m)	136
23		J. Front Retailing Co., Ltd. (m)	194
3		Japan Airlines Co., Ltd. (m)	152
1		Japan Petroleum Exploration Co. (m)	48
—	(h)	Japan Retail Fund Investment Corp. (m)	228
16		Japan Steel Works Ltd. (The) (m)	81
39		Japan Tobacco, Inc. (m)	1,486
22		JFE Holdings, Inc. (m)	468
9		JSR Corp. (m)	199
10		JTEKT Corp. (m)	107
86		JX Holdings, Inc. (m)	464
41		Kajima Corp. (m)	130
10		Kamigumi Co., Ltd. (m)	98
22		Kansai Electric Power Co., Inc. (The) (a) (m)	265
11		Kansai Paint Co., Ltd. (m)	141
7		Kao Corp. (m)	256
69		Kawasaki Heavy Industries Ltd. (m)	221
21		KDDI Corp. (m)	986
23		Keikyu Corp. (m)	257
27		Keio Corp. (m)	232
14		Keisei Electric Railway Co., Ltd. (m)	148
8		Kikkoman Corp. (m)	149
6		Kinden Corp. (m)	45
56		Kintetsu Corp. (m)	281
34		Kirin Holdings Co., Ltd. (m)	591
5		Koito Manufacturing Co., Ltd. (m)	97
36		Komatsu Ltd. (m)	977
23		Konica Minolta Holdings, Inc. (m)	162
2		Kubota Corp. (m)	32
5		Kurita Water Industries Ltd. (m)	111
2		Kyocera Corp. (m)	241
39		Kyowa Hakko Kirin Co., Ltd. (m)	474
20		Kyushu Electric Power Co., Inc. (a) (m)	276
13		LIXIL Group Corp. (m)	288
—	(h)	M3, Inc. (m)	75
1		Mabuchi Motor Co., Ltd. (m)	60
5		Makita Corp. (m)	321
64		Marubeni Corp. (m)	458
43		Marui Group Co., Ltd. (m)	501
3		Maruichi Steel Tube Ltd. (m)	63
92		Mazda Motor Corp. (a) (m)	315

SHARES		SECURITY DESCRIPTION	VALUE($)

		Japan — Continued
3		McDonald’s Holdings Co., Japan Ltd. (m)	90
7		Medipal Holdings Corp. (m)	105
3		Miraca Holdings, Inc. (m)	130
46		Mitsubishi Chemical Holdings Corp. (m)	224
54		Mitsubishi Corp. (m)	965
74		Mitsubishi Electric Corp. (m)	702
48		Mitsubishi Estate Co., Ltd. (m)	1,574
20		Mitsubishi Gas Chemical Co., Inc. (m)	151
116		Mitsubishi Heavy Industries Ltd. (m)	802
6		Mitsubishi Logistics Corp. (m)	102
51		Mitsubishi Materials Corp. (m)	147
484		Mitsubishi UFJ Financial Group, Inc. (m)	3,285
29		Mitsubishi UFJ Lease & Finance Co., Ltd. (m)	162
66		Mitsui & Co., Ltd. (m)	911
47		Mitsui Fudosan Co., Ltd. (m)	1,590
51		Mitsui OSK Lines Ltd. (a) (m)	213
630		Mizuho Financial Group, Inc. (m)	1,387
32		Mori Seiki Co., Ltd. (m)	405
19		MS&AD Insurance Group Holdings (m)	518
8		Murata Manufacturing Co., Ltd. (m)	619
5		Nabtesco Corp. (m)	117
9		Namco Bandai Holdings, Inc. (m)	160
86		NEC Corp. (m)	223
6		Nexon Co., Ltd. (m)	67
8		NGK Spark Plug Co., Ltd. (m)	143
8		NHK Spring Co., Ltd. (m)	81
4		Nidec Corp. (m)	242
11		Nikon Corp. (m)	246
—	(h)	Nippon Building Fund, Inc. (m)	303
39		Nippon Express Co., Ltd. (m)	202
8		Nippon Meat Packers, Inc. (m)	127
403		Nippon Steel & Sumitomo Metal Corp. (m)	1,073
17		Nippon Telegraph & Telephone Corp. (m)	835
78		Nippon Yusen KK (m)	204
32		Nishi-Nippon City Bank Ltd. (The) (m)	107
95		Nissan Motor Co., Ltd. (m)	989
2		Nitori Holdings Co., Ltd. (m)	128
11		Nitto Denko Corp. (m)	752
13		NKSJ Holdings, Inc. (m)	320
5		NOK Corp. (m)	77
138		Nomura Holdings, Inc. (m)	1,129
5		Nomura Real Estate Holdings, Inc. (m)	132
—	(h)	Nomura Real Estate Office Fund, Inc. (m)	89
5		Nomura Research Institute Ltd. (m)	154
—	(h)	NTT Data Corp. (m)	196
1		NTT DOCOMO, Inc. (m)	965

SEE NOTES TO FINANCIAL STATEMENTS.

64	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2013

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
		Japan — Continued
—	(h)	NTT Urban Development Corp. (m)	82
32		Obayashi Corp. (m)	199
37		OJI Paper Co., Ltd. (m)	132
10		Olympus Corp. (a) (m)	258
10		Omron Corp. (m)	316
2		Oracle Corp. Japan (m)	84
40		ORIX Corp. (m)	612
64		Osaka Gas Co., Ltd. (m)	278
1		Otsuka Corp. (m)	83
28		Otsuka Holdings Co., Ltd. (m)	1,006
60		Panasonic Corp. (a) (m)	436
71		Resona Holdings, Inc. (m)	377
21		Ricoh Co., Ltd. (m)	235
2		Rinnai Corp. (m)	119
6		Sanrio Co., Ltd. (m)	286
4		Santen Pharmaceutical Co., Ltd. (m)	186
12		SBI Holdings, Inc. (m)	226
8		Secom Co., Ltd. (m)	444
30		Sega Sammy Holdings, Inc. (m)	778
29		Seven & I Holdings Co., Ltd. (m)	1,104
26		Seven Bank Ltd. (m)	94
8		Shikoku Electric Power Co., Inc. (a) (m)	149
12		Shimadzu Corp. (m)	88
1		Shimamura Co., Ltd. (m)	139
4		Shimano, Inc. (m)	357
27		Shimizu Corp. (m)	107
8		Shin-Etsu Chemical Co., Ltd. (m)	554
74		Shinsei Bank Ltd. (m)	208
10		Shionogi & Co., Ltd. (m)	238
17		Shiseido Co., Ltd. (m)	241
69		Showa Denko KK (m)	112
9		Showa Shell Sekiyu KK (m)	70
2		SMC Corp. (m)	421
34		Softbank Corp. (m)	1,705
55		Sojitz Corp. (m)	87
18		Sony Corp. (m)	302
9		Sony Financial Holdings, Inc. (m)	120
7		Stanley Electric Co., Ltd. (m)	130
6		Sumco Corp. (m)	65
72		Sumitomo Corp. (m)	904
28		Sumitomo Electric Industries Ltd. (m)	373
27		Sumitomo Heavy Industries Ltd. (m)	119
18		Sumitomo Metal Mining Co., Ltd. (m)	253
51		Sumitomo Mitsui Financial Group, Inc. (m)	2,411
120		Sumitomo Mitsui Trust Holdings, Inc. (m)	603
14		Sumitomo Realty & Development Co., Ltd. (m)	675

SHARES	SECURITY DESCRIPTION	VALUE($)

	Japan — Continued
8	Sumitomo Rubber Industries Ltd. (m)	148
17	Suzuken Co., Ltd. (m)	674
19	Suzuki Motor Corp. (m)	483
4	Sysmex Corp. (m)	226
19	T&D Holdings, Inc. (m)	223
54	Taiheiyo Cement Corp. (m)	140
2	Taisho Pharmaceutical Holdings Co., Ltd. (m)	131
11	Taiyo Nippon Sanso Corp. (m)	73
12	Takashimaya Co., Ltd. (m)	143
30	Takeda Pharmaceutical Co., Ltd. (m)	1,652
5	Terumo Corp. (m)	257
6	THK Co., Ltd. (m)	122
49	Tobu Railway Co., Ltd. (m)	286
5	Toho Co., Ltd. (m)	112
20	Toho Gas Co., Ltd. (m)	119
22	Tohoku Electric Power Co., Inc. (a) (m)	231
14	Tokio Marine Holdings, Inc. (m)	432
6	Tokyo Electron Ltd. (m)	288
150	Tokyo Gas Co., Ltd. (m)	855
14	TonenGeneral Sekiyu KK (m)	141
27	Toppan Printing Co., Ltd. (m)	208
155	Toshiba Corp. (m)	853
5	Toyo Suisan Kaisha Ltd. (m)	170
3	Toyoda Gosei Co., Ltd. (m)	79
3	Toyota Boshoku Corp. (m)	43
8	Toyota Industries Corp. (m)	315
92	Toyota Motor Corp. (m)	5,334
11	Toyota Tsusho Corp. (m)	292
3	Tsumura & Co. (m)	95
4	Unicharm Corp. (m)	240
6	Ushio, Inc. (m)	56
1	USS Co., Ltd. (m)	139
6	West Japan Railway Co. (m)	266
4	Yamada Denki Co., Ltd. (m)	210
9	Yamaguchi Financial Group, Inc. (m)	98
8	Yamaha Corp. (m)	83
13	Yamaha Motor Co., Ltd. (m)	186
13	Yamato Holdings Co., Ltd. (m)	242
2	Yamato Kogyo Co., Ltd. (m)	63
11	Yaskawa Electric Corp. (m)	135
10	Yokogawa Electric Corp. (m)	99

		96,117

	Luxembourg — 0.4%
40	ArcelorMittal (m)	489
1	Millicom International Cellular S.A., SDR, (m)	109

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2013	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	65

JPMorgan International Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Luxembourg — Continued
2	SES, FDR (m)	63
68	Tenaris S.A. (m)	1,511

		2,172

	Mexico — 0.7%
74	Alfa S.A.B. de C.V., Class A (m)	171
739	America Movil S.A.B. de C.V., Series L (m)	792
218	Cemex S.A.B. de C.V. (a) (m)	246
46	Fomento Economico Mexicano S.A.B. de C.V. (m)	524
56	Grupo Bimbo S.A.B. de C.V., Series A (m)	181
12	Grupo Carso S.A.B. de C.V., Series A1 (m)	71
92	Grupo Mexico S.A.B. de C.V., Series B (m)	332
17	Grupo Modelo S.A.B. de C.V., Series C (m)	158
58	Grupo Televisa S.A.B. (m)	292
57	Kimberly-Clark de Mexico S.A.B. de C.V., Class A (m)	201
12	Minera Frisco S.A.B. de C.V., Class A1 (a) (m)	53
111	Wal-Mart de Mexico S.A.B. de C.V., Series V (m)	353

		3,374

	Netherlands — 3.4%
84	Aegon N.V. (m)	559
11	Akzo Nobel N.V. (m)	690
14	ASML Holding N.V. (m)	1,075
28	D.E Master Blenders 1753 N.V. (a) (m)	449
7	Delta Lloyd N.V. (m)	144
3	Fugro N.V., CVA (m)	190
3	Heineken N.V. (m)	208
187	ING Groep N.V., CVA (a) (m)	1,538
45	Koninklijke Ahold N.V. (m)	705
3	Koninklijke Boskalis Westminster N.V. (m)	132
2	Koninklijke DSM N.V. (m)	138
47	Koninklijke KPN N.V. (m)	98
49	Koninklijke Philips Electronics N.V. (m)	1,358
1	Koninklijke Vopak N.V. (m)	50
14	QIAGEN N.V. (a) (m)	287
2	Randstad Holding N.V. (m)	71
9	Reed Elsevier N.V. (m)	142
93	Royal Dutch Shell plc, Class A (m)	3,178
46	Royal Dutch Shell plc, Class B (m)	1,614
16	TNT Express N.V. (m)	126
79	Unilever N.V., CVA (m)	3,361
15	Wolters Kluwer N.V. (m)	323
6	Ziggo N.V. (m)	210

		16,646

	New Zealand — 0.5%
151	Auckland International Airport Ltd. (m)	400

SHARES	SECURITY DESCRIPTION	VALUE($)

	New Zealand — Continued
59	Contact Energy Ltd. (m)	267
111	Fletcher Building Ltd. (m)	838
300	Telecom Corp. of New Zealand Ltd. (m)	671

		2,176

	Norway — 1.5%
12	Aker Solutions ASA (m)	164
71	DNB ASA (a) (m)	1,160
15	Gjensidige Forsikring ASA (m)	235
33	Norsk Hydro ASA (m)	156
55	Orkla ASA (m)	493
60	Statoil ASA (m)	1,460
130	Telenor ASA (m)	2,926
13	Yara International ASA (m)	632

		7,226

	Philippines — 0.8%
22	Ayala Corp. (m)	350
605	Ayala Land, Inc. (m)	478
130	Bank of the Philippine Islands (m)	325
122	BDO Unibank, Inc. (a) (m)	272
5	Globe Telecom, Inc. (m)	191
101	Jollibee Foods Corp. (m)	316
45	Manila Electric Co. (m)	406
6	Philippine Long Distance Telephone Co. (m)	408
22	SM Investments Corp. (m)	605
890	SM Prime Holdings, Inc. (m)	433

		3,784

	Portugal — 1.2%
338	Banco Espirito Santo S.A. (a) (m)	388
709	EDP - Energias de Portugal S.A. (m)	2,435
70	Galp Energia SGPS S.A., Class B (m)	1,128
44	Jeronimo Martins SGPS S.A. (m)	1,037
124	Portugal Telecom SGPS S.A. (m)	645

		5,633

	Singapore — 0.8%
125	CapitaMalls Asia Ltd. (m)	214
12	City Developments Ltd. (m)	111
46	ComfortDelgro Corp., Ltd. (m)	74
32	DBS Group Holdings Ltd. (m)	436
71	Genting Singapore plc (m)	89
49	Global Logistic Properties Ltd. (m)	110
173	Golden Agri-Resources Ltd. (m)	75
125	Hutchison Port Holdings Trust, Class U (m)	104
3	Jardine Cycle & Carriage Ltd. (m)	123
25	Keppel Corp., Ltd. (m)	221

SEE NOTES TO FINANCIAL STATEMENTS.

66	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2013

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
		Singapore — Continued
18		Keppel Land Ltd. (m)	59
5		Keppel REIT (m)	6
43		Olam International Ltd. (m)	59
44		Oversea-Chinese Banking Corp., Ltd. (m)	391
23		SembCorp Industries Ltd. (m)	93
22		SembCorp Marine Ltd. (m)	77
16		Singapore Airlines Ltd. (m)	146
22		Singapore Exchange Ltd. (m)	134
39		Singapore Press Holdings Ltd. (m)	142
36		Singapore Technologies Engineering Ltd. (m)	129
138		Singapore Telecommunications Ltd. (m)	439
15		StarHub Ltd. (m)	58
23		United Overseas Bank Ltd. (m)	396
11		UOL Group Ltd. (m)	63
49		Wilmar International Ltd. (m)	133

			3,882

		South Africa — 0.6%
6		ABSA Group Ltd. (m)	96
1		Anglo American Platinum Ltd. (a) (m)	26
4		AngloGold Ashanti Ltd. (m)	82
6		Bidvest Group Ltd. (m)	154
66		FirstRand Ltd. (m)	229
13		Gold Fields Ltd. (m)	99
10		Impala Platinum Holdings Ltd. (m)	138
27		MTN Group Ltd. (m)	494
7		Naspers Ltd., Class N (m)	472
27		PPC Ltd. (m)	100
43		Sanlam Ltd. (m)	223
10		Sasol Ltd. (m)	424
8		Shoprite Holdings Ltd. (m)	160
13		Sibanye Gold Ltd. (a) (m)	12
19		Standard Bank Group Ltd. (m)	232
27		Steinhoff International Holdings Ltd. (a) (m)	73
4		Tiger Brands Ltd. (m)	119

			3,133

		South Korea — 0.7%
2		Daelim Industrial Co., Ltd. (m)	112
5		Daewoo Shipbuilding & Marine Engineering Co., Ltd. (m)	125
—	(h)	E-Mart Co., Ltd. (m)	86
1		Hyundai Mobis (m)	204
1		Hyundai Motor Co. (m)	191
3		KB Financial Group, Inc. (m)	98
1		LG Chem Ltd. (m)	264
3		LG Electronics, Inc. (m)	264

SHARES		SECURITY DESCRIPTION	VALUE($)

		South Korea — Continued
1		POSCO (m)	233
1		Samsung Electronics Co., Ltd. (m)	975
1		Samsung Fire & Marine Insurance Co., Ltd. (m)	279
5		Shinhan Financial Group Co., Ltd. (m)	169
—	(h)	Shinsegae Co., Ltd. (m)	33
7		SK Hynix, Inc. (a) (m)	184
1		SK Innovation Co., Ltd. (m)	82
1		SK Telecom Co., Ltd. (m)	105

			3,404

		Spain — 5.4%
15		Abertis Infraestructuras S.A. (m)	276
1		Acciona S.A. (m)	71
11		ACS Actividades de Construccion y Servicios S.A. (m)	284
24		Amadeus IT Holding S.A., Class A (m)	704
415		Banco Bilbao Vizcaya Argentaria S.A. (m)	4,036
120		Banco de Sabadell S.A. (m)	249
218		Banco Popular Espanol S.A. (m)	170
811		Banco Santander S.A. (a) (m)	5,858
1		Bankia SA (a) (m)	4
201		Distribuidora Internacional de Alimentacion S.A. (m)	1,557
8		Enagas S.A. (m)	206
31		Ferrovial S.A. (m)	505
26		Gas Natural SDG S.A. (m)	554
6		Grifols S.A. (a) (m)	239
443		Iberdrola S.A. (m)	2,382
17		Inditex S.A. (m)	2,218
8		Red Electrica Corp. S.A. (m)	429
62		Repsol S.A. (m)	1,461
309		Telefonica S.A. (m)	4,522
12		Zardoya Otis S.A. (m)	162

			25,887

		Sweden — 1.7%
8		Atlas Copco AB, Class B (m)	201
7		Boliden AB (m)	107
6		Electrolux AB, Series B (m)	163
6		Hexagon AB, Class B (m)	164
10		Husqvarna AB, Class B (m)	56
3		Industrivarden AB, Class C (m)	63
5		Investment AB Kinnevik, Class B (m)	136
11		Investor AB, Class B (m)	326
6		Lundin Petroleum AB (a) (m)	133
64		Nordea Bank AB (m)	769
5		Ratos AB, Class B (m)	47

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2013	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	67

JPMorgan International Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
		Sweden — Continued
24		Sandvik AB (m)	336
7		Scania AB, Class B (m)	142
9		Securitas AB, Class B (m)	84
34		Skandinaviska Enskilda Banken AB, Class A (m)	349
7		Skanska AB, Class B (m)	121
9		SKF AB, Class B (m)	208
14		Svenska Cellulosa AB, Class B (m)	364
12		Svenska Handelsbanken AB, Class A (m)	556
94		Swedbank AB, Class A (m)	2,311
69		Telefonaktiebolaget LM Ericsson, Class B (m)	863
44		TeliaSonera AB (m)	301
34		Volvo AB, Class B (m)	466

			8,266

		Switzerland — 2.9%
21		ABB Ltd. (a) (m)	467
1		Actelion Ltd. (a) (m)	68
—	(h)	Aryzta AG (a) (m)	9
—	(h)	Banque Cantonale Vaudoise (m)	24
—	(h)	Barry Callebaut AG (a) (m)	22
5		Cie Financiere Richemont S.A., Class A (m)	401
14		Credit Suisse Group AG (a) (m)	396
—	(h)	EMS-Chemie Holding AG (m)	33
—	(h)	Geberit AG (a) (m)	71
—	(h)	Givaudan S.A. (a) (m)	120
53		Glencore International plc (m)	263
19		Holcim Ltd. (a) (m)	1,478
2		Julius Baer Group Ltd. (a) (m)	93
—	(h)	Kuehne & Nagel International AG (m)	49
—	(h)	Lindt & Spruengli AG (m)	45
33		Nestle S.A. (m)	2,351
31		Novartis AG (m)	2,279
—	(h)	Pargesa Holding S.A. (m)	21
—	(h)	Partners Group Holding AG (m)	45
7		Roche Holding AG (m)	1,778
—	(h)	SGS S.A. (m)	138
1		Sonova Holding AG (a) (m)	64
—	(h)	Sulzer AG (m)	34
1		Swatch Group AG (The) (m)	234
—	(h)	Swiss Life Holding AG (a) (m)	55
25		Swiss Re AG (a) (m)	2,012
—	(h)	Swisscom AG (m)	97
4		Transocean Ltd. (a) (m)	197
40		UBS AG (a) (m)	720
4		Wolseley plc (m)	190

SHARES	SECURITY DESCRIPTION	VALUE($)

	Switzerland — Continued
25	Xstrata plc (m)	371

		14,125

	Taiwan — 0.8%
23	Asustek Computer, Inc. (m)	262
150	Cathay Financial Holding Co., Ltd. (m)	202
274	China Steel Corp. (m)	242
183	Chinatrust Financial Holding Co., Ltd. (m)	111
22	Chunghwa Telecom Co., Ltd. (m)	70
168	Far Eastern New Century Corp. (m)	181
78	Formosa Plastics Corp. (m)	189
127	Hon Hai Precision Industry Co., Ltd. (m)	328
6	HTC Corp. (m)	63
25	MediaTek, Inc. (m)	306
65	Nan Ya Plastics Corp. (m)	130
105	Pegatron Corp. (a) (m)	172
103	Quanta Computer, Inc. (m)	213
557	Taishin Financial Holding Co., Ltd. (m)	242
91	Taiwan Cement Corp. (m)	121
63	Taiwan Mobile Co., Ltd. (m)	230
196	Taiwan Semiconductor Manufacturing Co., Ltd. (m)	729
195	United Microelectronics Corp. (m)	75

		3,866

	Thailand — 0.7%
32	Advanced Info Service PCL (m)	299
36	Bangkok Bank PCL (m)	279
11	Banpu PCL (m)	124
176	Charoen Pokphand Foods PCL (m)	191
67	Kasikornbank PCL (m)	497
250	Krung Thai Bank PCL (m)	212
69	PTT Exploration & Production PCL (m)	363
87	PTT Global Chemical PCL (m)	216
33	PTT PCL (m)	363
21	Siam Cement PCL (m)	354
76	Siam Commercial Bank PCL (m)	484
32	Thai Oil PCL (m)	71

		3,453

	Turkey — 0.7%
85	Akbank TAS (m)	449
14	Anadolu Efes Biracilik Ve Malt Sanayii A.S. (m)	232
5	BIM Birlesik Magazalar A.S. (m)	259
87	Eregli Demir ve Celik Fabrikalari TAS (m)	100
41	Haci Omer Sabanci Holding A.S. (m)	256
27	KOC Holding A.S. (m)	161

SEE NOTES TO FINANCIAL STATEMENTS.

68	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2013

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Turkey — Continued
9	Tupras Turkiye Petrol Rafinerileri A.S. (m)	253
53	Turkcell Iletisim Hizmetleri A.S. (a) (m)	328
112	Turkiye Garanti Bankasi A.S. (m)	621
27	Turkiye Halk Bankasi A.S. (m)	294
90	Turkiye Is Bankasi, Class C (m)	349
60	Yapi ve Kredi Bankasi A.S. (m)	187

		3,489

	United Kingdom — 7.8%
14	3i Group plc (m)	72
12	Aberdeen Asset Management plc (m)	82
19	Anglo American plc (m)	474
6	Antofagasta plc (m)	78
15	ARM Holdings plc (m)	234
50	Associated British Foods plc (m)	1,494
17	AstraZeneca plc (m)	904
162	Barclays plc (m)	725
47	BG Group plc (m)	801
29	BHP Billiton plc (m)	830
266	BP plc (m)	1,926
45	British American Tobacco plc (m)	2,476
110	BT Group plc (m)	473
6	Burberry Group plc (m)	130
72	Centrica plc (m)	418
14	Cobham plc (m)	55
2	Croda International plc (m)	75
71	Diageo plc (m)	2,176
99	Domino’s Pizza Group plc (m)	1,005
4	Eurasian Natural Resources Corp. plc (m)	16
5	Evraz plc (m)	12
69	GlaxoSmithKline plc (m)	1,791
3	Hargreaves Lansdown plc (m)	51
256	HSBC Holdings plc (m)	2,799
8	ICAP plc (m)	34
6	Inmarsat plc (m)	72
37	InterContinental Hotels Group plc (m)	1,103
8	Investec plc (m)	55
806	ITV plc (m)	1,577
17	J Sainsbury plc (m)	104
3	Johnson Matthey plc (m)	109
3	Kazakhmys plc (m)	16
33	Kingfisher plc (m)	159
590	Lloyds Banking Group plc (a) (m)	501
2	London Stock Exchange Group plc (m)	50
22	Marks & Spencer Group plc (m)	140
11	Meggitt plc (m)	81

SHARES	SECURITY DESCRIPTION	VALUE($)

	United Kingdom — Continued
11	Pearson plc (m)	207
4	Petrofac Ltd. (m)	74
75	Prudential plc (m)	1,298
1	Randgold Resources Ltd. (m)	96
11	Rexam plc (m)	85
19	Rio Tinto plc (m)	859
26	Rolls-Royce Holdings plc (a) (m)	460
29	Royal Bank of Scotland Group plc (a) (m)	138
41	SABMiller plc (m)	2,217
152	Salamander Energy plc (a) (m)	432
2	Schroders plc (m)	57
12	Smith & Nephew plc (m)	141
13	SSE plc (m)	319
33	Standard Chartered plc (m)	841
10	Subsea 7 S.A. (m)	216
87	Tate & Lyle plc (m)	1,136
112	Tesco plc (m)	639
13	Tullow Oil plc (m)	197
686	Vodafone Group plc (m)	2,094
86	WH Smith plc (m)	986
34	Whitbread plc (m)	1,353
134	WM Morrison Supermarkets plc (m)	610
18	WPP plc (m)	292

		37,845

	United States — 0.0% (g)
5	Sims Metal Management Ltd. (m)	54

	Total Common Stocks (Cost $251,662)	455,394

Investment Companies — 2.9%
	United States — 2.9%
204	iShares MSCI EAFE Index Fund (m)	12,648
20	iShares MSCI Germany Index Fund (m)	517
18	iShares MSCI Pacific ex-Japan Index Fund (m)	939

	Total Investment Companies (Cost $13,310)	14,104

Preferred Stocks — 1.9%
	Brazil — 0.5%
23	Banco Bradesco S.A. (m)	378
6	Cia de Bebidas das Americas (m)	265
6	Cia Energetica de Minas Gerais (m)	70
44	Itau Unibanco Holding S.A. (m)	733
42	Petroleo Brasileiro S.A. (m)	418
29	Vale S.A., Class A (m)	471

		2,335

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2013	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	69

JPMorgan International Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Preferred Stocks — Continued
	Chile — 0.1%
6	Sociedad Quimica y Minera de Chile S.A., Class B (m)	282

	Germany — 1.2%
3	Bayerische Motoren Werke AG (m)	192
33	Henkel AG & Co. KGaA (m)	3,111
9	Porsche Automobil Holding SE (m)	699
2	RWE AG (m)	56
9	Volkswagen AG (m)	1,758

		5,816

	Italy — 0.1%
844	Telecom Italia S.p.A. (m)	586

	United Kingdom — 0.0% (g)
3,116	Rolls-Royce Holdings plc (a) (m)	5

	Total Preferred Stocks (Cost $4,076)	9,024

NUMBER OF RIGHTS
Rights — 0.0% (g)
	Financials — 0.0% (g)
	Commercial Banks — 0.0% (g)
1	Bankia S.A., expiring 05/14/13 (a)	1

	Telecommunication Services — 0.0% (g)
	Diversified Telecommunication Services — 0.0% (g)
47	Koninklijke KPN N.V., expiring 05/14/13 (a)	63

	Total Rights (Cost $176)	64

SHARES
Short-Term Investment — 0.1%
	Investment Company — 0.1%
550	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.050% (b) (l) (m) (Cost $550)	550

	Total Investments — 99.0% (Cost $269,774)	479,136
	Other Assets in Excess of Liabilities — 1.0%	4,648

	NET ASSETS — 100.0%	$483,784

Percentages indicated are based on net assets.

Summary of Investments by Industry, April 30, 2013

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Commercial Banks	13.4%
Oil, Gas & Consumable Fuels	7.4
Pharmaceuticals	6.8
Insurance	4.8
Automobiles	4.2
Chemicals	4.0
Diversified Telecommunication Services	3.9
Beverages	3.6
Electric Utilities	3.0
Equity Fund	2.9
Metals & Mining	2.8
Food Products	2.6
Machinery	2.5
Food & Staples Retailing	2.2
Wireless Telecommunication Services	1.9
Industrial Conglomerates	1.8
Real Estate Management & Development	1.8
Hotels, Restaurants & Leisure	1.5
Capital Markets	1.4
Auto Components	1.4
Diversified Financial Services	1.3
Construction Materials	1.3
Media	1.1
Specialty Retail	1.1
Electrical Equipment	1.1
Multi-Utilities	1.1
Road & Rail	1.0
Trading Companies & Distributors	1.0
Household Products	1.0
Textiles, Apparel & Luxury Goods	1.0
Tobacco	1.0
Software	1.0
Others (each less than 1.0%)	13.0
Short-Term Investment	0.1

SEE NOTES TO FINANCIAL STATEMENTS.

70	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2013

JPMorgan International Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2013 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 95.6%
	Australia — 2.5%
563	Australia & New Zealand Banking Group Ltd. (m)	18,608
1,779	Goodman Group (m)	9,624

		28,232

	Belgium — 1.4%
104	Solvay S.A. (m)	15,267

	Canada — 1.0%
601	First Quantum Minerals Ltd. (m)	10,496

	China — 1.7%
2,713	China Shenhua Energy Co., Ltd., Class H (m)	9,618
1,841	Sands China Ltd. (m)	9,681

		19,299

	Denmark — 1.1%
52	Carlsberg A/S, Class B (m)	4,878
399	Danske Bank A/S (a) (m)	7,561

		12,439

	Finland — 0.9%
265	Ruukki Group OYJ (a) (m)	143
723	Stora Enso OYJ, Class R (m)	5,042
465	UPM-Kymmene OYJ (m)	4,893

		10,078

	France — 10.6%
374	AXA S.A. (m)	7,001
212	BNP Paribas S.A. (m)	11,797
219	Cie de St-Gobain (m)	8,771
252	Electricite de France S.A. (m)	5,638
334	GDF Suez (m)	7,164
183	Sanofi (m)	19,764
212	Schneider Electric S.A. (m)	16,170
198	Sodexo (m)	16,499
441	Suez Environnement Co. (m)	6,323
45	Unibail-Rodamco SE (m)	11,783
121	Valeo S.A. (m)	7,022

		117,932

	Germany — 8.2%
108	Allianz SE (m)	16,011
176	BASF SE (m)	16,508
202	Bayer AG (m)	21,105
93	Continental AG (a) (m)	11,072
233	Deutsche Boerse AG (m)	14,566
144	SAP AG (m)	11,473

		90,735

	Hong Kong — 3.6%
4,841	Belle International Holdings Ltd. (m)	7,915

SHARES	SECURITY DESCRIPTION	VALUE($)

	Hong Kong — Continued
3,476	China Overseas Land & Investment Ltd. (m)	10,613
1,192	Hutchison Whampoa Ltd. (m)	12,968
970	Wharf Holdings Ltd. (m)	8,664

		40,160

	Ireland — 2.1%
664	Experian plc (m)	11,682
354	Shire plc (m)	11,048

		22,730

	Japan — 19.8%
163	Daikin Industries Ltd. (m)	6,525
2,908	Hitachi Ltd. (m)	18,584
436	Honda Motor Co., Ltd. (m)	17,385
153	Japan Airlines Co., Ltd. (m)	7,769
579	Japan Tobacco, Inc. (m)	21,883
1,260	Marubeni Corp. (m)	9,045
1,111	Mitsubishi Electric Corp. (m)	10,592
282	Mitsubishi Estate Co., Ltd. (m)	9,185
1,666	Mitsubishi Heavy Industries Ltd. (m)	11,489
3,167	Mitsubishi UFJ Financial Group, Inc. (m)	21,488
570	Nissan Motor Co., Ltd. (m)	5,944
95	Nitto Denko Corp. (m)	6,268
168	Otsuka Holdings Co., Ltd. (m)	6,048
451	Seven & I Holdings Co., Ltd. (m)	17,364
286	Softbank Corp. (m)	14,159
798	Sumitomo Electric Industries Ltd. (m)	10,611
415	Sumitomo Mitsui Financial Group, Inc. (m)	19,630
313	Yamato Holdings Co., Ltd. (m)	6,034

		220,003

	Netherlands — 5.6%
202	ASML Holding N.V. (m)	15,055
734	Royal Dutch Shell plc, Class A (m)	24,955
518	Unilever N.V., CVA (m)	22,077

		62,087

	South Korea — 1.4%
27	LG Chem Ltd. (m)	6,440
7	Samsung Electronics Co., Ltd. (m)	9,117

		15,557

	Spain — 0.8%
394	Repsol S.A. (m)	9,226

	Sweden — 3.8%
435	Electrolux AB, Series B, (m)	12,374
588	Swedbank AB, Class A (m)	14,476
1,269	Telefonaktiebolaget LM Ericsson, Class B (m)	15,777

		42,627

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2013	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	71

JPMorgan International Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2013 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Switzerland — 9.0%
162	Cie Financiere Richemont S.A., Class A (m)	13,090
150	Holcim Ltd. (a) (m)	11,737
191	Nestle S.A. (m)	13,637
205	Novartis AG (m)	15,164
84	Roche Holding AG (m)	21,094
138	Swiss Re AG (a) (m)	11,016
816	UBS AG (m)	14,557

		100,295

	Taiwan — 1.0%
2,205	Hon Hai Precision Industry Co., Ltd., Reg. S, GDR (m)	11,314

	United Kingdom — 21.1%
953	BG Group plc (m)	16,081
417	British American Tobacco plc (m)	23,124
2,312	BT Group plc (m)	9,942
1,833	Centrica plc (m)	10,574
556	GlaxoSmithKline plc (m)	14,347
2,997	HSBC Holdings plc (m)	32,827
655	InterContinental Hotels Group plc (m)	19,357
2,152	Kingfisher plc (m)	10,487
433	Pearson plc (m)	7,869
367	Petrofac Ltd. (m)	7,704
1,016	Prudential plc (m)	17,472
280	Rio Tinto plc (m)	12,860
1,428	Royal Bank of Scotland Group plc (a) (m)	6,814
297	SABMiller plc (m)	16,045
602	Tullow Oil plc (m)	9,391
6,649	Vodafone Group plc (m)	20,287

		235,181

	Total Common Stocks (Cost $915,598)	1,063,658

Preferred Stocks — 1.9%
	Germany — 1.9%
107	Henkel AG & Co. KGaA (m)	10,082
56	Volkswagen AG (m)	11,456

	Total Preferred Stocks (Cost $14,579)	21,538

Short-Term Investment — 2.0%
	Investment Company — 2.0%
21,821	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.050% (b) (l) (m) (Cost $21,821)	21,821

	Total Investments — 99.5% (Cost $951,998)	1,107,017
	Other Assets in Excess of Liabilities — 0.5%	5,608

	NET ASSETS — 100.0%	$1,112,625

Percentages indicated are based on net assets.

Summary of Investments by Industry, April 30, 2013

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Commercial Banks	12.0%
Pharmaceuticals	9.8
Oil, Gas & Consumable Fuels	6.3
Insurance	4.7
Hotels, Restaurants & Leisure	4.1
Tobacco	4.1
Chemicals	4.0
Electrical Equipment	3.4
Food Products	3.2
Automobiles	3.1
Wireless Telecommunication Services	3.1
Electronic Equipment, Instruments & Components	2.7
Real Estate Management & Development	2.6
Semiconductors & Semiconductor Equipment	2.2
Multi-Utilities	2.2
Metals & Mining	2.1
Real Estate Investment Trusts (REITs)	1.9
Beverages	1.9
Specialty Retail	1.7
Auto Components	1.6
Food & Staples Retailing	1.6
Communications Equipment	1.4
Building Products	1.4
Diversified Financial Services	1.3
Capital Markets	1.3
Textiles, Apparel & Luxury Goods	1.2
Industrial Conglomerates	1.2
Household Durables	1.1
Construction Materials	1.1
Professional Services	1.1
Machinery	1.0
Software	1.0
Others (each less than 1.0%)	6.6
Short-Term Investment	2.0

SEE NOTES TO FINANCIAL STATEMENTS.

72	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2013

Forward Foreign Currency Exchange Contracts
CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT 04/30/13		NET UNREALIZED APPRECIATION (DEPRECIATION)
3,677,475	CHF
2,977,375	for EUR	Goldman Sachs International	05/07/13	$3,921	#	$3,955	#	$34
6,214,846	EUR
46,335,593	for DKK	Westpac Banking Corp.	05/07/13	8,186	#	8,185	#	(1)
1,965,615	AUD	Royal Bank of Canada	05/07/13	2,022		2,037		15
2,200,479	AUD	State Street Corp.	05/07/13	2,254		2,280		26
59,232,552	AUD	Union Bank of Switzerland AG	05/07/13	61,371		61,383		12
2,923,320	AUD	Westpac Banking Corp.	05/07/13	3,056		3,029		(27)
4,483,942	AUD	Credit Suisse International	08/02/13	4,606		4,617		11
2,258,370	CAD	BNP Paribas	05/07/13	2,205		2,241		36
2,756,276	CAD	Citibank, N.A.	05/07/13	2,714		2,736		22
1,496,010	CAD	Royal Bank of Canada	05/07/13	1,456		1,485		29
4,761,731	CHF	Credit Suisse International	05/07/13	5,083		5,121		38
16,165,392	CHF	Royal Bank of Canada	05/07/13	17,574		17,387		(187)
3,014,908	CHF	Union Bank of Switzerland AG	05/07/13	3,180		3,243		63
59,066,293	DKK	Royal Bank of Canada	05/07/13	10,752		10,434		(318)
2,828,215	EUR	Barclays Bank plc	05/07/13	3,632		3,725		93
1,649,963	EUR	BNP Paribas	05/07/13	2,153		2,173		20
3,121,251	EUR	Citibank, N.A.	05/07/13	4,038		4,111		73
2,389,770	EUR	Credit Suisse International	05/07/13	3,127		3,147		20
26,594,937	EUR	Goldman Sachs International	05/07/13	34,890		35,025		135
5,842,689	EUR	Royal Bank of Canada	05/07/13	7,607		7,695		88
1,976,394	EUR	Societe Generale	05/07/13	2,542		2,603		61
5,995,631	EUR	State Street Corp.	05/07/13	7,980		7,896		(84)
3,301,790	EUR	Westpac Banking Corp.	05/07/13	4,311		4,348		37
5,419,769	GBP	Citibank, N.A.	05/07/13	8,214		8,418		204
6,887,223	GBP	Goldman Sachs International	05/07/13	10,443		10,698		255
4,377,614	GBP	Royal Bank of Canada	05/07/13	6,658		6,800		142
8,330,519	GBP	State Street Corp.	05/07/13	12,876		12,940		64
4,471,702	GBP	Westpac Banking Corp.	05/07/13	6,789		6,946		157
164,887,430	HKD	Australia and New Zealand Banking Group Limited	05/07/13	21,245		21,249		4
20,816,223	HKD	Barclays Bank plc	05/07/13	2,686		2,683		(3)
16,509,426	HKD	Royal Bank of Canada	05/07/13	2,129		2,127		(2)
14,736,444	HKD	Westpac Banking Corp.	05/07/13	1,901		1,899		(2)
214,837,356	JPY	Barclays Bank plc	05/07/13	2,167		2,204		37
413,455,506	JPY	BNP Paribas	05/07/13	4,201		4,241		40
682,333,688	JPY	Citibank, N.A.	05/07/13	7,188		7,000		(188)
696,348,249	JPY	Goldman Sachs International	05/07/13	7,254		7,143		(111)
677,420,968	JPY	Royal Bank of Canada	05/07/13	7,270		6,949		(321)
1,060,202,410	JPY	State Street Corp.	05/07/13	11,573		10,876		(697)
716,740,029	JPY	Union Bank of Switzerland AG	05/07/13	7,518		7,352		(166)
1,721,111,415	JPY	Westpac Banking Corp.	05/07/13	18,331		17,655		(676)
1,285,868,312	JPY	Credit Suisse International	08/02/13	13,207		13,198		(9)
10,750,182	NOK	Goldman Sachs International	05/07/13	1,927		1,864		(63)
39,518,053	NOK	State Street Corp.	05/07/13	7,183		6,851		(332)
50,268,235	NOK	Westpac Banking Corp.	08/02/13	8,603		8,686		83
4,538,824	NZD	Barclays Bank plc	05/07/13	3,745		3,889		144
2,582,162	NZD	Credit Suisse International	05/07/13	2,117		2,213		96

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2013	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	73

JPMorgan International Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2013 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 04/30/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
9,662,746	SEK	Credit Suisse International	05/07/13	$1,523	$1,491	$(32)
28,165,515	SEK	Merrill Lynch International	05/07/13	4,307	4,345	38
18,563,863	SGD	Credit Suisse International	05/07/13	14,991	15,072	81
3,353,136	SGD	Royal Bank of Canada	05/07/13	2,710	2,722	12
21,916,999	SGD	Merrill Lynch International	08/02/13	17,762	17,795	33
				$415,178	$414,162	$(1,016)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 04/30/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
1,643,407	CAD	Citibank, N.A.	05/07/13	$1,620	$1,631	$(11)
9,934,908	CAD	Royal Bank of Canada	05/07/13	9,956	9,861	95
2,068,647	CAD	Royal Bank of Scotland	05/07/13	2,024	2,052	(28)
2,899,524	CHF	Barclays Bank plc	05/07/13	3,072	3,118	(46)
2,713,444	CHF	Citibank, N.A.	05/07/13	2,912	2,918	(6)
7,936,342	CHF	Goldman Sachs International	05/07/13	8,471	8,536	(65)
5,008,589	CHF	Morgan Stanley	05/07/13	5,290	5,387	(97)
9,061,607	CHF	State Street Corp.	05/07/13	9,721	9,747	(26)
12,730,700	DKK	Union Bank of Switzerland AG	05/07/13	2,221	2,248	(27)
5,047,762	EUR	Barclays Bank plc	05/07/13	6,586	6,648	(62)
1,783,220	EUR	BNP Paribas	05/07/13	2,319	2,348	(29)
9,686,182	EUR	Citibank, N.A.	05/07/13	12,664	12,756	(92)
9,796,052	EUR	Credit Suisse International	05/07/13	12,889	12,902	(13)
13,078,817	EUR	Goldman Sachs International	05/07/13	17,404	17,225	179
4,157,457	EUR	Societe Generale	05/07/13	5,497	5,475	22
9,055,768	EUR	State Street Corp.	05/07/13	11,750	11,927	(177)
4,332,854	EUR	Westpac Banking Corp.	05/07/13	5,724	5,706	18
23,271,666	EUR	Goldman Sachs International	08/02/13	30,442	30,668	(226)
31,025,358	GBP	Australia and New Zealand Banking Group Limited	05/07/13	48,769	48,192	577
6,519,794	GBP	Barclays Bank plc	05/07/13	9,978	10,127	(149)
4,615,928	GBP	Citibank, N.A.	05/07/13	7,095	7,170	(75)
1,313,435	GBP	Credit Suisse International	05/07/13	1,987	2,040	(53)
3,296,869	GBP	Goldman Sachs International	05/07/13	5,116	5,120	(4)
4,663,924	GBP	State Street Corp.	05/07/13	7,166	7,245	(79)
14,961,794	HKD	Barclays Bank plc	05/07/13	1,930	1,928	2
21,287,246	HKD	HSBC Bank, N.A.	05/07/13	2,742	2,743	(1)
20,912,705	HKD	State Street Corp.	05/07/13	2,696	2,695	1
159,787,779	HKD	TD Bank Financial Group	05/07/13	20,616	20,591	25
164,887,430	HKD	Australia and New Zealand Banking Group Limited	08/02/13	21,253	21,258	(5)
1,979,784,937	JPY	Credit Suisse International	05/07/13	20,777	20,309	468
356,584,403	JPY	Goldman Sachs International	05/07/13	3,816	3,658	158
2,771,957,583	JPY	Royal Bank of Canada	05/07/13	28,059	28,435	(376)
454,299,115	JPY	State Street Corp.	05/07/13	4,808	4,660	148
619,823,583	JPY	Union Bank of Switzerland AG	05/07/13	6,323	6,359	(36)
50,268,235	NOK	Westpac Banking Corp.	05/07/13	8,630	8,716	(86)
2,582,162	NZD	Goldman Sachs International	05/07/13	2,133	2,213	(80)
4,538,824	NZD	Westpac Banking Corp.	05/07/13	3,793	3,889	(96)

SEE NOTES TO FINANCIAL STATEMENTS.

74	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2013

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 04/30/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
25,248,261	SEK	Credit Suisse International	05/07/13	$3,979	$3,895	$84
12,580,001	SEK	State Street Corp.	05/07/13	1,955	1,941	14
28,165,515	SEK	Merrill Lynch International	08/02/13	4,299	4,337	(38)
21,916,999	SGD	Merrill Lynch International	05/07/13	17,760	17,794	(34)
				$386,242	$386,468	$(226)

#	For cross-currency exchange contracts, the settlement value is the U.S. Dollar market value at 04/30/13 of the currency being sold, and the value at 04/30/13 is the U.S. dollar market value of the currency being purchased.

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2013	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	75

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2013 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 93.0%
	Australia — 2.7%
1,658	Australia & New Zealand Banking Group Ltd. (m)	54,808
3,215	Goodman Group (m)	17,389

		72,197

	Belgium — 1.5%
273	Solvay S.A. (m)	40,042

	Brazil — 0.5%
1,099	Cia Energetica de Minas Gerais, ADR (m)	14,095

	Canada — 0.5%
728	First Quantum Minerals Ltd. (m)	12,716

	China — 2.4%
32,776	China Construction Bank Corp., Class H (m)	27,509
6,133	China Shenhua Energy Co., Ltd., Class H (m)	21,747
12,418	PetroChina Co., Ltd., Class H (m)	15,828

		65,084

	Denmark — 0.8%
1,110	Danske Bank A/S (a) (m)	21,012

	Finland — 0.7%
942	Ruukki Group OYJ (a) (m)	509
1,622	UPM-Kymmene OYJ (m)	17,073

		17,582

	France — 14.6%
1,388	AXA S.A. (m)	25,996
877	BNP Paribas S.A. (m)	48,898
647	Cie de St-Gobain (m)	25,900
704	Electricite de France S.A. (m)	15,758
507	European Aeronautic Defence and Space Co. N.V. (m)	26,776
684	GDF Suez (m)	14,672
298	Lafarge S.A. (m)	19,313
396	Renault S.A. (m)	27,322
803	Sanofi (m)	86,844
461	Schneider Electric S.A. (m)	35,119
683	Societe Generale S.A. (a) (m)	24,810
325	Sodexo (m)	27,152
786	Suez Environnement Co. (m)	11,274

		389,834

	Germany — 5.8%
403	Allianz SE (m)	59,598
345	BASF SE (m)	32,309
438	Bayer AG (m)	45,740
292	Deutsche Boerse AG (m)	18,259

		155,906

SHARES	SECURITY DESCRIPTION	VALUE($)

	Hong Kong — 2.7%
3,358	China Overseas Land & Investment Ltd. (m)	10,253
3,700	Hutchison Whampoa Ltd. (m)	40,253
2,487	Wharf Holdings Ltd. (m)	22,214

		72,720

	Ireland — 0.4%
615	Experian plc (m)	10,817

	Italy — 3.3%
2,848	Eni S.p.A. (m)	67,972
10,429	Intesa Sanpaolo S.p.A. (m)	18,940

		86,912

	Japan — 23.3%
642	Bridgestone Corp. (m)	24,212
1,183	Daiwa House Industry Co., Ltd. (m)	26,738
6,879	Hitachi Ltd. (m)	43,963
1,181	Honda Motor Co., Ltd. (m)	47,129
869	Japan Tobacco, Inc. (m)	32,838
858	Kirin Holdings Co., Ltd. (m)	15,014
2,096	Marubeni Corp. (m)	15,046
3,385	Mitsubishi Heavy Industries Ltd. (m)	23,343
7,423	Mitsubishi UFJ Financial Group, Inc. (m)	50,361
1,124	Mitsui Fudosan Co., Ltd. (m)	38,253
4,341	Mitsui OSK Lines Ltd. (a) (m)	18,077
372	Nippon Telegraph & Telephone Corp. (m)	18,475
1,631	Nissan Motor Co., Ltd. (m)	17,014
365	Nitto Denko Corp. (m)	23,961
2,387	ORIX Corp. (m)	36,624
624	Otsuka Holdings Co., Ltd. (m)	22,492
1,458	Ricoh Co., Ltd. (m)	16,223
907	Seven & I Holdings Co., Ltd. (m)	34,881
1,519	Sumitomo Corp. (m)	19,013
1,641	Sumitomo Electric Industries Ltd. (m)	21,820
1,182	Sumitomo Mitsui Financial Group, Inc. (m)	55,880
1,039	Yamato Holdings Co., Ltd. (m)	20,050

		621,407

	Netherlands — 5.4%
342	ASML Holding N.V. (m)	25,456
2,530	ING Groep N.V., CVA (a) (m)	20,841
2,362	Royal Dutch Shell plc, Class A (m)	80,424
403	Unilever N.V., CVA (m)	17,160

		143,881

	Norway — 1.2%
1,416	Telenor ASA (m)	31,909

SEE NOTES TO FINANCIAL STATEMENTS.

76	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2013

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Russia — 0.7%
1,430	Sberbank of Russia, ADR (m)	18,452

	South Africa — 0.3%
2,189	African Bank Investments Ltd. (m)	6,956

	South Korea — 0.7%
14	Samsung Electronics Co., Ltd. (m)	19,621

	Spain — 3.2%
4,508	Iberdrola S.A. (m)	24,240
1,449	Repsol S.A. (m)	33,965
1,801	Telefonica S.A. (m)	26,371

		84,576

	Sweden — 1.6%
1,007	Nordea Bank AB (m)	12,117
2,568	Telefonaktiebolaget LM Ericsson, Class B (m)	31,941

		44,058

	Switzerland — 5.2%
933	Credit Suisse Group AG (a) (m)	25,918
723	Novartis AG (m)	53,546
106	Roche Holding AG (m)	26,616
400	Swiss Re AG (a) (m)	31,801

		137,881

	United Kingdom — 15.5%
9,026	Barclays plc (m)	40,280
193	British American Tobacco plc (m)	10,715
4,380	Centrica plc (m)	25,262
8,963	HSBC Holdings plc (m)	98,163
1,067	InterContinental Hotels Group plc (m)	31,540
4,958	Kingfisher plc (m)	24,160
909	Pearson plc (m)	16,530
2,402	Prudential plc (m)	41,301
333	Rio Tinto plc (m)	15,282
533	SABMiller plc (m)	28,745
1,011	Tullow Oil plc (m)	15,765
21,832	Vodafone Group plc (m)	66,616

		414,359

	Total Common Stocks (Cost $1,981,118)	2,482,017

Preferred Stock — 1.3%
	Germany — 1.3%
175	Volkswagen AG (m) (Cost $21,173)	35,587

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 1.4%
	Investment Company — 1.4%
36,701	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.050% (b) (l) (m) (Cost $36,701)	36,701

	Total Investments — 95.7% (Cost $2,038,992)	2,554,305
	Other Assets in Excess of Liabilities — 4.3%	114,513

	NET ASSETS — 100.0%	$2,668,818

Percentages indicated are based on net assets.

Summary of Investments by Industry, April 30, 2013

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Commercial Banks	18.4%
Oil, Gas & Consumable Fuels	9.2
Pharmaceuticals	9.2
Insurance	6.2
Automobiles	5.0
Real Estate Management & Development	3.8
Chemicals	3.8
Diversified Financial Services	3.2
Diversified Telecommunication Services	3.0
Wireless Telecommunication Services	2.6
Hotels, Restaurants & Leisure	2.3
Electrical Equipment	2.2
Electric Utilities	2.1
Multi-Utilities	2.0
Semiconductors & Semiconductor Equipment	1.8
Electronic Equipment, Instruments & Components	1.7
Beverages	1.7
Tobacco	1.7
Industrial Conglomerates	1.6
Food & Staples Retailing	1.4
Trading Companies & Distributors	1.3
Communications Equipment	1.3
Metals & Mining	1.1
Aerospace & Defense	1.0
Capital Markets	1.0
Building Products	1.0
Others (each less than 1.0%)	9.0
Short-Term Investment	1.4

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2013	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	77

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2013 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 04/30/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
92	TOPIX Index	06/13/13	$11,013	$192
51	SPI 200 Index	06/20/13	6,831	167
615	Dow Jones Euro STOXX 50 Index	06/21/13	21,617	656
131	FTSE 100 Index	06/21/13	12,990	154

				$1,169

Forward Foreign Currency Exchange Contracts
CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT 04/30/13		NET UNREALIZED APPRECIATION (DEPRECIATION)
7,145,029	CHF
724,353,037	for JPY	Westpac Banking Corp.	05/23/13	$7,431	#	$7,686	#	$255
6,476,556	EUR
837,300,757	for JPY	BNP Paribas	05/23/13	8,590	#	8,531	#	(59)
5,458,701	GBP
823,692,871	for JPY	Credit Suisse International	05/23/13	8,450	#	8,478	#	28
171,364,368	AUD	Merrill Lynch International	05/23/13	175,609		177,355		1,746
6,787,749	AUD	State Street Corp.	05/23/13	6,914		7,025		111
8,018,667	AUD	Westpac Banking Corp.	05/23/13	8,186		8,299		113
23,581,701	CHF	Barclays Bank plc	05/23/13	25,368		25,367		(1)
6,361,220	CHF	Credit Suisse International	05/23/13	6,768		6,843		75
19,097,709	CHF	Deutsche Bank AG	05/23/13	20,659		20,544		(115)
48,854,224	EUR	Barclays Bank plc	05/23/13	63,876		64,347		471
26,244,117	EUR	BNP Paribas	05/23/13	34,321		34,567		246
6,476,582	EUR	Credit Suisse International	05/23/13	8,376		8,530		154
28,368,118	EUR	Goldman Sachs International	05/23/13	36,910		37,364		454
4,153,959	EUR	HSBC Bank, N.A.	05/23/13	5,438		5,471		33
10,045,728	EUR	Morgan Stanley	05/23/13	12,964		13,232		268
5,802,412	EUR	Societe Generale	05/23/13	7,463		7,643		180
18,636,679	GBP	Barclays Bank plc	05/23/13	28,608		28,945		337
18,105,691	GBP	BNP Paribas	05/23/13	27,814		28,120		306
4,622,562	GBP	Citibank, N.A.	05/23/13	7,069		7,179		110
15,675,589	GBP	Credit Suisse International	05/23/13	23,808		24,346		538
24,169,361	GBP	Goldman Sachs International	05/23/13	36,642		37,538		896
3,566,883	GBP	Royal Bank of Canada	05/23/13	5,408		5,540		132
4,267,872	GBP	State Street Corp.	05/23/13	6,615		6,629		14
5,542,981	GBP	Union Bank of Switzerland AG	05/23/13	8,389		8,609		220
62,589,881	HKD	Barclays Bank plc	05/23/13	8,063		8,066		3
43,301,586	HKD	Deutsche Bank AG	05/23/13	5,580		5,581		1
3,469,986,348	JPY	Barclays Bank plc	05/23/13	35,013		35,599		586
1,996,538,576	JPY	BNP Paribas	05/23/13	20,423		20,483		60
1,005,087,778	JPY	Citibank, N.A.	05/23/13	10,464		10,311		(153)
2,327,993,975	JPY	Credit Suisse International	05/23/13	24,028		23,883		(145)
587,752,919	JPY	Goldman Sachs International	05/23/13	6,026		6,030		4
1,051,666,644	JPY	Morgan Stanley	05/23/13	10,990		10,789		(201)
2,423,766,449	JPY	National Australia Bank	05/23/13	24,331		24,865		534

SEE NOTES TO FINANCIAL STATEMENTS.

78	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2013

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 04/30/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
649,009,709	JPY	State Street Corp.	05/23/13	$6,662	$6,658	$(4)
2,127,727,330	JPY	Westpac Banking Corp.	05/23/13	22,481	21,828	(653)
33,630,243	NOK	Goldman Sachs International	05/23/13	5,961	5,827	(134)
4,348,862	NZD	Westpac Banking Corp.	05/23/13	3,635	3,722	87
51,180,705	SEK	Barclays Bank plc	05/23/13	7,763	7,893	130
48,591,907	SEK	Morgan Stanley	05/23/13	7,635	7,494	(141)
130,160,088	SEK	Westpac Banking Corp.	05/23/13	20,401	20,074	(327)
60,498,296	SGD	Westpac Banking Corp.	05/23/13	48,905	49,118	213
				$850,037	$856,409	$6,372

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 04/30/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
11,883,065	CAD	Deutsche Bank AG	05/23/13	$11,600	$11,789	$(189)
23,357,846	CHF	Goldman Sachs International	05/23/13	24,765	25,126	(361)
13,326,438	CHF	HSBC Bank, N.A.	05/23/13	14,155	14,336	(181)
8,107,945	CHF	Morgan Stanley	05/23/13	8,565	8,722	(157)
8,410,208	CHF	Westpac Banking Corp.	05/23/13	8,915	9,047	(132)
30,234,501	EUR	BNP Paribas	05/23/13	39,642	39,822	(180)
9,827,355	EUR	Credit Suisse International	05/23/13	12,713	12,943	(230)
71,635,816	EUR	Deutsche Bank AG	05/23/13	95,141	94,353	788
42,157,098	EUR	Goldman Sachs International	05/23/13	54,847	55,527	(680)
27,157,095	EUR	Union Bank of Switzerland AG	05/23/13	35,343	35,770	(427)
15,552,355	EUR	Westpac Banking Corp.	05/23/13	20,751	20,485	266
8,022,123	GBP	Credit Suisse International	05/23/13	12,189	12,460	(271)
32,839,378	GBP	Deutsche Bank AG	05/23/13	50,636	51,003	(367)
23,722,885	GBP	Goldman Sachs International	05/23/13	36,109	36,845	(736)
6,446,092	GBP	Morgan Stanley	05/23/13	9,817	10,011	(194)
4,203,817	GBP	Westpac Banking Corp.	05/23/13	6,528	6,529	(1)
479,705,580	HKD	Goldman Sachs International	05/23/13	61,868	61,824	44
1,469,267,758	JPY	Barclays Bank plc	05/23/13	15,515	15,073	442
2,703,750,407	JPY	BNP Paribas	05/23/13	27,221	27,738	(517)
9,264,440,299	JPY	Goldman Sachs International	05/23/13	97,244	95,044	2,200
1,370,339,052	JPY	HSBC Bank, N.A.	05/23/13	14,671	14,058	613
3,997,119,450	JPY	State Street Corp.	05/23/13	41,123	41,007	116
621,487,613	JPY	Union Bank of Switzerland AG	05/23/13	6,471	6,376	95
4,348,862	NZD	Goldman Sachs International	05/23/13	3,588	3,721	(133)
				$709,417	$709,609	$(192)

#	For cross-currency exchange contracts, the settlement value is the U.S. Dollar market value at 04/30/13 of the currency being sold, and the value at 04/30/13 is the U.S. dollar market value of the currency being purchased.

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2013	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	79

JPMorgan Intrepid International Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2013 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 96.4%
	Australia — 6.5%
157	Australia & New Zealand Banking Group Ltd. (m)	5,203
196	BHP Billiton Ltd. (m)	6,576
38	Commonwealth Bank of Australia (m)	2,900
35	Flight Centre Ltd. (m)	1,372
41	Macquarie Group Ltd. (m)	1,668
356	Myer Holdings Ltd. (m)	1,185
131	Suncorp Group Ltd. (m)	1,770
53	Wesfarmers Ltd. (m)	2,364
138	Westfield Group (m)	1,672
160	Westpac Banking Corp. (m)	5,624

		30,334

	Austria — 0.3%
22	Andritz AG (m)	1,432

	Belgium — 1.1%
31	Anheuser-Busch InBev N.V. (m)	2,942
25	Delhaize Group S.A. (m)	1,536
6	Solvay S.A. (m)	905

		5,383

	Bermuda — 0.3%
23	Signet Jewelers Ltd. (m)	1,553

	Brazil — 0.5%
80	Cia Energetica de Minas Gerais, ADR (m)	1,032
44	Cielo S.A. (m)	1,148

		2,180

	China — 1.9%
328	Anhui Conch Cement Co., Ltd., Class H (m)	1,191
2,125	China Construction Bank Corp., Class H (m)	1,784
1,043	China Minsheng Banking Corp., Ltd., Class H (m)	1,341
346	China Shenhua Energy Co., Ltd., Class H (m)	1,225
2,611	Industrial & Commercial Bank of China Ltd., Class H (m)	1,840
275	Sands China Ltd. (m)	1,447

		8,828

	Denmark — 0.5%
14	Novo Nordisk A/S, Class B (m)	2,471

	Finland — 0.2%
24	Metso OYJ (m)	978

	France — 8.5%
39	Accor S.A. (m)	1,296
227	AXA S.A. (m)	4,246
68	BNP Paribas S.A. (m)	3,815
37	Cap Gemini S.A. (m)	1,714
28	Lafarge S.A. (m)	1,820

SHARES	SECURITY DESCRIPTION	VALUE($)

	France — Continued
12	Pernod-Ricard S.A. (m)	1,460
9	PPR (m)	1,972
17	Renault S.A. (m)	1,174
72	Rexel S.A. (m)	1,589
64	Sanofi (m)	6,964
29	Schneider Electric S.A. (m)	2,188
35	Societe Generale S.A. (a) (m)	1,262
35	Teleperformance (m)	1,531
108	Total S.A. (m)	5,416
31	Vinci S.A. (m)	1,483
13	Zodiac Aerospace (m)	1,679

		39,609

	Germany — 8.0%
30	Allianz SE (m)	4,416
52	BASF SE (m)	4,822
59	Bayer AG (m)	6,135
20	Bayerische Motoren Werke AG (m)	1,847
15	Bilfinger Berger SE (m)	1,495
10	Continental AG (a) (m)	1,226
60	Deutsche Bank AG (m)	2,757
75	Deutsche Post AG (m)	1,792
63	Freenet AG (m)	1,559
11	Fresenius SE & Co. KGaA (m)	1,357
9	Linde AG (m)	1,653
48	SAP AG (m)	3,812
17	Siemens AG (m)	1,775
36	Stada Arzneimittel AG (m)	1,472
30	Suedzucker AG (m)	1,201

		37,319

	Hong Kong — 2.0%
115	Cheung Kong Holdings Ltd. (m)	1,736
396	China Overseas Land & Investment Ltd. (m)	1,209
357	Hang Lung Properties Ltd. (m)	1,390
165	Hutchison Whampoa Ltd. (m)	1,795
121	Swire Pacific Ltd., Class A (m)	1,533
183	Wharf Holdings Ltd. (m)	1,630

		9,293

	India — 1.1%
48	Axis Bank Ltd. (m)	1,327
27	HDFC Bank Ltd., ADR (m)	1,161
26	ICICI Bank Ltd., ADR (m)	1,222
143	Yes Bank Ltd. (m)	1,368

		5,078

SEE NOTES TO FINANCIAL STATEMENTS.

80	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2013

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Indonesia — 0.3%
1,453	Bank Rakyat Indonesia Persero Tbk PT (m)	1,407

	Ireland — 0.9%
110	Glanbia plc (m)	1,474
29	Ryanair Holdings plc, ADR (m)	1,241
94	Smurfit Kappa Group plc (m)	1,402

		4,117

	Italy — 1.5%
57	Azimut Holding S.p.A. (m)	1,062
143	Eni S.p.A. (m)	3,405
261	Snam S.p.A. (m)	1,286
8	Tod’s S.p.A. (m)	1,114

		6,867

	Japan — 20.5%
271	77 Bank Ltd. (The) (m)	1,609
107	Anritsu Corp. (m)	1,600
59	Asahi Group Holdings Ltd. (m)	1,462
34	Astellas Pharma, Inc. (m)	1,999
64	Bridgestone Corp. (m)	2,419
29	Canon, Inc. (m)	1,057
65	Century Tokyo Leasing Corp. (m)	1,910
203	Chiba Bank Ltd. (The) (m)	1,576
177	Daicel Corp. (m)	1,429
70	Daihatsu Motor Co., Ltd. (m)	1,389
38	Daikin Industries Ltd. (m)	1,526
90	Daiwa House Industry Co., Ltd. (m)	2,034
26	East Japan Railway Co. (m)	2,170
301	Fukuoka Financial Group, Inc. (m)	1,540
37	HIS Co., Ltd. (m)	1,583
277	Hitachi Ltd. (m)	1,770
88	Honda Motor Co., Ltd. (m)	3,511
232	Isuzu Motors Ltd. (m)	1,546
150	ITOCHU Corp. (m)	1,854
64	Japan Tobacco, Inc. (m)	2,412
222	JX Holdings, Inc. (m)	1,204
42	KDDI Corp. (m)	2,024
85	Komatsu Ltd. (m)	2,321
145	Kubota Corp. (m)	2,083
32	Makita Corp. (m)	1,940
245	Marubeni Corp. (m)	1,759
111	Medipal Holdings Corp. (m)	1,745
74	Mitsubishi Corp. (m)	1,339
748	Mitsubishi UFJ Financial Group, Inc. (m)	5,076
60	Mitsui & Co., Ltd. (m)	829
58	Mitsui Fudosan Co., Ltd. (m)	1,974

SHARES	SECURITY DESCRIPTION	VALUE($)

	Japan — Continued
19	Murata Manufacturing Co., Ltd. (m)	1,523
33	Nippon Telegraph & Telephone Corp. (m)	1,651
168	Nissan Motor Co., Ltd. (m)	1,751
22	Nitto Denko Corp. (m)	1,445
148	ORIX Corp. (m)	2,269
152	Sekisui Chemical Co., Ltd. (m)	1,914
41	Seven & I Holdings Co., Ltd. (m)	1,573
31	Shin-Etsu Chemical Co., Ltd. (m)	2,076
53	Softbank Corp. (m)	2,638
95	Sony Corp. (m)	1,558
34	Sugi Holdings Co., Ltd. (m)	1,297
116	Sumitomo Corp. (m)	1,450
67	Sumitomo Mitsui Financial Group, Inc. (m)	3,181
230	Sumitomo Mitsui Trust Holdings, Inc. (m)	1,156
89	Sumitomo Rubber Industries Ltd. (m)	1,651
165	Tokyo Gas Co., Ltd. (m)	942
59	Toyoda Gosei Co., Ltd. (m)	1,518
107	Toyota Motor Corp. (m)	6,210
33	West Japan Railway Co. (m)	1,597

		96,090

	Netherlands — 5.0%
290	Aegon N.V. (m)	1,939
23	ASML Holding N.V. (m)	1,695
210	ING Groep N.V., CVA (a) (m)	1,729
21	Koninklijke DSM N.V. (m)	1,366
63	Koninklijke Philips Electronics N.V. (m)	1,755
17	Nutreco N.V. (m)	1,631
263	Royal Dutch Shell plc, Class B (m)	9,223
99	Unilever N.V., CVA (m)	4,233

		23,571

	Norway — 1.1%
126	DNB ASA (a) (m)	2,061
75	Petroleum Geo-Services ASA (m)	1,108
83	Telenor ASA (m)	1,866

		5,035

	Russia — 0.2%
90	Sberbank of Russia, ADR (m)	1,158

	Singapore — 0.2%
128	Keppel Corp., Ltd. (m)	1,117
26	Keppel REIT (m)	31

		1,148

	South Korea — 0.8%
4	Hyundai Mobis (m)	824

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2013	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	81

JPMorgan Intrepid International Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	South Korea — Continued
8	Hyundai Motor Co. (m)	1,405
1	Samsung Electronics Co., Ltd. (m)	1,638

		3,867

	Spain — 1.9%
53	Amadeus IT Holding S.A., Class A (m)	1,557
277	Banco Bilbao Vizcaya Argentaria S.A. (m)	2,695
66	Endesa S.A. (m)	1,495
88	Ferrovial S.A. (m)	1,463
79	Gas Natural SDG S.A. (m)	1,644

		8,854

	Sweden — 2.0%
36	Electrolux AB, Series B, (m)	1,019
62	NCC AB, Class B (m)	1,480
36	Svenska Cellulosa AB, Class B (m)	937
47	Svenska Handelsbanken AB, Class A (m)	2,165
173	Telefonaktiebolaget LM Ericsson, Class B (m)	2,146
113	Trelleborg AB, Class B (m)	1,683

		9,430

	Switzerland — 11.7%
114	ABB Ltd. (a) (m)	2,584
25	Actelion Ltd. (a) (m)	1,557
32	Cie Financiere Richemont S.A., Class A (m)	2,581
145	Credit Suisse Group AG (a) (m)	4,019
365	Ferrexpo plc (m)	1,019
2	Galenica AG (m)	1,155
88	GAM Holding AG (a) (m)	1,559
359	Glencore International plc (m)	1,773
19	Holcim Ltd. (a) (m)	1,503
24	Lonza Group AG (a) (m)	1,649
118	Nestle S.A. (m)	8,410
106	Novartis AG (m)	7,851
128	OC Oerlikon Corp. AG (a) (m)	1,478
35	Roche Holding AG (m)	8,722
3	Swatch Group AG (The) (m)	1,757
153	UBS AG (m)	2,737
150	Xstrata plc (m)	2,261
8	Zurich Insurance Group AG (a) (m)	2,112

		54,727

	Taiwan — 0.3%
73	Taiwan Semiconductor Manufacturing Co., Ltd., ADR (m)	1,395

	United Kingdom — 19.1%
235	Aberdeen Asset Management plc (m)	1,643

SHARES	SECURITY DESCRIPTION	VALUE($)

	United Kingdom — Continued
51	Aggreko plc (m)	1,420
133	ARM Holdings plc (m)	2,073
60	Associated British Foods plc (m)	1,798
750	Barclays plc (m)	3,346
179	BG Group plc (m)	3,026
20	BHP Billiton plc (m)	566
436	BP plc (m)	3,162
92	British American Tobacco plc (m)	5,073
159	British Land Co. plc (m)	1,469
403	BT Group plc (m)	1,735
190	BTG plc (a) (m)	1,022
59	Burberry Group plc (m)	1,217
270	Centrica plc (m)	1,558
120	Daily Mail & General Trust plc, Class A (m)	1,288
78	Diageo plc (m)	2,385
97	easyJet plc (m)	1,689
173	GlaxoSmithKline plc (m)	4,476
312	Home Retail Group plc (m)	756
661	HSBC Holdings plc (m)	7,238
207	Inchcape plc (m)	1,617
38	InterContinental Hotels Group plc (m)	1,120
805	ITV plc (m)	1,575
242	J Sainsbury plc (m)	1,431
621	Legal & General Group plc (m)	1,639
209	Meggitt plc (m)	1,520
220	Persimmon plc (m)	1,982
208	Prudential plc (m)	3,576
111	Rio Tinto plc (m)	5,104
34	SABMiller plc (m)	1,837
29	Spectris plc (m)	958
208	Standard Chartered plc (m)	5,235
1,140	Taylor Wimpey plc (m)	1,649
385	Tesco plc (m)	2,189
70	Travis Perkins plc (m)	1,565
2,637	Vodafone Group plc (m)	8,047
98	WPP plc (m)	1,622

		89,606

	Total Common Stocks (Cost $357,145)	451,730

Preferred Stocks — 1.2%
	Germany — 0.9%
19	Henkel AG & Co. KGaA (m)	1,815
13	Volkswagen AG (m)	2,546

		4,361

SEE NOTES TO FINANCIAL STATEMENTS.

82	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2013

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Italy — 0.3%
1,830	Telecom Italia S.p.A. (m)	1,271

	Total Preferred Stocks (Cost $4,583)	5,632

Short-Term Investment — 2.4%
	Investment Company — 2.4%
11,138	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.050% (b) (l) (m) (Cost $11,138)	11,138

	Total Investments — 100.0% (Cost $372,866)	468,500
	Other Assets in Excess of Liabilities — 0.0% (g)	38

	NET ASSETS — 100.0%	$468,538

Percentages indicated are based on net assets.

Summary of Investments by Industry, April 30, 2013

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Commercial Banks	14.6%
Pharmaceuticals	9.0
Oil, Gas & Consumable Fuels	5.7
Automobiles	4.6
Insurance	4.2
Food Products	4.0
Metals & Mining	3.7
Capital Markets	3.3
Wireless Telecommunication Services	3.0
Chemicals	2.9
Machinery	2.5
Real Estate Management & Development	2.5
Food & Staples Retailing	2.2
Trading Companies & Distributors	2.2
Beverages	2.2
Household Durables	1.7
Auto Components	1.6
Tobacco	1.6
Hotels, Restaurants & Leisure	1.5
Semiconductors & Semiconductor Equipment	1.5
Textiles, Apparel & Luxury Goods	1.4
Diversified Telecommunication Services	1.4
Industrial Conglomerates	1.4
Diversified Financial Services	1.3
Electronic Equipment, Instruments & Components	1.2
Electrical Equipment	1.0
Construction Materials	1.0
Media	1.0
Others (each less than 1.0%)	13.4
Short-Term Investment	2.4

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2013	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	83

J.P. Morgan International Equity Funds

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2013 (Unaudited)

ADR	— American Depositary Receipt
AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
CVA	— Dutch Certification
DKK	— Danish Krone
EAFE	— Europe, Australasia, and Far East
EUR	— Euro
FDR	— Fiduciary Depositary Receipt
GBP	— British Pound
GDR	— Global Depositary Receipt
HKD	— Hong Kong Dollar
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
NVDR	— Non Voting Depository Receipt
Reg. S

—  Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

REIT	— Real Estate Investment Trust
SBI	— Shares Beneficial Interest
SDR	— Swedish Depositary Receipt
SEK	— Swedish Krona
SGD	— Singapore Dollar
THB	— Thai Baht

(a)	— Non-income producing security.
(b)	— Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	— Amount rounds to less than 0.1%.
(h)	— Amount rounds to less than one thousand (shares or dollars).
(i)	— Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	— The rate shown is the current yield as of April 30, 2013.
(m)

—  All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and forward foreign currency exchange contracts.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments as described in Note 2.A of the notes to financial statements are as follows (amounts in thousands):

Fund	Value	Percentage
Emerging Economies Fund	$559,902	78.1%
Emerging Markets Equity Fund	2,146,543	70.3
Global Equity Income Fund	45,292	65.1
Global Opportunities Fund	2,463	46.1
Global Research Enhanced Index Fund	720,866	91.1
International Equity Fund	1,365,602	93.3
International Equity Index Fund	453,326	94.6
International Opportunities Fund	1,074,700	97.1
International Value Fund	2,490,794	97.5
Intrepid International Fund	449,994	96.0

SEE NOTES TO FINANCIAL STATEMENTS.

84	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2013

THIS PAGE IS INTENTIONALLY LEFT BLANK

APRIL 30, 2013	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	85

STATEMENTS OF ASSETS AND LIABILITIES

AS OF APRIL 30, 2013 (Unaudited)

(Amounts in thousands)

	Emerging Economies Fund		Emerging Markets Equity Fund	Global Equity Income Fund		Global Opportunities Fund
ASSETS:
Investments in non-affiliates, at value	$703,696		$2,973,390	$68,413		$5,338
Investments in affiliates, at value	13,651		81,355	1,202		—

Total investment securities, at value	717,347		3,054,745	69,615		5,338
Cash	143		357	673		90
Foreign currency, at value	5,008		2,026	40		11
Receivables:
Investment securities sold	1,354		1,382	1,093		25
Fund shares sold	488		10,100	385		—	(a)
Dividends from non-affiliates	1,748		8,683	188		12
Dividends from affiliates	—	(a)	3	—	(a)	—
Tax reclaims	—		—	64		3
Variation margin on futures contracts	—		—	—	(a)	—
Unrealized appreciation on forward foreign currency exchange contracts	—		—	107		12
Due from Advisor	—		—	—		9
Prepaid expenses	12		—	5		14

Total Assets	726,100		3,077,296	72,170		5,514

LIABILITIES:
Payables:
Distributions	—		—	116		—
Investment securities purchased	2,405		4,731	1,162		—
Fund shares redeemed	952		3,009	36		5
Unrealized depreciation on forward foreign currency exchange contracts	—		—	327		10
Accrued liabilities:
Investment advisory fees	570		2,406	13		—
Administration fees	26		203	—		—
Shareholder servicing fees	37		502	11		1
Distribution fees	13		105	6		1
Custodian and accounting fees	68		420	24		18
Trustees’ and Chief Compliance Officer’s fees	—	(a)	2	—	(a)	—	(a)
Deferred India capital gains tax	31		1,146	—		—
Audit fees	34		37	42		31
Other	41		549	3		2

Total Liabilities	4,177		13,110	1,740		68

Net Assets	$721,923		$3,064,186	$70,430		$5,446

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

86	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2013

	Emerging Economies Fund	Emerging Markets Equity Fund	Global Equity Income Fund	Global Opportunities Fund
NET ASSETS:
Paid-in-Capital	$731,336	$2,597,820	$62,097	$5,534
Accumulated undistributed (distributions in excess of) net investment income	1,141	3,610	81	23
Accumulated net realized gains (losses)	(58,539)	(99,694)	(40)	(1,107)
Net unrealized appreciation (depreciation)	47,985	562,450	8,292	996

Total Net Assets	$721,923	$3,064,186	$70,430	$5,446

Net Assets:
Class A	$56,338	$363,124	$28,771	$1,664
Class B	—	5,267	—	—
Class C	3,955	52,404	955	453
Class R2	—	—	525	64
Class R5	491,670	—	531	114
Class R6	—	—	—	65
Institutional Class	—	880,331	—	—
Select Class	169,960	1,763,060	39,648	3,086

Total	$721,923	$3,064,186	$70,430	$5,446

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	4,083	15,430	1,813	111
Class B	—	228	—	—
Class C	290	2,285	60	30
Class R2	—	—	33	4
Class R5	35,510	—	33	7
Class R6	—	—	—	4
Institutional Class	—	36,394	—	—
Select Class	12,302	73,661	2,493	205

Net Asset Value (a):
Class A — Redemption price per share	$13.80	$23.53	$15.87	$15.06
Class B — Offering price per share (b)	—	23.10	—	—
Class C — Offering price per share (b)	13.63	22.94	15.84	15.01
Class R2 — Offering and redemption price per share	—	—	15.87	14.94
Class R5 — Offering and redemption price per share	13.85	—	15.92	15.06
Class R6 — Offering and redemption price per share	—	—	—	15.05
Institutional Class — Offering and redemption price per share	—	24.19	—	—
Select Class — Offering and redemption price per share	13.82	23.93	15.90	15.06
Class A maximum sales charge	5.25%	5.25%	5.25%	5.25%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$14.56	$24.83	$16.75	$15.89

Cost of investments in non-affiliates	$655,710	$2,409,838	$59,904	$4,344
Cost of investments in affiliates	13,651	81,355	1,202	—
Cost of foreign currency	4,997	1,970	40	11

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class B and Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2013	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	87

STATEMENTS OF ASSETS AND LIABILITIES

AS OF APRIL 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

	Global Research Enhanced Index Fund		International Equity Fund	International Equity Index Fund
ASSETS:
Investments in non-affiliates, at value	$726,045		$1,403,014	$478,586
Investments in affiliates, at value	65,501		61,159	550

Total investment securities, at value	791,546		1,464,173	479,136
Cash	61,184		63	629
Foreign currency, at value	552		19	2,077
Deposits at broker for futures collateral	3,083		—	—
Receivables:
Investment securities sold	331		60	345
Fund shares sold	14,883		682	274
Dividends from non-affiliates	417		6,761	1,488
Dividends from affiliates	1		2	—	(a)
Tax reclaims	39		1,409	489
Variation margin on futures contracts	95		—	—
Deferred offering costs	43		—	—

Total Assets	872,174		1,473,169	484,438

LIABILITIES:
Payables:
Investment securities purchased	98,519		—	3
Fund shares redeemed	164		278	390
Accrued liabilities:
Investment advisory fees	49		842	33
Administration fees	23		—	—	(a)
Shareholder servicing fees	1		86	—	(a)
Distribution fees	—	(a)	41	34
Custodian and accounting fees	6		80	92
Trustees’ and Chief Compliance Officer’s fees	—	(a)	—	—	(a)
Transfer agent fees	1		83	88
Other	42		57	14

Total Liabilities	98,805		1,467	654

Net Assets	$773,369		$1,471,702	$483,784

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

88	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2013

	Global Research Enhanced Index Fund	International Equity Fund	International Equity Index Fund
NET ASSETS:
Paid-in-Capital	$750,872	$1,204,253	$298,144
Accumulated undistributed (distributions in excess of) net investment income	735	7,539	297
Accumulated net realized gains (losses)	230	(44,736)	(24,064)
Net unrealized appreciation (depreciation)	21,532	304,646	209,407

Total Net Assets	$773,369	$1,471,702	$483,784

Net Assets:
Class A	$53	$138,063	$103,854
Class B	—	1,940	2,880
Class C	53	20,506	19,448
Class R2	53	618	1,353
Class R5	—	92,045	—
Class R6	—	962,264	—
Select Class	773,210	256,266	356,249

Total	$773,369	$1,471,702	$483,784

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	3	9,234	5,355
Class B	—	134	160
Class C	3	1,435	1,034
Class R2	3	42	71
Class R5	—	6,079	—
Class R6	—	63,568	—
Select Class	48,954	16,927	18,254

Net Asset Value (a):
Class A — Redemption price per share	$15.79	$14.95	$19.40
Class B — Offering price per share (b)	—	14.46	17.95
Class C — Offering price per share (b)	15.77	14.29	18.81
Class R2 — Offering and redemption price per share	15.78	14.91	19.15
Class R5 — Offering and redemption price per share	—	15.14	—
Class R6 — Offering and redemption price per share	—	15.14	—
Select Class — Offering and redemption price per share	15.79	15.14	19.52
Class A maximum sales charge	5.25%	5.25%	5.25%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$16.66	$15.78	$20.47

Cost of investments in non-affiliates	$704,299	$1,098,383	$269,224
Cost of investments in affiliates	65,501	61,159	550
Cost of foreign currency	548	18	2,024

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class B and Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2013	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	89

STATEMENTS OF ASSETS AND LIABILITIES

AS OF APRIL 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

	International Opportunities Fund	International Value Fund	Intrepid International Fund
ASSETS:
Investments in non-affiliates, at value	$1,085,196	$2,517,604	$457,362
Investments in affiliates, at value	21,821	36,701	11,138

Total investment securities, at value	1,107,017	2,554,305	468,500
Cash	1,017	65	134
Foreign currency, at value	1,492	1,347	373
Deposits at broker for futures contracts	—	1,661	—
Receivables:
Investment securities sold	—	101,014	1,764
Fund shares sold	391	11,306	96
Dividends from non-affiliates	4,512	11,855	1,772
Dividends from affiliates	1	2	—	(a)
Tax reclaims	975	1,766	468
Variation margin on futures contracts	—	302	—
Unrealized appreciation on forward foreign currency exchange contracts	3,994	12,869	—

Total Assets	1,119,399	2,696,492	473,107

LIABILITIES:
Payables:
Investment securities purchased	1	13,439	3,813
Fund shares redeemed	761	4,749	338
Unrealized depreciation on forward foreign currency exchange contracts	5,236	6,689	—
Accrued liabilities:
Investment advisory fees	518	1,371	311
Administration fees	73	194	12
Shareholder servicing fees	31	469	11
Distribution fees	19	42	9
Custodian and accounting fees	71	160	42
Trustees’ and Chief Compliance Officer’s fees	1	4	1
Other	63	557	32

Total Liabilities	6,774	27,674	4,569

Net Assets	$1,112,625	$2,668,818	$468,538

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

90	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2013

	International Opportunities Fund	International Value Fund	Intrepid International Fund
NET ASSETS:
Paid-in-Capital	$1,035,819	$2,715,915	$940,705
Accumulated undistributed (distributions in excess of) net investment income	11,016	15,044	2,798
Accumulated net realized gains (losses)	(88,015)	(584,578)	(570,585)
Net unrealized appreciation (depreciation)	153,805	522,437	95,620

Total Net Assets	$1,112,625	$2,668,818	$468,538

Net Assets:
Class A	$95,653	$158,423	$43,574
Class B	419	2,908	—
Class C	657	16,772	1,065
Class R2	—	1,069	90
Class R6	921,486	49,021	—
Institutional Class	55,254	838,809	412,383
Select Class	39,156	1,601,816	11,426

Total	$1,112,625	$2,668,818	$468,538

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	6,845	11,458	2,408
Class B	30	212	—
Class C	48	1,244	58
Class R2	—	78	5
Class R6	64,755	3,492	—
Institutional Class	3,880	59,741	22,350
Select Class	2,760	114,723	610

Net Asset Value (a):
Class A — Redemption price per share	$13.97	$13.83	$18.10
Class B — Offering price per share (b)	14.05	13.71	—
Class C — Offering price per share (b)	13.67	13.48	18.26
Class R2 — Offering and redemption price per share	—	13.62	17.95
Class R6 — Offering and redemption price per share	14.23	14.04	—
Institutional Class — Offering and redemption price per share	14.24	14.04	18.45
Select Class — Offering and redemption price per share	14.19	13.96	18.73
Class A maximum sales charge	5.25%	5.25%	5.25%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$14.74	$14.60	$19.10

Cost of investments in non-affiliates	$930,177	$2,002,291	$361,728
Cost of investments in affiliates	21,821	36,701	11,138
Cost of foreign currency	1,477	1,340	373

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class B and Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2013	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	91

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2013 (Unaudited)

(Amounts in thousands)

	Emerging Economies Fund	Emerging Markets Equity Fund	Global Equity Income Fund		Global Opportunities Fund
INVESTMENT INCOME:
Dividend income from non-affiliates	$5,860	$26,131	$1,167		$65
Dividend income from affiliates	6	23	1		—
Foreign taxes withheld	(478)	(1,562)	(59)		(3)

Total investment income	5,388	24,592	1,109		62

EXPENSES:
Investment advisory fees	3,016	13,142	199		15
Administration fees	255	1,110	21		2
Distribution fees:
Class A	54	397	22		2
Class B	—	22	—		—
Class C	10	177	3		1
Class R2	—	—	1		—	(a)
Shareholder servicing fees:
Class A	54	397	22		2
Class B	—	8	—		—
Class C	3	59	1		—	(a)
Class R2	—	—	1		—	(a)
Class R5	103	—	—	(a)	—	(a)
Institutional Class	—	371	—		—
Select Class	182	1,894	38		4
Custodian and accounting fees	207	887	48		34
Professional fees	41	59	38		35
Trustees’ and Chief Compliance Officer’s fees	3	14	—	(a)	—	(a)
Printing and mailing costs	13	189	4		4
Registration and filing fees	29	50	31		29
Transfer agent fees	56	1,467	14		6
Other	5	15	5		2

Total expenses	4,031	20,258	448		136

Less amounts waived	(323)	(52)	(175)		(17)
Less expense reimbursements	—	—	—		(93)

Net expenses	3,708	20,206	273		26

Net investment income (loss)	1,680	4,386	836		36

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	938	(2,803)	384		18
Futures	—	—	8		—
Foreign currency transactions	265	(1,162)	219		3

Net realized gain (loss)	1,203	(3,965)	611		21

Change in net unrealized appreciation/depreciation of:
Investments in non-affiliates	35,459 (b)	172,839 (c)	6,049		573
Futures	—	—	—	(a)	—
Foreign currency translations	2	6	(234)		12

Change in net unrealized appreciation/depreciation	35,461	172,845	5,815		585

Net realized/unrealized gains (losses)	36,664	168,880	6,426		606

Change in net assets resulting from operations	$38,344	$173,266	$7,262		$642

(a)	Amount rounds to less than $1,000.
(b)	Net of India Capital Gains of approximately $31,000 for Emerging Economies Fund.
(c)	Net of India Capital Gains of approximately $1,146,000 for Emerging Markets Equity Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

92	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2013

	Global Research Enhanced Index Fund (a)		International Equity Fund	International Equity Index Fund
INVESTMENT INCOME:
Interest income from affiliates	$—		$—	$1
Dividend income from non-affiliates	925		19,190	7,475
Dividend income from affiliates	1		13	2
Foreign taxes withheld	(84)		(1,286)	(574)

Total investment income	842		17,917	6,904

EXPENSES:
Investment advisory fees	63		4,955	1,546
Administration fees	26		523	237
Distribution fees:
Class A	—	(b)	144	122
Class B	—		8	11
Class C	—	(b)	71	65
Class R2	—	(b)	2	2
Shareholder servicing fees:
Class A	—	(b)	144	122
Class B	—		2	4
Class C	—	(b)	24	22
Class R2	—	(b)	1	1
Class R5	—		21	—
Select Class	78		282	554
Custodian and accounting fees	6		149	193
Professional fees	19		46	70
Interest expense to affiliates	—		—	1
Trustees’ and Chief Compliance Officer’s fees	—	(b)	6	2
Printing and mailing costs	7		53	27
Registration and filing fees	1		39	33
Transfer agent fees	1		212	183
Offering costs	9		—	—
Other	4		17	11

Total expenses	214		6,699	3,206

Less amounts waived	(91)		(1,018)	(1,106)
Less expense reimbursements	(16)		—	—

Net expenses	107		5,681	2,100

Net investment income (loss)	735		12,236	4,804

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	106		(12,349)	66,709
Futures	1,291		—	724
Foreign currency transactions	(1,167)		127	(13)

Net realized gain (loss)	230		(12,222)	67,420

Change in net unrealized appreciation/depreciation of:
Investments in non-affiliates	21,746		140,934	4,773
Futures	(8)		—	(6)
Foreign currency translations	(206)		(1)	29

Change in net unrealized appreciation/depreciation	21,532		140,933	4,796

Net realized/unrealized gains (losses)	21,762		128,711	72,216

Change in net assets resulting from operations	$22,497		$140,947	$77,020

(a)	Commencement of operations was February 28, 2013.
(b)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2013	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	93

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

	International Opportunities Fund	International Value Fund	Intrepid International Fund
INVESTMENT INCOME:
Dividend income from non-affiliates	$17,996	$40,084	$6,541
Dividend income from affiliates	10	22	3
Foreign taxes withheld	(937)	(2,146)	(399)

Total investment income	17,069	37,960	6,145

EXPENSES:
Investment advisory fees	2,795	7,638	1,655
Administration fees	394	1,075	164
Distribution fees:
Class A	98	170	45
Class B	2	11	—
Class C	2	56	3
Class R2	—	3	—	(a)
Shareholder servicing fees:
Class A	98	170	45
Class B	1	4	—
Class C	1	19	1
Class R2	—	1	—	(a)
Institutional Class	23	358	171
Select Class	44	2,051	13
Custodian and accounting fees	131	303	69
Professional fees	46	74	54
Trustees’ and Chief Compliance Officer’s fees	5	13	2
Printing and mailing costs	21	173	10
Registration and filing fees	31	64	32
Transfer agent fees	95	1,363	52
Other	8	25	5

Total expenses	3,795	13,571	2,321

Less amounts waived	(25)	(59)	(275)

Net expenses	3,770	13,512	2,046

Net investment income (loss)	13,299	24,448	4,099

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(236)	10,182	1,681
Futures	1,697	5,740	—
Foreign currency transactions	546	7,087	21

Net realized gain (loss)	2,007	23,009	1,702

Change in net unrealized appreciation/depreciation of:
Investments in non-affiliates	112,926	325,144	51,089
Futures	40	843	—
Foreign currency translations	781	5,996	6

Change in net unrealized appreciation/depreciation	113,747	331,983	51,095

Net realized/unrealized gains (losses)	115,754	354,992	52,797

Change in net assets resulting from operations	$129,053	$379,440	$56,896

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

94	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2013

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

	Emerging Economies Fund		Emerging Markets Equity Fund
	Six Months Ended 4/30/2013 (Unaudited)	Year Ended 10/31/2012	Six Months Ended 4/30/2013 (Unaudited)	Year Ended 10/31/2012
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$1,680	$7,095	$4,386	$12,842
Net realized gain (loss)	1,203	(41,237)	(3,965)	(85,083)
Change in net unrealized appreciation/depreciation	35,461	45,964	172,845	161,686

Change in net assets resulting from operations	38,344	11,822	173,266	89,445

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(283)	(404)	(1,014)	—
Class B
From net investment income	—	—	(2)	—
Class C
From net investment income	(13)	(7)	(15)	—
Class R5
From net investment income	(4,485)	(3,406)	—	—
Institutional Class
From net investment income	—	—	(4,645)	(1,158)
Select Class
From net investment income	(1,651)	(1,054)	(7,568)	(767)

Total distributions to shareholders	(6,432)	(4,871)	(13,244)	(1,925)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	244,078	92,749	651,678	1,200

NET ASSETS:
Change in net assets	275,990	99,700	811,700	88,720
Beginning of period	445,933	346,233	2,252,486	2,163,766

End of period	$721,923	$445,933	$3,064,186	$2,252,486

Accumulated undistributed (distributions in excess of) net investment income	$1,141	$5,893	$3,610	$12,468

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2013	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	95

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Global Equity Income Fund		Global Opportunities Fund
	Six Months Ended 4/30/2013 (Unaudited)	Year Ended 10/31/2012	Six Months Ended 4/30/2013 (Unaudited)	Year Ended 10/31/2012
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$836	$941	$36	$70
Net realized gain (loss)	611	(439)	21	(156)
Change in net unrealized appreciation/depreciation	5,815	2,661	585	449

Change in net assets resulting from operations	7,262	3,163	642	363

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(300)	(55)	(28)	(14)
Class C
From net investment income	(10)	(15)	(6)	(4)
Class R2 (a)
From net investment income	(7)	(13)	(1)	(1)
Class R5
From net investment income	(8)	(16)	(3)	(2)
Class R6 (a)
From net investment income	—	—	(1)	(1)
Select Class
From net investment income	(502)	(846)	(67)	(41)

Total distributions to shareholders	(827)	(945)	(106)	(63)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	26,128	32,705	287	(216)

NET ASSETS:
Change in net assets	32,563	34,923	823	84
Beginning of period	37,867	2,944	4,623	4,539

End of period	$70,430	$37,867	$5,446	$4,623

Accumulated undistributed (distributions in excess of) net investment income	$81	$72	$23	$93

(a)	Commencement of offering of class of shares effective November 1, 2011 for Global Opportunities Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

96	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2013

	Global Research Enhanced Index Fund	International Equity Fund
	Period Ended 4/30/2013 (a) (Unaudited)	Six Months Ended 4/30/2013 (Unaudited)	Year Ended 10/31/2012
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$735	$12,236	$18,557
Net realized gain (loss)	230	(12,222)	(8,818)
Change in net unrealized appreciation/depreciation	21,532	140,933	65,355

Change in net assets resulting from operations	22,497	140,947	75,094

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	—	(416)	(1,450)
Class B
From net investment income	—	(3)	(29)
Class C
From net investment income	—	(35)	(225)
Class R2
From net investment income	—	(1)	(4)
Class R5
From net investment income	—	(441)	(1,179)
Class R6
From net investment income	—	(4,256)	(11,257)
Select Class
From net investment income	—	(959)	(3,509)

Total distributions to shareholders	—	(6,111)	(17,653)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	750,872	260,831	313,506

NET ASSETS:
Change in net assets	773,369	395,667	370,947
Beginning of period	—	1,076,035	705,088

End of period	$773,369	$1,471,702	$1,076,035

Accumulated undistributed (distributions in excess of) net investment income	$735	$7,539	$1,414

(a)	Commencement of operations was February 28, 2013.

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2013	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	97

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	International Equity Index Fund		International Opportunities Fund
	Six Months Ended 4/30/2013 (Unaudited)	Year Ended 10/31/2012	Six Months Ended 4/30/2013 (Unaudited)	Year Ended 10/31/2012
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$4,804	$14,237	$13,299	$16,165
Net realized gain (loss)	67,420	(7,270)	2,007	(14,779)
Change in net unrealized appreciation/depreciation	4,796	22,755	113,747	47,450

Change in net assets resulting from operations	77,020	29,722	129,053	48,836

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(2,307)	(2,361)	(1,582)	(1,463)
Class B
From net investment income	(53)	(68)	(7)	(11)
Class C
From net investment income	(289)	(261)	(9)	(11)
Class R2
From net investment income	(19)	(11)	—	—
Class R6
From net investment income	—	—	(17,272)	(12,897)
Institutional Class
From net investment income	—	—	(1,013)	(1,204)
Select Class
From net investment income	(11,791)	(13,654)	(770)	(791)

Total distributions to shareholders	(14,459)	(16,355)	(20,653)	(16,377)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(164,170)	(49,829)	169,040	312,142

NET ASSETS:
Change in net assets	(101,609)	(36,462)	277,440	344,601
Beginning of period	585,393	621,855	835,185	490,584

End of period	$483,784	$585,393	$1,112,625	$835,185

Accumulated undistributed (distributions in excess of) net investment income	$297	$9,952	$11,016	$18,370

SEE NOTES TO FINANCIAL STATEMENTS.

98	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2013

	International Value Fund		Intrepid International Fund
	Six Months Ended 4/30/2013 (Unaudited)	Year Ended 10/31/2012	Six Months Ended 4/30/2013 (Unaudited)	Year Ended 10/31/2012
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$24,448	$61,129	$4,099	$5,914
Net realized gain (loss)	23,009	(141,463)	1,702	(13,167)
Change in net unrealized appreciation/depreciation	331,983	186,329	51,095	24,766

Change in net assets resulting from operations	379,440	105,995	56,896	17,513

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(2,974)	(3,673)	(482)	(328)
Class B
From net investment income	(50)	(89)	—	—
Class C
From net investment income	(259)	(433)	(8)	(2)
Class R2
From net investment income	(20)	(20)	(1)	(1)
Class R6
From net investment income	(725)	(2)	—	—
Institutional Class
From net investment income	(17,591)	(19,820)	(5,812)	(3,168)
Select Class
From net investment income	(38,102)	(48,068)	(148)	(144)

Total distributions to shareholders	(59,721)	(72,105)	(6,451)	(3,643)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	81,677	139,907	71,864	108,810

NET ASSETS:
Change in net assets	401,396	173,797	122,309	122,680
Beginning of period	2,267,422	2,093,625	346,229	223,549

End of period	$2,668,818	$2,267,422	$468,538	$346,229

Accumulated undistributed (distributions in excess of) net investment income	$15,044	$50,317	$2,798	$5,150

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2013	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	99

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Emerging Economies Fund		Emerging Markets Equity Fund
	Six Months Ended 4/30/2013 (Unaudited)	Year Ended 10/31/2012	Six Months Ended 4/30/2013 (Unaudited)	Year Ended 10/31/2012
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$30,050	$17,345	$108,448	$115,445
Distributions reinvested	282	404	957	—
Cost of shares redeemed	(6,490)	(31,488)	(47,561)	(110,590)

Change in net assets resulting from Class A capital transactions	$23,842	$(13,739)	$61,844	$4,855

Class B
Proceeds from shares issued	$—	$—	$108	$212
Distributions reinvested	—	—	2	—
Cost of shares redeemed	—	—	(1,342)	(1,932)

Change in net assets resulting from Class B capital transactions	$—	$—	$(1,232)	$(1,720)

Class C
Proceeds from shares issued	$2,042	$2,046	$10,547	$10,193
Distributions reinvested	13	7	13	—
Cost of shares redeemed	(339)	(483)	(5,959)	(10,395)

Change in net assets resulting from Class C capital transactions	$1,716	$1,570	$4,601	$(202)

Class R5
Proceeds from shares issued	$155,127	$175,434	$—	$—
Distributions reinvested	4,485	3,406	—	—
Cost of shares redeemed	(21,955)	(80,783)	—	—

Change in net assets resulting from Class R5 capital transactions	$137,657	$98,057	$—	$—

Institutional Class
Proceeds from shares issued	$—	$—	$268,038	$208,354
Distributions reinvested	—	—	3,816	934
Cost of shares redeemed	—	—	(65,366)	(200,452)

Change in net assets resulting from Institutional Class capital transactions	$—	$—	$206,488	$8,836

Select Class
Proceeds from shares issued	$84,537	$32,183	$587,521	$507,533
Distributions reinvested	149	64	5,164	569
Cost of shares redeemed	(3,823)	(25,386)	(212,708)	(518,671)

Change in net assets resulting from Select Class capital transactions	$80,863	$6,861	$379,977	$(10,569)

Total change in net assets resulting from capital transactions	$244,078	$92,749	$651,678	$1,200

SEE NOTES TO FINANCIAL STATEMENTS.

100	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2013

	Emerging Economies Fund		Emerging Markets Equity Fund
	Six Months Ended 4/30/2013 (Unaudited)	Year Ended 10/31/2012	Six Months Ended 4/30/2013 (Unaudited)	Year Ended 10/31/2012
SHARE TRANSACTIONS:
Class A
Issued	2,180	1,350	4,677	5,368
Reinvested	20	35	41	—
Redeemed	(475)	(2,467)	(2,066)	(5,178)

Change in Class A Shares	1,725	(1,082)	2,652	190

Class B
Issued	—	—	5	10
Reinvested	—	—	— (a)	—
Redeemed	—	—	(59)	(92)

Change in Class B Shares	—	—	(54)	(82)

Class C
Issued	150	160	467	479
Reinvested	1	1	1	—
Redeemed	(25)	(38)	(265)	(501)

Change in Class C Shares	126	123	203	(22)

Class R5
Issued	11,268	13,598	—	—
Reinvested	328	292	—	—
Redeemed	(1,665)	(6,289)	—	—

Change in Class R5 Shares	9,931	7,601	—	—

Institutional Class
Issued	—	—	11,252	9,474
Reinvested	—	—	160	46
Redeemed	—	—	(2,798)	(9,257)

Change in Institutional Class Shares	—	—	8,614	263

Select Class
Issued	6,183	2,538	24,873	23,388
Reinvested	11	5	218	28
Redeemed	(278)	(1,977)	(9,082)	(24,162)

Change in Select Class Shares	5,916	566	16,009	(746)

(a)	Amount rounds to less than 1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2013	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	101

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Global Equity Income Fund		Global Opportunities Fund
	Six Months Ended 4/30/2013 (Unaudited)	Year Ended 10/31/2012	Six Months Ended 4/30/2013 (Unaudited)	Year Ended 10/31/2012
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$19,287	$9,224	$419	$416
Distributions reinvested	153	55	28	15
Cost of shares redeemed	(2,111)	(450)	(231)	(690)

Change in net assets resulting from Class A capital transactions	$17,329	$8,829	$216	$(259)

Class C
Proceeds from shares issued	$247	$530	$156	$67
Distributions reinvested	10	14	6	4
Cost of shares redeemed	(41)	— (a)	(167)	(116)

Change in net assets resulting from Class C capital transactions	$216	$544	$(5)	$(45)

Class R2 (b)
Proceeds from shares issued	$—	$367	$—	$50
Distributions reinvested	7	13	1	1

Change in net assets resulting from Class R2 capital transactions	$7	$380	$1	$51

Class R5
Proceeds from shares issued	$—	$367	$—	$—
Distributions reinvested	8	16	3	2

Change in net assets resulting from Class R5 capital transactions	$8	$383	$3	$2

Class R6 (b)
Proceeds from shares issued	$—	$—	$—	$50
Distributions reinvested	—	—	1	1

Change in net assets resulting from Class R6 capital transactions	$—	$—	$1	$51

Select Class
Proceeds from shares issued	$8,384	$21,742	$24	$78
Distributions reinvested	455	839	65	40
Cost of shares redeemed	(271)	(12)	(18)	(134)

Change in net assets resulting from Select Class capital transactions	$8,568	$22,569	$71	$(16)

Total change in net assets resulting from capital transactions	$26,128	$32,705	$287	$(216)

(a)	Amount rounds to less than $1,000.
(b)	Commencement of offering of class of shares effective November 1, 2011 for Global Opportunities Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

102	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2013

	Global Equity Income Fund			Global Opportunities Fund
	Six Months Ended 4/30/2013 (Unaudited)		Year Ended 10/31/2012	Six Months Ended 4/30/2013 (Unaudited)		Year Ended 10/31/2012
SHARE TRANSACTIONS:
Class A
Issued	1,307		656	29		32
Reinvested	11		4	2		1
Redeemed	(142)		(32)	(17)		(54)

Change in Class A Shares	1,176		628	14		(21)

Class C
Issued	16		41	11		5
Reinvested	1		1	—	(a)	— (a)
Redeemed	(3)		— (a)	(12)		(9)

Change in Class C Shares	14		42	(1)		(4)

Class R2 (b)
Issued	—		29	—		4
Reinvested	—	(a)	1	—	(a)	— (a)

Change in Class R2 Shares	—	(a)	30	—	(a)	4

Class R5
Issued	—		29	—		—
Reinvested	—	(a)	1	—	(a)	— (a)

Change in Class R5 Shares	—	(a)	30	—	(a)	— (a)

Class R6 (b)
Issued	—		—	—		4
Reinvested	—		—	—	(a)	— (a)

Change in Class R6 Shares	—		—	—	(a)	4

Select Class
Issued	552		1,669	1		6
Reinvested	30		62	5		4
Redeemed	(18)		(1)	(1)		(11)

Change in Select Class Shares	564		1,730	5		(1)

(a)	Amount rounds to less than 1,000.
(b)	Commencement of offering of class of shares effective November 1, 2011 for Global Opportunities Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2013	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	103

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Global Research Enhanced Index Fund	International Equity Fund
	Period Ended 4/30/2013 (a) (Unaudited)	Six Months Ended 4/30/2013 (Unaudited)	Year Ended 10/31/2012
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$50	$43,657	$45,000
Distributions reinvested	—	326	1,404
Cost of shares redeemed	—	(16,759)	(57,239)

Change in net assets resulting from Class A capital transactions	$50	$27,224	$(10,835)

Class B
Proceeds from shares issued	$—	$13	$50
Distributions reinvested	—	2	23
Cost of shares redeemed	—	(476)	(853)

Change in net assets resulting from Class B capital transactions	$—	$(461)	$(780)

Class C
Proceeds from shares issued	$50	$3,275	$2,504
Distributions reinvested	—	24	149
Cost of shares redeemed	—	(2,759)	(5,942)

Change in net assets resulting from Class C capital transactions	$50	$540	$(3,289)

Class R2
Proceeds from shares issued	$50	$513	$662
Distributions reinvested	—	1	2
Cost of shares redeemed	—	(691)	(57)

Change in net assets resulting from Class R2 capital transactions	$50	$(177)	$607

Class R5
Proceeds from shares issued	$—	$25,262	$22,598
Distributions reinvested	—	441	1,179
Cost of shares redeemed	—	(6,633)	(9,719)

Change in net assets resulting from Class R5 capital transactions	$—	$19,070	$14,058

Class R6
Proceeds from shares issued	$—	$192,739	$329,320
Subscriptions in-kind (See Note 8)	—	47,211	—
Distributions reinvested	—	4,256	11,257
Cost of shares redeemed	—	(50,124)	(37,992)

Change in net assets resulting from Class R6 capital transactions	$—	$194,082	$302,585

Select Class
Proceeds from shares issued	$751,198	$56,436	$63,016
Distributions reinvested	—	597	2,202
Cost of shares redeemed	(476)	(36,480)	(54,058)

Change in net assets resulting from Select Class capital transactions	$750,722	$20,553	$11,160

Total change in net assets resulting from capital transactions	$750,872	$260,831	$313,506

(a)	Commencement of operations was February 28, 2013.

SEE NOTES TO FINANCIAL STATEMENTS.

104	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2013

	Global Research Enhanced Index Fund	International Equity Fund
	Period Ended 4/30/2013 (a) (Unaudited)	Six Months Ended 4/30/2013 (Unaudited)	Year Ended 10/31/2012
SHARE TRANSACTIONS:
Class A
Issued	3	3,030	3,527
Reinvested	—	23	111
Redeemed	—	(1,174)	(4,441)

Change in Class A Shares	3	1,879	(803)

Class B
Issued	—	1	3
Reinvested	—	—	2
Redeemed	—	(34)	(69)

Change in Class B Shares	—	(33)	(64)

Class C
Issued	3	237	207
Reinvested	—	2	12
Redeemed	—	(203)	(492)

Change in Class C Shares	3	36	(273)

Class R2
Issued	3	36	53
Reinvested	—	— (b)	— (b)
Redeemed	—	(48)	(4)

Change in Class R2 Shares	3	(12)	49

Class R5
Issued	—	1,787	1,799
Reinvested	—	30	92
Redeemed	—	(454)	(757)

Change in Class R5 Shares	—	1,363	1,134

Class R6
Issued	—	13,200	25,388
Subscriptions in-kind (See Note 8)	—	3,203	—
Reinvested	—	292	881
Redeemed	—	(3,647)	(2,974)

Change in Class R6 Shares	—	13,048	23,295

Select Class
Issued	48,985	3,866	4,933
Reinvested	—	41	172
Redeemed	(31)	(2,538)	(4,163)

Change in Select Class Shares	48,954	1,369	942

(a)	Commencement of operations was February 28, 2013.
(b)	Amount rounds to less than 1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2013	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	105

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	International Equity Index Fund		International Opportunities Fund
	Six Months Ended 4/30/2013 (Unaudited)	Year Ended 10/31/2012	Six Months Ended 4/30/2013 (Unaudited)	Year Ended 10/31/2012
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$15,808	$26,703	$28,404	$37,212
Distributions reinvested	2,228	2,272	1,575	1,455
Cost of shares redeemed	(21,980)	(33,906)	(11,045)	(21,984)

Change in net assets resulting from Class A capital transactions	$(3,944)	$(4,931)	$18,934	$16,683

Class B
Proceeds from shares issued	$6	$42	$10	$19
Distributions reinvested	51	67	6	10
Cost of shares redeemed	(597)	(1,257)	(113)	(289)

Change in net assets resulting from Class B capital transactions	$(540)	$(1,148)	$(97)	$(260)

Class C
Proceeds from shares issued	$3,067	$4,855	$113	$87
Distributions reinvested	280	245	7	9
Cost of shares redeemed	(2,320)	(4,620)	(63)	(166)

Change in net assets resulting from Class C capital transactions	$1,027	$480	$57	$(70)

Class R2
Proceeds from shares issued	$539	$539	$—	$—
Distributions reinvested	4	3	—	—
Cost of shares redeemed	(98)	(243)	—	—

Change in net assets resulting from Class R2 capital transactions	$445	$299	$—	$—

Class R6
Proceeds from shares issued	$—	$—	$169,081	$312,227
Distributions reinvested	—	—	17,272	12,897
Cost of shares redeemed	—	—	(46,449)	(33,425)

Change in net assets resulting from Class R6 capital transactions	$—	$—	$139,904	$291,699

Institutional Class
Proceeds from shares issued	$—	$—	$11,101	$9,873
Distributions reinvested	—	—	699	788
Cost of shares redeemed	—	—	(3,567)	(10,083)

Change in net assets resulting from Institutional Class capital transactions	$—	$—	$8,233	$578

Select Class
Proceeds from shares issued	$20,925	$45,653	$5,830	$13,694
Distributions reinvested	1,263	1,712	549	516
Cost of shares redeemed	(183,346)	(91,894)	(4,370)	(10,698)

Change in net assets resulting from Select Class capital transactions	$(161,158)	$(44,529)	$2,009	$3,512

Total change in net assets resulting from capital transactions	$(164,170)	$(49,829)	$169,040	$312,142

SEE NOTES TO FINANCIAL STATEMENTS.

106	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2013

	International Equity Index Fund		International Opportunities Fund
	Six Months Ended 4/30/2013 (Unaudited)	Year Ended 10/31/2012	Six Months Ended 4/30/2013 (Unaudited)	Year Ended 10/31/2012
SHARE TRANSACTIONS:
Class A
Issued	863	1,627	2,146	3,125
Reinvested	125	148	122	132
Redeemed	(1,213)	(2,081)	(841)	(1,828)

Change in Class A Shares	(225)	(306)	1,427	1,429

Class B
Issued	— (a)	2	1	1
Reinvested	3	5	— (a)	1
Redeemed	(35)	(83)	(8)	(24)

Change in Class B Shares	(32)	(76)	(7)	(22)

Class C
Issued	173	304	8	8
Reinvested	16	16	1	1
Redeemed	(132)	(291)	(5)	(14)

Change in Class C Shares	57	29	4	(5)

Class R2
Issued	30	33	—	—
Reinvested	— (a)	— (a)	—	—
Redeemed	(5)	(15)	—	—

Change in Class R2 Shares	25	18	—	—

Class R6
Issued	—	—	12,529	25,578
Reinvested	—	—	1,310	1,153
Redeemed	—	—	(3,621)	(2,807)

Change in Class R6 Shares	—	—	10,218	23,924

Institutional Class
Issued	—	—	815	808
Reinvested	—	—	53	70
Redeemed	—	—	(263)	(828)

Change in Institutional Class Shares	—	—	605	50

Select Class
Issued	1,123	2,866	432	1,131
Reinvested	71	111	42	46
Redeemed	(9,955)	(5,614)	(327)	(908)

Change in Select Class Shares	(8,761)	(2,637)	147	269

(a)	Amount rounds to less than 1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2013	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	107

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	International Value Fund		Intrepid International Fund
	Six Months Ended 4/30/2013 (Unaudited)	Year Ended 10/31/2012	Six Months Ended 4/30/2013 (Unaudited)	Year Ended 10/31/2012
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$41,367	$49,899	$13,937	$8,357
Distributions reinvested	2,655	3,261	466	317
Cost of shares redeemed	(27,980)	(44,716)	(7,822)	(9,553)

Change in net assets resulting from Class A capital transactions	$16,042	$8,444	$6,581	$(879)

Class B
Proceeds from shares issued	$7	$43	$—	$—
Distributions reinvested	44	75	—	—
Cost of shares redeemed	(457)	(770)	—	—

Change in net assets resulting from Class B capital transactions	$(406)	$(652)	$—	$—

Class C
Proceeds from shares issued	$2,326	$2,699	$112	$154
Distributions reinvested	184	274	7	2
Cost of shares redeemed	(2,044)	(5,245)	(57)	(332)

Change in net assets resulting from Class C capital transactions	$466	$(2,272)	$62	$(176)

Class R2
Proceeds from shares issued	$133	$385	$— (a)	$2
Distributions reinvested	8	10	1	1
Cost of shares redeemed	(80)	(222)	(4)	(32)

Change in net assets resulting from Class R2 capital transactions	$61	$173	$(3)	$(29)

Class R6
Proceeds from shares issued	$18,335	$33,126	$—	$—
Distributions reinvested	2	2	—	—
Cost of shares redeemed	(85)	(9,200)	—	—

Change in net assets resulting from Class R6 capital transactions	$18,252	$23,928	$—	$—

Institutional Class
Proceeds from shares issued	$203,660	$256,917	$70,868	$115,082
Distributions reinvested	14,688	14,739	5,184	2,649
Cost of shares redeemed	(111,980)	(190,594)	(11,499)	(4,834)

Change in net assets resulting from Institutional Class capital transactions	$106,368	$81,062	$64,553	$112,897

Select Class
Proceeds from shares issued	$459,510	$551,695	$2,189	$1,207
Distributions reinvested	22,937	29,315	41	20
Cost of shares redeemed	(541,553)	(551,786)	(1,559)	(4,230)

Change in net assets resulting from Select Class capital transactions	$(59,106)	$29,224	$671	$(3,003)

Total change in net assets resulting from capital transactions	$81,677	$139,907	$71,864	$108,810

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

108	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2013

	International Value Fund		Intrepid International Fund
	Six Months Ended 4/30/2013 (Unaudited)	Year Ended 10/31/2012	Six Months Ended 4/30/2013 (Unaudited)		Year Ended 10/31/2012
SHARE TRANSACTIONS:
Class A
Issued	3,185	4,264	813		551
Reinvested	210	297	28		22
Redeemed	(2,178)	(3,776)	(460)		(631)

Change in Class A Shares	1,217	785	381		(58)

Class B
Issued	1	4	—		—
Reinvested	3	7	—		—
Redeemed	(36)	(66)	—		—

Change in Class B Shares	(32)	(55)	—		—

Class C
Issued	183	236	5		12
Reinvested	15	26	1		— (a)
Redeemed	(163)	(462)	(3)		(23)

Change in Class C Shares	35	(200)	3		(11)

Class R2
Issued	10	33	—	(a)	— (a)
Reinvested	1	1	—	(a)	— (a)
Redeemed	(6)	(19)	—	(a)	(2)

Change in Class R2 Shares	5	15	—	(a)	(2)

Class R6
Issued	1,403	2,821	—		—
Reinvested	— (a)	— (a)	—		—
Redeemed	(6)	(730)	—		—

Change in Class R6 Shares	1,397	2,091	—		—

Institutional Class
Issued	15,429	21,768	4,070		7,445
Reinvested	1,146	1,323	306		184
Redeemed	(8,517)	(15,861)	(721)		(315)

Change in Institutional Class Shares	8,058	7,230	3,655		7,314

Select Class
Issued	35,057	46,604	124		77
Reinvested	1,797	2,644	2		1
Redeemed	(40,689)	(46,673)	(91)		(274)

Change in Select Class Shares	(3,835)	2,575	35		(196)

(a)	Amount rounds to less than 1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2013	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	109

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Redemption fees
Emerging Economies Fund
Class A
Six Months Ended April 30, 2013 (Unaudited)	$12.88	$0.01	(f)	$1.02	$1.03	$(0.11)	$—
Year Ended October 31, 2012	12.65	0.17	(f)	0.21	0.38	(0.15)	—
Year Ended October 31, 2011	13.91	0.20	(f)	(1.44)	(1.24)	(0.02)	—	(g)
Year Ended October 31, 2010	10.47	0.11	(f)	3.60	3.71	(0.27)	—
Year Ended October 31, 2009	7.14	0.18		3.42	3.60	(0.27)	—
February 28, 2008 (h) through October 31, 2008	15.00	0.20		(8.06)	(7.86)	—	—

Class C
Six Months Ended April 30, 2013 (Unaudited)	12.72	(0.02	)(f)	1.00	0.98	(0.07)	—
Year Ended October 31, 2012	12.58	0.15	(f)	0.15	0.30	(0.16)	—
Year Ended October 31, 2011	13.87	0.08	(f)	(1.37)	(1.29)	—	—	(g)
Year Ended October 31, 2010	10.46	0.05	(f)	3.59	3.64	(0.23)	—
Year Ended October 31, 2009	7.11	0.14		3.43	3.57	(0.22)	—
February 28, 2008 (h) through October 31, 2008	15.00	0.16		(8.05)	(7.89)	—	—

Class R5
Six Months Ended April 30, 2013 (Unaudited)	12.94	0.04	(f)	1.03	1.07	(0.16)	—
Year Ended October 31, 2012	12.71	0.25	(f)	0.18	0.43	(0.20)	—
Year Ended October 31, 2011	13.93	0.30	(f)	(1.47)	(1.17)	(0.05)	—	(g)
Year Ended October 31, 2010	10.48	0.17	(f)	3.59	3.76	(0.31)	—
Year Ended October 31, 2009	7.16	0.22		3.41	3.63	(0.31)	—
February 28, 2008 (h) through October 31, 2008	15.00	0.24		(8.08)	(7.84)	—	—

Select Class
Six Months Ended April 30, 2013 (Unaudited)	12.91	0.03	(f)	1.03	1.06	(0.15)	—
Year Ended October 31, 2012	12.68	0.22	(f)	0.18	0.40	(0.17)	—
Year Ended October 31, 2011	13.92	0.25	(f)	(1.45)	(1.20)	(0.04)	—	(g)
Year Ended October 31, 2010	10.48	0.14	(f)	3.59	3.73	(0.29)	—
Year Ended October 31, 2009	7.15	0.20		3.42	3.62	(0.29)	—
February 28, 2008 (h) through October 31, 2008	15.00	0.23		(8.08)	(7.85)	—	—

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Calculated based upon average shares outstanding.
(g)	Amount rounds to less than $0.01.
(h)	Commencement of operations.
(i)	Includes interest expense of 0.01%.
(j)	Ratios are disproportionate between classes due to the size of net assets and fixed expenses.

SEE NOTES TO FINANCIAL STATEMENTS.

110	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2013

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)		Net investment income (loss)	Expenses without waivers, reimbursements and earning credits		Portfolio turnover rate (b)(e)

$13.80	8.00%	$56,338	1.59%		0.20%	1.70%		25%
12.88	3.15	30,356	1.65		1.37	1.76		72
12.65	(8.93)	43,519	1.75		1.50	1.75		84
13.91	36.12	49	1.85		0.96	3.99		156
10.47	52.59	36	1.85		2.27	5.59		141
7.14	(52.40)	24	1.86	(i)	2.37	5.30	(j)	110

13.63	7.75	3,955	2.09		(0.27)	2.20		25
12.72	2.54	2,088	2.12		1.21	2.27		72
12.58	(9.30)	516	2.28		0.57	2.32		84
13.87	35.33	49	2.35		0.46	4.49		156
10.46	51.98	36	2.35		1.77	6.08		141
7.11	(52.60)	24	2.36	(i)	1.86	5.81	(j)	110

13.85	8.31	491,670	1.14		0.62	1.25		25
12.94	3.53	331,032	1.19		1.99	1.31		72
12.71	(8.45)	228,411	1.31		2.14	1.32		84
13.93	36.66	50	1.40		1.41	3.54		156
10.48	53.31	37	1.40		2.72	5.13		141
7.16	(52.27)	24	1.41	(i)	2.82	4.86	(j)	110

13.82	8.21	169,960	1.34		0.50	1.45		25
12.91	3.34	82,457	1.39		1.70	1.51		72
12.68	(8.65)	73,787	1.52		1.76	1.55		84
13.92	36.35	7,313	1.60		1.21	3.74		156
10.48	53.07	5,360	1.60		2.52	5.33		141
7.15	(52.33)	3,503	1.61	(i)	2.62	5.05	(j)	110

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2013	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	111

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Redemption fees
Emerging Markets Equity Fund
Class A
Six Months Ended April 30, 2013 (Unaudited)	$22.01	$0.01	(f)	$1.59	$1.60	$(0.08)	$—
Year Ended October 31, 2012	21.09	0.07	(f)	0.85	0.92	—	—
Year Ended October 31, 2011	23.45	0.06	(f)	(2.33)	(2.27)	(0.09)	—	(g)
Year Ended October 31, 2010	18.79	(0.01	)(f)	4.71	4.70	(0.04)	—	(g)
Year Ended October 31, 2009	12.66	0.07	(f)	6.31	6.38	(0.25)	—	(g)
Year Ended October 31, 2008	26.19	0.27		(13.78)	(13.51)	(0.02)	—	(g)

Class B
Six Months Ended April 30, 2013 (Unaudited)	21.59	(0.07	)(f)	1.59	1.52	(0.01)	—
Year Ended October 31, 2012	20.80	(0.05	)(f)	0.84	0.79	—	—
Year Ended October 31, 2011	23.15	(0.07	)(f)	(2.28)	(2.35)	—	—	(g)
Year Ended October 31, 2010	18.60	(0.12	)(f)	4.67	4.55	—	—	(g)
Year Ended October 31, 2009	12.46	—	(f)(g)	6.25	6.25	(0.11)	—	(g)
Year Ended October 31, 2008	25.89	0.16		(13.59)	(13.43)	—	—	(g)

Class C
Six Months Ended April 30, 2013 (Unaudited)	21.44	(0.05	)(f)	1.56	1.51	(0.01)	—
Year Ended October 31, 2012	20.65	(0.04	)(f)	0.83	0.79	—	—
Year Ended October 31, 2011	23.01	(0.05	)(f)	(2.29)	(2.34)	(0.02)	—	(g)
Year Ended October 31, 2010	18.49	(0.11	)(f)	4.63	4.52	—	—	(g)
Year Ended October 31, 2009	12.42	(0.01	)(f)	6.23	6.22	(0.15)	—	(g)
Year Ended October 31, 2008	25.80	0.16		(13.54)	(13.38)	—	—	(g)

Institutional Class
Six Months Ended April 30, 2013 (Unaudited)	22.65	0.06	(f)	1.64	1.70	(0.16)	—
Year Ended October 31, 2012	21.66	0.16	(f)	0.87	1.03	(0.04)	—
Year Ended October 31, 2011	24.04	0.16	(f)	(2.40)	(2.24)	(0.14)	—	(g)
Year Ended October 31, 2010	19.23	0.08	(f)	4.82	4.90	(0.09)	—	(g)
Year Ended October 31, 2009	12.97	0.14	(f)	6.45	6.59	(0.33)	—	(g)
Year Ended October 31, 2008	26.80	0.30		(14.04)	(13.74)	(0.09)	—	(g)

Select Class
Six Months Ended April 30, 2013 (Unaudited)	22.40	0.04	(f)	1.62	1.66	(0.13)	—
Year Ended October 31, 2012	21.42	0.13	(f)	0.86	0.99	(0.01)	—
Year Ended October 31, 2011	23.80	0.13	(f)	(2.38)	(2.25)	(0.13)	—	(g)
Year Ended October 31, 2010	19.04	0.05	(f)	4.77	4.82	(0.06)	—	(g)
Year Ended October 31, 2009	12.84	0.11	(f)	6.39	6.50	(0.30)	—	(g)
Year Ended October 31, 2008	26.54	0.28		(13.94)	(13.66)	(0.04)	—	(g)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Calculated based upon average shares outstanding.
(g)	Amount rounds to less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS.

112	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2013

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earning credits	Portfolio turnover rate (b)(e)

$23.53	7.26%	$363,124	1.78%	0.05%	1.79%	11%
22.01	4.36	281,194	1.82	0.33	1.82	20
21.09	(9.73)	265,458	1.79	0.28	1.80	9
23.45	25.08	253,037	1.82	(0.03)	1.83	14
18.79	51.49	121,638	1.85	0.45	1.85	10
12.66	(51.62)	32,192	1.82	1.17	1.82	19

23.10	7.03	5,267	2.28	(0.61)	2.29	11
21.59	3.80	6,100	2.32	(0.23)	2.32	20
20.80	(10.15)	7,572	2.29	(0.32)	2.30	9
23.15	24.46	10,812	2.31	(0.58)	2.32	14
18.60	50.70	10,535	2.36	(0.02)	2.37	10
12.46	(51.87)	7,124	2.32	0.67	2.32	19

22.94	7.03	52,404	2.28	(0.48)	2.29	11
21.44	3.83	44,643	2.32	(0.17)	2.32	20
20.65	(10.18)	43,437	2.29	(0.23)	2.30	9
23.01	24.45	40,757	2.32	(0.52)	2.33	14
18.49	50.72	19,803	2.35	(0.06)	2.35	10
12.42	(51.86)	5,030	2.32	0.68	2.32	19

24.19	7.51	880,331	1.38	0.49	1.39	11
22.65	4.80	629,223	1.41	0.73	1.42	20
21.66	(9.37)	596,147	1.38	0.68	1.41	9
24.04	25.55	513,904	1.40	0.37	1.43	14
19.23	52.20	325,849	1.43	0.93	1.46	10
12.97	(51.44)	108,836	1.42	1.52	1.42	19

23.93	7.40	1,763,060	1.53	0.35	1.54	11
22.40	4.65	1,291,326	1.57	0.60	1.57	20
21.42	(9.51)	1,251,152	1.55	0.56	1.56	9
23.80	25.38	925,631	1.57	0.23	1.58	14
19.04	51.88	330,903	1.61	0.73	1.62	10
12.84	(51.53)	188,893	1.57	1.43	1.57	19

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2013	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	113

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
Global Equity Income Fund
Class A
Six Months Ended April 30, 2013 (Unaudited)	$14.12	$0.25	(f)	$1.72	$1.97	$(0.22)
Year Ended October 31, 2012	13.37	0.31	(f)	0.88	1.19	(0.44)
February 28, 2011 (g) through October 31, 2011	15.00	0.33	(f)	(1.64)	(1.31)	(0.32)

Class C
Six Months Ended April 30, 2013 (Unaudited)	14.11	0.20	(f)	1.73	1.93	(0.20)
Year Ended October 31, 2012	13.35	0.36	(f)	0.77	1.13	(0.37)
February 28, 2011 (g) through October 31, 2011	15.00	0.30	(f)	(1.66)	(1.36)	(0.29)

Class R2
Six Months Ended April 30, 2013 (Unaudited)	14.12	0.20	(f)	1.76	1.96	(0.21)
Year Ended October 31, 2012	13.36	0.40	(f)	0.76	1.16	(0.40)
February 28, 2011 (g) through October 31, 2011	15.00	0.32	(f)	(1.66)	(1.34)	(0.30)

Class R5
Six Months Ended April 30, 2013 (Unaudited)	14.15	0.25	(f)	1.76	2.01	(0.24)
Year Ended October 31, 2012	13.38	0.50	(f)	0.76	1.26	(0.49)
February 28, 2011 (g) through October 31, 2011	15.00	0.38	(f)	(1.65)	(1.27)	(0.35)

Select Class
Six Months Ended April 30, 2013 (Unaudited)	14.14	0.25	(f)	1.74	1.99	(0.23)
Year Ended October 31, 2012	13.37	0.47	(f)	0.76	1.23	(0.46)
February 28, 2011 (g) through October 31, 2011	15.00	0.37	(f)	(1.66)	(1.29)	(0.34)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Calculated based upon average shares outstanding.
(g)	Commencement of operations.
(h)	Ratios are disproportionate between classes due to the size of net assets and fixed expenses.
(i)	Certain non-recurring expense incurred by the Fund were not annualized for the period ended October 31, 2011.

SEE NOTES TO FINANCIAL STATEMENTS.

114	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2013

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)		Net investment income (loss)		Expenses without waivers, reimbursements and earning credits		Portfolio turnover rate (b)(e)

$15.87	14.06%	$28,771	1.24%		3.34%		1.94%		31%
14.12	9.09	9,003	1.25		2.21		2.31		52
13.37	(8.77)	127	1.25	(h)	3.53	(h)	10.16	(h)(i)	40

15.84	13.75	955	1.74		2.70		2.45		31
14.11	8.66	646	1.75		2.69		2.95		52
13.35	(9.12)	60	1.75	(h)	3.17	(h)	10.82	(h)(i)	40

15.87	13.96	525	1.49		2.76		2.20		31
14.12	8.87	461	1.50		2.95		2.70		52
13.36	(8.97)	45	1.50	(h)	3.36	(h)	10.72	(h)(i)	40

15.92	14.35	531	0.79		3.46		1.50		31
14.15	9.62	465	0.80		3.65		2.00		52
13.38	(8.52)	46	0.80	(h)	4.05	(h)	10.05	(h)(i)	40

15.90	14.19	39,648	0.99		3.38		1.70		31
14.14	9.43	27,292	1.00		3.44		2.20		52
13.37	(8.68)	2,666	1.00	(h)	3.85	(h)	10.23	(h)(i)	40

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2013	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	115

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions	Redemption fees
Global Opportunities Fund
Class A
Six Months Ended April 30, 2013 (Unaudited)	$13.48	$0.09	(f)	$1.79	$1.88	$(0.30)	$—	$(0.30)	$—
Year Ended October 31, 2012	12.57	0.19	(f)	0.88	1.07	(0.16)	—	(0.16)	—
Year Ended October 31, 2011	14.05	0.11	(f)	(1.34)	(1.23)	(0.25)	—	(0.25)	—	(g)
Year Ended October 31, 2010	11.59	0.06		2.51	2.57	(0.11)	—	(0.11)	—
Year Ended October 31, 2009	8.22	0.08		3.42	3.50	(0.13)	—	(0.13)	—
Year Ended October 31, 2008	16.56	0.12		(8.07)	(7.95)	(0.02)	(0.37)	(0.39)	—

Class C
Six Months Ended April 30, 2013 (Unaudited)	13.39	0.06	(f)	1.78	1.84	(0.22)	—	(0.22)	—
Year Ended October 31, 2012	12.51	0.12	(f)	0.88	1.00	(0.12)	—	(0.12)	—
Year Ended October 31, 2011	13.98	0.03	(f)	(1.33)	(1.30)	(0.17)	—	(0.17)	—	(g)
Year Ended October 31, 2010	11.55	0.01		2.48	2.49	(0.06)	—	(0.06)	—
Year Ended October 31, 2009	8.17	0.04		3.41	3.45	(0.07)	—	(0.07)	—
Year Ended October 31, 2008	16.51	0.06		(8.03)	(7.97)	—	(0.37)	(0.37)	—

Class R2
Six Months Ended April 30, 2013 (Unaudited)	13.37	0.07	(f)	1.77	1.84	(0.27)	—	(0.27)	—
November 1, 2011 (i) through October 31, 2012	12.15	0.15	(f)	1.30	1.45	(0.23)	—	(0.23)	—

Class R5
Six Months Ended April 30, 2013 (Unaudited)	13.51	0.12	(f)	1.79	1.91	(0.36)	—	(0.36)	—
Year Ended October 31, 2012	12.63	0.24	(f)	0.88	1.12	(0.24)	—	(0.24)	—
Year Ended October 31, 2011	14.08	0.14	(f)	(1.32)	(1.18)	(0.27)	—	(0.27)	—	(g)
Year Ended October 31, 2010	11.61	0.13		2.49	2.62	(0.15)	—	(0.15)	—
Year Ended October 31, 2009	8.25	0.12		3.42	3.54	(0.18)	—	(0.18)	—
Year Ended October 31, 2008	16.60	0.18		(8.08)	(7.90)	(0.08)	(0.37)	(0.45)	—

Class R6
Six Months Ended April 30, 2013 (Unaudited)	13.51	0.13	(f)	1.78	1.91	(0.37)	—	(0.37)	—
November 1, 2011 (i) through October 31, 2012	12.20	0.25	(f)	1.30	1.55	(0.24)	—	(0.24)	—

Select Class
Six Months Ended April 30, 2013 (Unaudited)	13.50	0.11	(f)	1.78	1.89	(0.33)	—	(0.33)	—
Year Ended October 31, 2012	12.62	0.22	(f)	0.87	1.09	(0.21)	—	(0.21)	—
Year Ended October 31, 2011	14.07	0.12	(f)	(1.32)	(1.20)	(0.25)	—	(0.25)	—	(g)
Year Ended October 31, 2010	11.60	0.11		2.49	2.60	(0.13)	—	(0.13)	—
Year Ended October 31, 2009	8.24	0.10		3.41	3.51	(0.15)	—	(0.15)	—
Year Ended October 31, 2008	16.58	0.16		(8.08)	(7.92)	(0.05)	(0.37)	(0.42)	—

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Calculated based upon average shares outstanding.
(g)	Amount rounds to less than $0.01.
(h)	Ratios are disproportionate between classes due to the size of net assets and fixed expenses.
(i)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

116	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2013

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earning credits		Portfolio turnover rate (b)(e)

$15.06	14.13%	$1,664	1.25%	1.34%	5.76%		26%
13.48	8.70	1,300	1.25	1.45	7.91		100
12.57	(8.98)	1,480	1.45	0.79	5.29	(h)	120
14.05	22.26	293	1.45	0.57	9.89		97
11.59	43.34	161	1.45	0.87	10.11		119
8.22	(49.02)	112	1.45	0.97	6.94		264

15.01	13.87	453	1.75	0.85	6.29		26
13.39	8.11	415	1.75	0.95	8.43		100
12.51	(9.46)	432	1.95	0.19	6.17	(h)	120
13.98	21.59	214	1.95	0.09	10.10		97
11.55	42.63	159	1.95	0.37	10.61		119
8.17	(49.26)	112	1.95	0.47	7.44		264

14.94	13.93	64	1.50	1.08	6.05		26
13.37	12.16	56	1.50	1.20	8.17		100

15.06	14.38	114	0.80	1.78	5.36		26
13.51	9.15	100	0.80	1.89	7.47		100
12.63	(8.56)	92	1.00	1.01	5.68	(h)	120
14.08	22.75	100	1.00	1.04	9.15		97
11.61	44.06	82	1.00	1.32	9.65		119
8.25	(48.79)	57	1.00	1.42	6.48		264

15.05	14.36	65	0.75	1.83	5.30		26
13.51	13.01	56	0.75	1.95	7.42		100

15.06	14.25	3,086	1.00	1.58	5.56		26
13.50	8.88	2,696	1.00	1.69	7.67		100
12.62	(8.73)	2,535	1.20	0.86	5.68	(h)	120
14.07	22.57	2,536	1.20	0.84	9.36		97
11.60	43.67	2,030	1.20	1.12	9.86		119
8.24	(48.86)	1,412	1.20	1.22	6.69		264

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2013	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	117

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations
Global Research Enhanced Index Fund
Class A
February 28, 2013 (f) through April 30, 2013 (Unaudited)	$15.00	$0.06	(g)	$0.73	$0.79

Class C
February 28, 2013 (f) through April 30, 2013 (Unaudited)	15.00	0.05	(g)	0.72	0.77

Class R2
February 28, 2013 (f) through April 30, 2013 (Unaudited)	15.00	0.05	(g)	0.73	0.78

Select Class
February 28, 2013 (f) through April 30, 2013 (Unaudited)	15.00	0.06	(g)	0.73	0.79

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Commencement of operations.
(g)	Calculated based upon average shares outstanding.
(h)	Certain non-recurring expenses incurred by the Fund were not annualized for the period ended April 30, 2013.
(i)	Ratios are disproportionate between classes due to the size of net assets and fixed expenses.

SEE NOTES TO FINANCIAL STATEMENTS.

118	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2013

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)		Net investment income (loss)		Expenses without waivers, reimbursements and earning credits		Portfolio turnover rate (b)(e)

$15.79	5.27%	$53	0.59	%(h)	2.39	%(h)	4.07	%(h)(i)	3%

15.77	5.13	53	1.09	(h)	1.89	(h)	4.58	(h)(i)	3

15.78	5.20	53	0.84	(h)	2.14	(h)	4.33	(h)(i)	3

15.79	5.27	773,210	0.34	(h)	2.35	(h)	0.66	(h)(i)	3

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2013	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	119

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions	Redemption fees
International Equity Fund
Class A
Six Months Ended April 30, 2013 (Unaudited)	$13.36	$0.11	(f)	$1.53	$1.64	$(0.05)	$—	$(0.05)	$—
Year Ended October 31, 2012	12.61	0.22	(f)	0.74	0.96	(0.21)	—	(0.21)	—
Year Ended October 31, 2011	13.40	0.22	(f)	(0.80)	(0.58)	(0.21)	—	(0.21)	—	(g)
Year Ended October 31, 2010	12.33	0.18	(f)	1.07	1.25	(0.18)	—	(0.18)	—	(g)
Year Ended October 31, 2009	18.28	0.20	(f)	1.98	2.18	(0.20)	(7.93)	(8.13)	—	(g)
Year Ended October 31, 2008	42.57	0.67	(f)	(15.42)	(14.75)	(0.79)	(8.75)	(9.54)	—	(g)

Class B
Six Months Ended April 30, 2013 (Unaudited)	12.93	0.06	(f)	1.49	1.55	(0.02)	—	(0.02)	—
Year Ended October 31, 2012	12.22	0.16	(f)	0.70	0.86	(0.15)	—	(0.15)	—
Year Ended October 31, 2011	13.00	0.14	(f)	(0.77)	(0.63)	(0.15)	—	(0.15)	—	(g)
Year Ended October 31, 2010	11.97	0.11	(f)	1.04	1.15	(0.12)	—	(0.12)	—	(g)
Year Ended October 31, 2009	18.01	0.14	(f)	1.92	2.06	(0.17)	(7.93)	(8.10)	—	(g)
Year Ended October 31, 2008	42.13	0.50	(f)	(15.21)	(14.71)	(0.66)	(8.75)	(9.41)	—	(g)

Class C
Six Months Ended April 30, 2013 (Unaudited)	12.78	0.07	(f)	1.47	1.54	(0.03)	—	(0.03)	—
Year Ended October 31, 2012	12.08	0.16	(f)	0.69	0.85	(0.15)	—	(0.15)	—
Year Ended October 31, 2011	12.85	0.14	(f)	(0.76)	(0.62)	(0.15)	—	(0.15)	—	(g)
Year Ended October 31, 2010	11.85	0.11	(f)	1.01	1.12	(0.12)	—	(0.12)	—	(g)
Year Ended October 31, 2009	17.92	0.14	(f)	1.89	2.03	(0.17)	(7.93)	(8.10)	—	(g)
Year Ended October 31, 2008	41.95	0.50	(f)	(15.12)	(14.62)	(0.66)	(8.75)	(9.41)	—	(g)

Class R2
Six Months Ended April 30, 2013 (Unaudited)	13.31	0.06	(f)	1.56	1.62	(0.02)	—	(0.02)	—
Year Ended October 31, 2012	12.58	0.15	(f)	0.77	0.92	(0.19)	—	(0.19)	—
Year Ended October 31, 2011	13.37	0.18	(f)	(0.79)	(0.61)	(0.18)	—	(0.18)	—	(g)
Year Ended October 31, 2010	12.31	0.15	(f)	1.06	1.21	(0.15)	—	(0.15)	—	(g)
November 3, 2008 (i) through October 31, 2009	18.29	0.18	(f)	1.96	2.14	(0.19)	(7.93)	(8.12)	—	(g)

Class R5
Six Months Ended April 30, 2013 (Unaudited)	13.52	0.14	(f)	1.55	1.69	(0.07)	—	(0.07)	—
Year Ended October 31, 2012	12.75	0.29	(f)	0.74	1.03	(0.26)	—	(0.26)	—
Year Ended October 31, 2011	13.55	0.23	(f)	(0.76)	(0.53)	(0.27)	—	(0.27)	—	(g)
Year Ended October 31, 2010	12.47	0.23	(f)	1.09	1.32	(0.24)	—	(0.24)	—	(g)
Year Ended October 31, 2009	18.38	0.25	(f)	2.01	2.26	(0.24)	(7.93)	(8.17)	—	(g)
Year Ended October 31, 2008	42.72	0.80	(f)	(15.49)	(14.69)	(0.90)	(8.75)	(9.65)	—	(g)

Class R6
Six Months Ended April 30, 2013 (Unaudited)	13.52	0.15	(f)	1.55	1.70	(0.08)	—	(0.08)	—
Year Ended October 31, 2012	12.75	0.29	(f)	0.74	1.03	(0.26)	—	(0.26)	—
November 30, 2010 (i) through October 31, 2011	12.85	0.28	(f)	(0.10)	0.18	(0.28)	—	(0.28)	—	(g)

Select Class
Six Months Ended April 30, 2013 (Unaudited)	13.52	0.13	(f)	1.55	1.68	(0.06)	—	(0.06)	—
Year Ended October 31, 2012	12.76	0.26	(f)	0.74	1.00	(0.24)	—	(0.24)	—
Year Ended October 31, 2011	13.56	0.24	(f)	(0.80)	(0.56)	(0.24)	—	(0.24)	—	(g)
Year Ended October 31, 2010	12.47	0.22	(f)	1.08	1.30	(0.21)	—	(0.21)	—	(g)
Year Ended October 31, 2009	18.38	0.24	(f)	2.00	2.24	(0.22)	(7.93)	(8.15)	—	(g)
Year Ended October 31, 2008	42.72	0.65	(f)	(15.41)	(14.76)	(0.83)	(8.75)	(9.58)	—	(g)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.

SEE NOTES TO FINANCIAL STATEMENTS.

120	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2013

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)		Net investment income (loss)	Expenses without waivers, reimbursements and earning credits	Portfolio turnover rate (b)(e)

$14.95	12.29%	$138,063	1.30%		1.58%	1.47%	5%
13.36	7.70	98,274	1.30		1.72	1.51	5
12.61	(4.49)	102,866	1.31		1.63	1.52	18
13.40	10.42	131,125	1.31		1.44	1.54	15
12.33	27.39	114,557	1.31		1.90	1.62	14
18.28	(43.95)	87,531	1.35	(h)	2.33	1.64	13

14.46	11.99	1,940	1.80		0.83	1.97	5
12.93	7.15	2,164	1.80		1.31	2.01	5
12.22	(4.99)	2,817	1.81		1.08	2.02	18
13.00	9.82	4,543	1.86		0.89	2.04	15
11.97	26.72	5,303	1.87		1.44	2.12	14
18.01	(44.27)	5,225	1.91		1.74	2.14	13

14.29	12.02	20,506	1.80		0.98	1.97	5
12.78	7.16	17,873	1.80		1.31	2.01	5
12.08	(4.93)	20,193	1.81		1.09	2.02	18
12.85	9.69	23,370	1.86		0.88	2.04	15
11.85	26.76	22,934	1.87		1.46	2.12	14
17.92	(44.24)	24,300	1.91		1.74	2.14	13

14.91	12.18	618	1.55		0.82	1.72	5
13.31	7.45	721	1.55		1.16	1.74	5
12.58	(4.73)	67	1.56		1.33	1.77	18
13.37	10.07	70	1.56		1.17	1.79	15
12.31	26.95	64	1.56		1.76	1.85	14

15.14	12.54	92,045	0.85		1.95	1.02	5
13.52	8.19	63,767	0.85		2.24	1.05	5
12.75	(4.07)	45,680	0.86		1.69	1.08	18
13.55	10.86	242,131	0.86		1.86	1.10	15
12.47	27.92	144,494	0.86		2.39	1.16	14
18.38	(43.70)	86,640	0.90	(h)	2.86	1.19	13

15.14	12.56	962,264	0.80		2.12	0.97	5
13.52	8.23	682,861	0.80		2.26	1.00	5
12.75	1.20	347,040	0.81		2.23	1.01	18

15.14	12.46	256,266	1.05		1.78	1.22	5
13.52	7.91	210,375	1.05		2.02	1.25	5
12.76	(4.26)	186,425	1.06		1.76	1.27	18
13.56	10.72	241,123	1.06		1.74	1.29	15
12.47	27.73	260,814	1.06		2.28	1.37	14
18.38	(43.82)	277,313	1.10	(h)	2.10	1.37	13

(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Calculated based upon average shares outstanding.
(g)	Amount rounds to less than $0.01.
(h)	Includes interest expense of 0.04%.
(i)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2013	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	121

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions	Redemption fees
International Equity Index Fund
Class A
Six Months Ended April 30, 2013 (Unaudited)	$17.24	$0.15	(f)	$2.43	$2.58	$(0.42)	$—	$(0.42)	$—
Year Ended October 31, 2012	16.83	0.37	(f)	0.45	0.82	(0.41)	—	(0.41)	—
Year Ended October 31, 2011	19.03	0.40	(f)	(2.16)	(1.76)	(0.44)	—	(0.44)	—	(g)
Year Ended October 31, 2010	17.89	0.33	(f)	1.10	1.43	(0.29)	—	(0.29)	—	(g)
Year Ended October 31, 2009	16.27	0.36	(f)	3.52	3.88	(0.70)	(1.56)	(2.26)	—	(g)
Year Ended October 31, 2008	33.43	0.78		(15.70)	(14.92)	(0.58)	(1.66)	(2.24)	—	(g)

Class B
Six Months Ended April 30, 2013 (Unaudited)	15.91	0.08	(f)	2.25	2.33	(0.29)	—	(0.29)	—
Year Ended October 31, 2012	15.52	0.23	(f)	0.43	0.66	(0.27)	—	(0.27)	—
Year Ended October 31, 2011	17.57	0.24	(f)	(1.99)	(1.75)	(0.30)	—	(0.30)	—	(g)
Year Ended October 31, 2010	16.54	0.18	(f)	1.02	1.20	(0.17)	—	(0.17)	—	(g)
Year Ended October 31, 2009	15.13	0.24	(f)	3.25	3.49	(0.52)	(1.56)	(2.08)	—	(g)
Year Ended October 31, 2008	31.25	0.55		(14.64)	(14.09)	(0.37)	(1.66)	(2.03)	—	(g)

Class C
Six Months Ended April 30, 2013 (Unaudited)	16.68	0.10	(f)	2.33	2.43	(0.30)	—	(0.30)	—
Year Ended October 31, 2012	16.27	0.25	(f)	0.44	0.69	(0.28)	—	(0.28)	—
Year Ended October 31, 2011	18.41	0.26	(f)	(2.09)	(1.83)	(0.31)	—	(0.31)	—	(g)
Year Ended October 31, 2010	17.35	0.20	(f)	1.06	1.26	(0.20)	—	(0.20)	—	(g)
Year Ended October 31, 2009	15.78	0.24	(f)	3.41	3.65	(0.52)	(1.56)	(2.08)	—	(g)
Year Ended October 31, 2008	32.52	0.57		(15.24)	(14.67)	(0.41)	(1.66)	(2.07)	—	(g)

Class R2
Six Months Ended April 30, 2013 (Unaudited)	17.03	0.16	(f)	2.35	2.51	(0.39)	—	(0.39)	—
Year Ended October 31, 2012	16.66	0.32	(f)	0.45	0.77	(0.40)	—	(0.40)	—
Year Ended October 31, 2011	18.86	0.32	(f)	(2.12)	(1.80)	(0.40)	—	(0.40)	—	(g)
Year Ended October 31, 2010	17.76	0.28	(f)	1.10	1.38	(0.28)	—	(0.28)	—	(g)
November 3, 2008 (h) through October 31, 2009	16.32	0.27	(f)	3.48	3.75	(0.75)	(1.56)	(2.31)	—	(g)

Select Class
Six Months Ended April 30, 2013 (Unaudited)	17.36	0.16	(f)	2.46	2.62	(0.46)	—	(0.46)	—
Year Ended October 31, 2012	16.96	0.41	(f)	0.45	0.86	(0.46)	—	(0.46)	—
Year Ended October 31, 2011	19.17	0.45	(f)	(2.17)	(1.72)	(0.49)	—	(0.49)	—	(g)
Year Ended October 31, 2010	18.01	0.37	(f)	1.12	1.49	(0.33)	—	(0.33)	—	(g)
Year Ended October 31, 2009	16.39	0.42	(f)	3.51	3.93	(0.75)	(1.56)	(2.31)	—	(g)
Year Ended October 31, 2008	33.65	0.80		(15.75)	(14.95)	(0.65)	(1.66)	(2.31)	—	(g)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Calculated based upon average shares outstanding.
(g)	Amount rounds to less than $0.01.
(h)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

122	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2013

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earning credits	Portfolio turnover rate (b)(e)

$19.40	15.15%	$103,854	0.91%	1.71%	1.32%	22%
17.24	5.16	96,191	1.07	2.27	1.31	19
16.83	(9.45)	99,046	1.07	2.16	1.31	40
19.03	8.09	124,178	1.07	1.89	1.34	39
17.89	27.74	109,441	1.07	2.40	1.37	37
16.27	(47.49)	82,272	1.07	2.97	1.27	18

17.95	14.77	2,880	1.55	0.98	1.82	22
15.91	4.43	3,060	1.79	1.54	1.82	19
15.52	(10.11)	4,154	1.78	1.41	1.81	40
17.57	7.32	6,503	1.80	1.11	1.83	39
16.54	26.78	8,179	1.80	1.72	1.87	37
15.13	(47.88)	8,547	1.77	2.18	1.77	18

18.81	14.72	19,448	1.54	1.13	1.82	22
16.68	4.43	16,291	1.79	1.57	1.81	19
16.27	(10.08)	15,428	1.78	1.46	1.81	40
18.41	7.34	18,148	1.80	1.19	1.83	39
17.35	26.74	16,231	1.80	1.63	1.87	37
15.78	(47.85)	10,639	1.77	2.16	1.77	18

19.15	14.96	1,353	1.12	1.76	1.58	22
17.03	4.94	786	1.32	1.97	1.56	19
16.66	(9.72)	463	1.32	1.77	1.55	40
18.86	7.88	251	1.32	1.62	1.59	39
17.76	26.96	234	1.32	1.77	1.62	37

19.52	15.31	356,249	0.67	1.73	1.07	22
17.36	5.40	469,065	0.82	2.51	1.06	19
16.96	(9.21)	502,764	0.82	2.40	1.05	40
19.17	8.37	516,537	0.82	2.08	1.08	39
18.01	28.02	772,784	0.82	2.76	1.12	37
16.39	(47.35)	714,939	0.82	3.09	1.02	18

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2013	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	123

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Redemption fees
International Opportunities Fund
Class A
Six Months Ended April 30, 2013 (Unaudited)	$12.45	$0.16	(f)	$1.64	$1.80	$(0.28)	$—
Year Ended October 31, 2012	12.00	0.23	(f)	0.56	0.79	(0.34)	—
Year Ended October 31, 2011	13.20	0.19	(f)	(1.08)	(0.89)	(0.31)	—	(g)
Year Ended October 31, 2010	12.10	0.15	(f)	1.24	1.39	(0.29)	—	(g)
Year Ended October 31, 2009	9.95	0.19	(f)	2.16	2.35	(0.20)	—	(g)
Year Ended October 31, 2008	18.40	0.30	(f)	(8.48)	(8.18)	(0.27)	—	(g)

Class B
Six Months Ended April 30, 2013 (Unaudited)	12.46	0.11	(f)	1.66	1.77	(0.18)	—
Year Ended October 31, 2012	11.93	0.18	(f)	0.56	0.74	(0.21)	—
Year Ended October 31, 2011	13.09	0.15	(f)	(1.10)	(0.95)	(0.21)	—	(g)
Year Ended October 31, 2010	12.03	0.08	(f)	1.23	1.31	(0.25)	—	(g)
Year Ended October 31, 2009	9.83	0.14	(f)	2.16	2.30	(0.10)	—	(g)
Year Ended October 31, 2008	18.20	0.23	(f)	(8.39)	(8.16)	(0.21)	—	(g)

Class C
Six Months Ended April 30, 2013 (Unaudited)	12.15	0.12	(f)	1.60	1.72	(0.20)	—
Year Ended October 31, 2012	11.65	0.18	(f)	0.55	0.73	(0.23)	—
Year Ended October 31, 2011	12.84	0.15	(f)	(1.07)	(0.92)	(0.27)	—	(g)
Year Ended October 31, 2010	11.82	0.09	(f)	1.20	1.29	(0.27)	—	(g)
Year Ended October 31, 2009	9.77	0.13	(f)	2.11	2.24	(0.19)	—	(g)
Year Ended October 31, 2008	18.21	0.23	(f)	(8.35)	(8.12)	(0.32)	—	(g)

Class R6
Six Months Ended April 30, 2013 (Unaudited)	12.69	0.19	(f)	1.67	1.86	(0.32)	—
Year Ended October 31, 2012	12.20	0.31	(f)	0.56	0.87	(0.38)	—
November 30, 2010 (h) through October 31, 2011	12.78	0.27	(f)	(0.48)	(0.21)	(0.37)	—	(g)

Institutional Class
Six Months Ended April 30, 2013 (Unaudited)	12.69	0.18	(f)	1.68	1.86	(0.31)	—
Year Ended October 31, 2012	12.20	0.30	(f)	0.56	0.86	(0.37)	—
Year Ended October 31, 2011	13.42	0.23	(f)	(1.09)	(0.86)	(0.36)	—	(g)
Year Ended October 31, 2010	12.29	0.22	(f)	1.24	1.46	(0.33)	—	(g)
Year Ended October 31, 2009	10.13	0.25	(f)	2.18	2.43	(0.27)	—	(g)
Year Ended October 31, 2008	18.72	0.38	(f)	(8.62)	(8.24)	(0.35)	—	(g)

Select Class
Six Months Ended April 30, 2013 (Unaudited)	12.64	0.17	(f)	1.68	1.85	(0.30)	—
Year Ended October 31, 2012	12.15	0.28	(f)	0.56	0.84	(0.35)	—
Year Ended October 31, 2011	13.37	0.26	(f)	(1.14)	(0.88)	(0.34)	—	(g)
Year Ended October 31, 2010	12.24	0.19	(f)	1.25	1.44	(0.31)	—	(g)
Year Ended October 31, 2009	10.07	0.22	(f)	2.18	2.40	(0.23)	—	(g)
Year Ended October 31, 2008	18.60	0.34	(f)	(8.56)	(8.22)	(0.31)	—	(g)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Calculated based upon average shares outstanding.
(g)	Amount rounds to less than $0.01.
(h)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

124	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2013

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earning credits	Portfolio turnover rate (b)(e)

$13.97	14.59%	$95,653	1.25%	2.41%	1.26%	21%
12.45	6.95	67,472	1.29	1.91	1.30	45
12.00	(6.91)	47,855	1.28	1.45	1.28	76
13.20	11.67	13,904	1.34	1.23	1.36	57
12.10	24.17	13,773	1.41	1.84	1.42	85
9.95	(45.06)	6,700	1.39	1.99	1.39	70

14.05	14.35	419	1.75	1.73	1.75	21
12.46	6.46	462	1.79	1.54	1.80	45
11.93	(7.40)	702	1.78	1.18	1.79	76
13.09	11.01	949	1.85	0.65	1.86	57
12.03	23.62	1,716	1.91	1.34	1.92	85
9.83	(45.31)	879	1.89	1.48	1.89	70

13.67	14.29	657	1.75	1.90	1.75	21
12.15	6.47	531	1.79	1.55	1.80	45
11.65	(7.37)	576	1.78	1.14	1.79	76
12.84	11.05	849	1.85	0.77	1.86	57
11.82	23.50	636	1.91	1.20	1.92	85
9.77	(45.31)	87	1.89	1.58	1.89	70

14.23	14.89	921,486	0.75	2.91	0.76	21
12.69	7.59	692,117	0.79	2.58	0.79	45
12.20	(1.85)	373,613	0.78	2.27	0.78	76

14.24	14.87	55,254	0.85	2.76	0.86	21
12.69	7.45	41,574	0.89	2.47	0.90	45
12.20	(6.59)	39,362	0.89	1.73	0.90	76
13.42	12.12	272,487	0.91	1.75	0.96	57
12.29	24.70	161,023	0.92	2.41	1.02	85
10.13	(44.77)	126,248	0.92	2.48	0.98	70

14.19	14.79	39,156	1.00	2.61	1.01	21
12.64	7.28	33,029	1.04	2.35	1.05	45
12.15	(6.77)	28,476	1.03	1.97	1.04	76
13.37	11.93	30,537	1.09	1.56	1.11	57
12.24	24.41	28,588	1.16	2.12	1.17	85
10.07	(44.87)	23,645	1.14	2.20	1.14	70

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2013	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	125

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions	Redemption fees
International Value Fund
Class A
Six Months Ended April 30, 2013 (Unaudited)	$12.18	$0.10	(f)	$1.84	$1.94	$(0.29)	$—	$(0.29)	$—
Year Ended October 31, 2012	12.05	0.31	(f)	0.21	0.52	(0.39)	—	(0.39)	—
Year Ended October 31, 2011	13.36	0.28	(f)	(1.17)	(0.89)	(0.42)	—	(0.42)	—	(g)
Year Ended October 31, 2010	12.27	0.17	(f)	1.20	1.37	(0.28)	—	(0.28)	—	(g)
Year Ended October 31, 2009	10.32	0.23	(f)	2.06	2.29	(0.34)	—	(0.34)	—	(g)
Year Ended October 31, 2008	20.84	0.41	(f)	(9.73)	(9.32)	(0.22)	(0.98)	(1.20)	—	(g)

Class B
Six Months Ended April 30, 2013 (Unaudited)	12.03	0.07	(f)	1.82	1.89	(0.21)	—	(0.21)	—
Year Ended October 31, 2012	11.89	0.25	(f)	0.20	0.45	(0.31)	—	(0.31)	—
Year Ended October 31, 2011	13.18	0.21	(f)	(1.16)	(0.95)	(0.34)	—	(0.34)	—	(g)
Year Ended October 31, 2010	12.10	0.11	(f)	1.18	1.29	(0.21)	—	(0.21)	—	(g)
Year Ended October 31, 2009	10.12	0.18	(f)	2.03	2.21	(0.23)	—	(0.23)	—	(g)
Year Ended October 31, 2008	20.46	0.32	(f)	(9.56)	(9.24)	(0.12)	(0.98)	(1.10)	—	(g)

Class C
Six Months Ended April 30, 2013 (Unaudited)	11.84	0.07	(f)	1.79	1.86	(0.22)	—	(0.22)	—
Year Ended October 31, 2012	11.72	0.25	(f)	0.19	0.44	(0.32)	—	(0.32)	—
Year Ended October 31, 2011	13.01	0.21	(f)	(1.14)	(0.93)	(0.36)	—	(0.36)	—	(g)
Year Ended October 31, 2010	11.96	0.11	(f)	1.17	1.28	(0.23)	—	(0.23)	—	(g)
Year Ended October 31, 2009	10.04	0.18	(f)	2.02	2.20	(0.28)	—	(0.28)	—	(g)
Year Ended October 31, 2008	20.36	0.33	(f)	(9.51)	(9.18)	(0.16)	(0.98)	(1.14)	—	(g)

Class R2
Six Months Ended April 30, 2013 (Unaudited)	11.99	0.09	(f)	1.81	1.90	(0.27)	—	(0.27)	—
Year Ended October 31, 2012	11.86	0.28	(f)	0.19	0.47	(0.34)	—	(0.34)	—
Year Ended October 31, 2011	13.21	0.24	(f)	(1.15)	(0.91)	(0.44)	—	(0.44)	—	(g)
Year Ended October 31, 2010	12.19	0.11	(f)	1.21	1.32	(0.30)	—	(0.30)	—	(g)
November 3, 2008 (h) through October 31, 2009	10.33	0.09	(f)	2.15	2.24	(0.38)	—	(0.38)	—	(g)

Class R6
Six Months Ended April 30, 2013 (Unaudited)	12.38	0.16	(f)	1.85	2.01	(0.35)	—	(0.35)	—
Year Ended October 31, 2012	12.26	0.37	(f)	0.21	0.58	(0.46)	—	(0.46)	—
November 30, 2010 (h) through October 31, 2011	12.72	0.32	(f)	(0.30)	0.02	(0.48)	—	(0.48)	—	(g)

Institutional Class
Six Months Ended April 30, 2013 (Unaudited)	12.38	0.13	(f)	1.86	1.99	(0.33)	—	(0.33)	—
Year Ended October 31, 2012	12.26	0.36	(f)	0.20	0.56	(0.44)	—	(0.44)	—
Year Ended October 31, 2011	13.59	0.33	(f)	(1.19)	(0.86)	(0.47)	—	(0.47)	—	(g)
Year Ended October 31, 2010	12.47	0.25	(f)	1.19	1.44	(0.32)	—	(0.32)	—	(g)
Year Ended October 31, 2009	10.47	0.28	(f)	2.10	2.38	(0.38)	—	(0.38)	—	(g)
Year Ended October 31, 2008	21.11	0.50	(f)	(9.89)	(9.39)	(0.27)	(0.98)	(1.25)	—	(g)

Select Class
Six Months Ended April 30, 2013 (Unaudited)	12.31	0.12	(f)	1.85	1.97	(0.32)	—	(0.32)	—
Year Ended October 31, 2012	12.19	0.34	(f)	0.21	0.55	(0.43)	—	(0.43)	—
Year Ended October 31, 2011	13.50	0.31	(f)	(1.18)	(0.87)	(0.44)	—	(0.44)	—	(g)
Year Ended October 31, 2010	12.40	0.23	(f)	1.18	1.41	(0.31)	—	(0.31)	—	(g)
Year Ended October 31, 2009	10.42	0.25	(f)	2.10	2.35	(0.37)	—	(0.37)	—	(g)
Year Ended October 31, 2008	21.01	0.47	(f)	(9.84)	(9.37)	(0.24)	(0.98)	(1.22)	—	(g)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.

SEE NOTES TO FINANCIAL STATEMENTS.

126	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2013

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earning credits	Portfolio turnover rate (b)(e)

$13.83	16.13%	$158,423	1.34%	1.63%	1.34%	38%
12.18	4.64	124,691	1.35	2.66	1.37	62
12.05	(6.91)	113,976	1.34	2.15	1.36	60
13.36	11.35	143,259	1.34	1.41	1.35	92
12.27	23.08	134,648	1.36	2.20	1.36	98
10.32	(47.12)	79,202	1.32	2.59	1.32	86

13.71	15.91	2,908	1.84	1.07	1.84	38
12.03	4.04	2,932	1.85	2.20	1.87	62
11.89	(7.42)	3,557	1.84	1.61	1.86	60
13.18	10.81	5,337	1.84	0.91	1.85	92
12.10	22.50	6,517	1.86	1.80	1.86	98
10.12	(47.40)	7,321	1.82	2.03	1.82	86

13.48	15.87	16,772	1.84	1.12	1.84	38
11.84	4.04	14,311	1.85	2.23	1.87	62
11.72	(7.38)	16,510	1.84	1.60	1.86	60
13.01	10.81	19,646	1.84	0.89	1.85	92
11.96	22.60	18,081	1.86	1.77	1.86	98
10.04	(47.43)	12,159	1.82	2.12	1.82	86

13.62	16.03	1,069	1.59	1.37	1.59	38
11.99	4.27	881	1.60	2.43	1.62	62
11.86	(7.12)	694	1.59	1.84	1.61	60
13.21	11.00	856	1.60	0.90	1.61	92
12.19	22.73	423	1.60	0.76	1.60	98

14.04	16.47	49,021	0.84	2.43	0.84	38
12.38	5.11	25,945	0.84	3.06	0.87	62
12.26	(0.10)	50	0.84	2.57	0.86	60

14.04	16.36	838,809	0.94	2.04	0.94	38
12.38	5.00	639,798	0.94	3.03	0.97	62
12.26	(6.56)	545,034	0.94	2.48	0.96	60
13.59	11.79	421,538	0.92	2.04	0.95	92
12.47	23.75	347,238	0.95	2.60	0.96	98
10.47	(46.94)	149,326	0.92	3.09	0.92	86

13.96	16.22	1,601,816	1.09	1.89	1.09	38
12.31	4.87	1,458,864	1.10	2.92	1.12	62
12.19	(6.65)	1,413,804	1.09	2.37	1.12	60
13.50	11.56	943,998	1.09	1.84	1.10	92
12.40	23.51	1,132,171	1.11	2.42	1.11	98
10.42	(47.00)	564,867	1.07	2.91	1.07	86

(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Calculated based upon average shares outstanding.
(g)	Amount rounds to less than $0.01.
(h)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2013	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	127

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions	Redemption fees
Intrepid International Fund
Class A
Six Months Ended April 30, 2013 (Unaudited)	$15.90	$0.14	(f)	$2.30	$2.44	$(0.24)	$—	$(0.24)	$—
Year Ended October 31, 2012	15.32	0.25	(f)	0.49	0.74	(0.16)	—	(0.16)	—
Year Ended October 31, 2011	16.59	0.24	(f)	(1.27)	(1.03)	(0.24)	—	(0.24)	—	(g)
Year Ended October 31, 2010	14.99	0.12	(f)	1.73	1.85	(0.25)	—	(0.25)	—	(g)
Year Ended October 31, 2009	13.51	0.19	(f)	2.40	2.59	(1.11)	—	(1.11)	—	(g)
Year Ended October 31, 2008	27.57	0.49	(f)	(13.93)	(13.44)	(0.23)	(0.39)	(0.62)	—	(g)

Class C
Six Months Ended April 30, 2013 (Unaudited)	16.00	0.09	(f)	2.32	2.41	(0.15)	—	(0.15)	—
Year Ended October 31, 2012	15.36	0.18	(f)	0.50	0.68	(0.04)	—	(0.04)	—
Year Ended October 31, 2011	16.61	0.15	(f)	(1.26)	(1.11)	(0.14)	—	(0.14)	—	(g)
Year Ended October 31, 2010	14.99	0.05	(f)	1.73	1.78	(0.16)	—	(0.16)	—	(g)
Year Ended October 31, 2009	13.37	0.13	(f)	2.41	2.54	(0.92)	—	(0.92)	—	(g)
Year Ended October 31, 2008	27.33	0.38	(f)	(13.80)	(13.42)	(0.15)	(0.39)	(0.54)	—	(g)

Class R2
Six Months Ended April 30, 2013 (Unaudited)	15.74	0.11	(f)	2.29	2.40	(0.19)	—	(0.19)	—
Year Ended October 31, 2012	15.21	0.19	(f)	0.50	0.69	(0.16)	—	(0.16)	—
Year Ended October 31, 2011	16.46	0.17	(f)	(1.22)	(1.05)	(0.20)	—	(0.20)	—	(g)
Year Ended October 31, 2010	14.86	0.08	(f)	1.72	1.80	(0.20)	—	(0.20)	—	(g)
November 3, 2008 (i) through October 31, 2009	13.56	0.16	(f)	2.32	2.48	(1.18)	—	(1.18)	—	(g)

Institutional Class
Six Months Ended April 30, 2013 (Unaudited)	16.24	0.19	(f)	2.34	2.53	(0.32)	—	(0.32)	—
Year Ended October 31, 2012	15.66	0.33	(f)	0.50	0.83	(0.25)	—	(0.25)	—
Year Ended October 31, 2011	16.94	0.32	(f)	(1.29)	(0.97)	(0.31)	—	(0.31)	—	(g)
Year Ended October 31, 2010	15.27	0.19	(f)	1.78	1.97	(0.30)	—	(0.30)	—	(g)
Year Ended October 31, 2009	13.76	0.25	(f)	2.46	2.71	(1.20)	—	(1.20)	—	(g)
Year Ended October 31, 2008	28.05	0.60	(f)	(14.17)	(13.57)	(0.33)	(0.39)	(0.72)	—	(g)

Select Class
Six Months Ended April 30, 2013 (Unaudited)	16.46	0.16	(f)	2.38	2.54	(0.27)	—	(0.27)	—
Year Ended October 31, 2012	15.85	0.30	(f)	0.51	0.81	(0.20)	—	(0.20)	—
Year Ended October 31, 2011	16.99	0.26	(f)	(1.28)	(1.02)	(0.12)	—	(0.12)	—	(g)
Year Ended October 31, 2010	15.31	0.15	(f)	1.79	1.94	(0.26)	—	(0.26)	—	(g)
Year Ended October 31, 2009	13.72	0.23	(f)	2.45	2.68	(1.09)	—	(1.09)	—	(g)
Year Ended October 31, 2008	27.96	0.57	(f)	(14.14)	(13.57)	(0.28)	(0.39)	(0.67)	—	(g)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Calculated based upon average shares outstanding.
(g)	Amount rounds to less than $0.01.
(h)	Includes interest expense of 0.01%.
(i)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

128	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2013

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)		Net investment income (loss)	Expenses without waivers, reimbursements and earning credits	Portfolio turnover rate (b)(e)

$18.10	15.47%	$43,574	1.49%		1.64%	1.55%	20%
15.90	4.97	32,231	1.50		1.65	1.62	46
15.32	(6.30)	31,942	1.50		1.42	1.61	79
16.59	12.54	23,960	1.50		0.78	1.73	92
14.99	21.38	23,506	1.51	(h)	1.51	1.63	95
13.51	(49.72)	13,027	1.51		2.25	1.53	126

18.26	15.13	1,065	1.99		1.08	2.05	20
16.00	4.45	875	2.00		1.18	2.12	46
15.36	(6.75)	1,018	2.00		0.91	2.11	79
16.61	12.01	1,489	2.00		0.30	2.24	92
14.99	20.77	1,489	2.00	(h)	1.03	2.13	95
13.37	(49.97)	1,773	2.01	(h)	1.75	2.03	126

17.95	15.35	90	1.74		1.29	1.80	20
15.74	4.64	81	1.75		1.29	1.87	46
15.21	(6.48)	106	1.75		1.04	1.85	79
16.46	12.26	68	1.75		0.53	1.99	92
14.86	20.61	60	1.75	(h)	1.29	1.87	95

18.45	15.73	412,383	0.99		2.16	1.15	20
16.24	5.50	303,575	1.00		2.16	1.21	46
15.66	(5.85)	178,258	1.00		1.88	1.20	79
16.94	13.11	99,766	1.00		1.21	1.31	92
15.27	22.05	112,905	1.01	(h)	1.90	1.22	95
13.76	(49.49)	108,212	1.01	(h)	2.68	1.13	126

18.73	15.58	11,426	1.24		1.88	1.30	20
16.46	5.24	9,467	1.25		1.94	1.37	46
15.85	(6.08)	12,225	1.25		1.51	1.37	79
16.99	12.86	26,408	1.25		0.93	1.37	92
15.31	21.65	330,843	1.25	(h)	1.81	1.38	95
13.72	(49.58)	530,210	1.26	(h)	2.56	1.28	126

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2013	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	129

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2013 (Unaudited)

1. Organization

JPMorgan Trust I (“JPM I”) and JPMorgan Trust II (“JPM II”) (the “Trusts”) were formed on November 12, 2004, as Delaware statutory trusts, pursuant to Declarations of Trust dated November 5, 2004 and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies.

The following are 10 separate funds of the Trusts (collectively, the “Funds”) covered by this report:

	Classes Offered	Trust	Diversified/Non-Diversified
Emerging Economies Fund	Class A, Class C, Class R5 and Select Class	JPM I	Diversified
Emerging Markets Equity Fund	Class A, Class B, Class C, Institutional Class and Select Class	JPM I	Diversified
Global Equity Income Fund	Class A, Class C, Class R2, Class R5 and Select Class	JPM I	Diversified
Global Opportunities Fund	Class A, Class C, Class R2*, Class R5, Class R6* and Select Class	JPM I	Diversified
Global Research Enhanced Index Fund	Class A, Class C, Class R2, and Select Class	JPM I	Diversified
International Equity Fund	Class A, Class B, Class C, Class R2, Class R5, Class R6 and Select Class	JPM I	Diversified
International Equity Index Fund	Class A, Class B, Class C, Class R2 and Select Class	JPM II	Diversified
International Opportunities Fund	Class A, Class B, Class C, Class R6, Institutional Class and Select Class	JPM I	Diversified
International Value Fund	Class A, Class B, Class C, Class R2, Class R6, Institutional Class and Select Class	JPM I	Diversified
Intrepid International Fund	Class A, Class C, Class R2, Institutional Class and Select Class	JPM I	Diversified

*	Class R2 and R6 Shares commenced operations on November 1, 2011 for the Global Opportunities Fund.

Global Research Enhanced Index Fund commenced operations on February 28, 2013.

The investment objective of Emerging Economies Fund is to seek long-term capital growth.

The investment objective of Emerging Markets Equity Fund is to seek to provide high total return from a portfolio of equity securities from emerging markets issuers.

The investment objective of Global Equity Income Fund is to seek to provide both current income and long-term capital appreciation.

The investment objective of Global Opportunities Fund is to seek to provide long-term capital growth.

The investment objective of Global Research Enhanced Index Fund is to seek to provide long-term capital appreciation.

The investment objective of International Equity Fund is to seek total return from long-term capital growth and income. Total return consists of capital growth and current income.

The investment objective of International Equity Index Fund is to seek to provide investment results that correspond to the aggregate price and dividend performance of the securities in the MSCI EAFE Gross Domestic Product (“GDP”) Index.

The investment objective of International Opportunities Fund is to seek to provide high total return from a portfolio of equity securities of foreign companies in developed and, to a lesser extent, emerging markets.

The investment objective of International Value Fund is to seek to provide high total return from a portfolio of foreign company equity securities.

The investment objective of Intrepid International Fund is to seek to maximize long-term capital growth by investing primarily in equity securities in developed markets outside the U.S.

Effective November 1, 2009, Class B Shares of the Emerging Markets Equity Fund, International Equity Fund, International Equity Index Fund, International Opportunities Fund and International Value Fund may not be purchased or acquired by new or existing shareholders, except through exchanges from Class B Shares of another J.P. Morgan Fund and dividend reinvestments. Shareholders who have invested in Class B Shares prior to November 1, 2009 may continue to hold their Class B Shares until they convert automatically to Class A Shares.

Class A Shares generally provide for a front-end sales charge while Class B and Class C Shares provide for a contingent deferred sales charge (“CDSC”). Class B Shares automatically convert to Class A Shares after eight years. No sales charges are assessed with respect to Class R2, Class R5, Class R6, Select Class and Institutional Class Shares. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Funds’ prospectus.

130	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2013

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. Valuation of Investments — Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Funds are valued. Securities listed on the NASDAQ Stock Market LLC are generally valued at the NASDAQ Official Closing Price. Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value. Investments in other open-end investment companies are valued at each investment company’s net asset value per share (“NAV”) as of the report date.

Certain investments of the Funds may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Funds to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such services or values received are deemed not representative of fair value, values will be obtained from a third party broker-dealer or counterparty.

Securities or other assets for which market quotations are not readily available or for which market quotations are deemed to not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Funds’ securities. JPMorgan Funds Management, Inc. (the “Administrator”, or “JPMFM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (“JPMIM” or the “Advisor”), a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc. (“JPMAM”), which is a wholly-owned subsidiary of JPMorgan, JPMAM’s Legal and Compliance and JPMAM’s Risk Management and the Funds’ Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Funds’ valuation policies.

The VC or Board of Trustees, as applicable, primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days when the domestic market is closed. In accordance with procedures adopted by the Board of Trustees, the Funds apply fair value pricing on equity securities on a daily basis except for North American, Central American, South American and Caribbean equity securities held in their portfolios by utilizing the quotations of an independent pricing service, unless the Advisor determines that use of another valuation methodology is appropriate. The pricing service uses statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movement and changes in the prices of indices, securities and exchange rates in other markets, in determining fair value as of the time a Fund calculates its net asset values.

It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing, and at least a quarterly, basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing and broker and vendor due diligence.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report, are not reflected herein.

APRIL 30, 2013	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	131

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2013 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following tables represent each valuation input by country as presented on the Schedules of Portfolio Investments (“SOIs”) (amounts in thousands):

Emerging Economies Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Brazil	$73,768	$—	$—		$73,768
China	12,079	119,632	—		131,711
Cyprus	—	2,388	—		2,388
Egypt	—	2,984	—		2,984
Hong Kong	—	38,786	—	(a)	38,786
Hungary	—	5,452	—		5,452
India	17,675	32,244	—		49,919
Indonesia	—	3,401	—		3,401
Kazakhstan	—	4,283	—		4,283
Mexico	3,996	—	—		3,996
Poland	—	25,840	—		25,840
Qatar	—	4,005	—		4,005
Russia	9,610	52,846	—		62,456
South Africa	—	35,350	—		35,350
South Korea	—	96,289	—		96,289
Taiwan	24,083	56,067	—		80,150
Thailand	—	16,473	—		16,473
Turkey	—	52,100	—		52,100
United Arab Emirates	—	6,664	—		6,664
United Kingdom	—	5,099	—		5,099

Total Common Stocks	141,211	559,903	—	(a)	701,114

Preferred Stocks
Brazil	2,582	—	—		2,582

Total Preferred Stocks	2,582	—	—		2,582

Short-Term Investment
Investment Company	13,651	—	—		13,651

Total Investments in Securities	$157,444	$559,903	$—	(a)	$717,347

Emerging Markets Equity Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Brazil	$421,532	$—	$—		$421,532
Chile	26,239	—	—		26,239
China	2,586	243,279	—		245,865
Hong Kong	—	268,820	—		268,820
Hungary	—	22,678	—		22,678

132	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2013

Emerging Markets Equity Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
India	$78,945	$355,293	$—	$434,238
Indonesia	—	118,682	—	118,682
Luxembourg	59,724	—	—	59,724
Malaysia	—	38,125	—	38,125
Mexico	85,956	—	—	85,956
Russia	—	127,552	—	127,552
South Africa	—	353,065	—	353,065
South Korea	—	255,761	—	255,761
Taiwan	121,153	105,119	—	226,272
Thailand	—	32,088	—	32,088
Turkey	—	101,445	—	101,445
United Kingdom	—	124,636	—	124,636

Total Common Stocks	796,135	2,146,543	—	2,942,678

Preferred Stocks
Brazil	30,712	—	—	30,712
Short-Term Investment
Investment Company	81,355	—	—	81,355

Total Investments in Securities	$908,202	$2,146,543	$—	$3,054,745

Global Equity Income Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$4,619	$—	$4,619
Belgium	—	659	—	659
Brazil	671	—	—	671
Canada	878	—	—	878
China	—	1,034	—	1,034
Denmark	—	703	—	703
France	—	4,357	—	4,357
Germany	—	2,959	—	2,959
Hong Kong	—	968	—	968
Indonesia	—	697	—	697
Italy	—	1,883	—	1,883
Japan	—	5,888	—	5,888
Netherlands	—	3,295	—	3,295
Norway	—	1,281	—	1,281
Singapore	—	1,878	—	1,878
South Africa	—	342	—	342
Sweden	—	2,106	—	2,106
Switzerland	—	4,620	—	4,620
Taiwan	—	709	—	709
United Kingdom	18	7,294	—	7,312
United States	21,554	—	—	21,554

Total Common Stocks	23,121	45,292	—	68,413

Short-Term Investment
Investment Company	1,202	—	—	1,202

Total Investments in Securities	$24,323	$45,292	$—	$69,615

APRIL 30, 2013	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	133

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2013 (Unaudited) (continued)

Global Equity Income Fund (continued)
	Level 1 Quoted prices		Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange
Contracts	$—		$107	$—	$107
Futures Contracts	—	(b)	—	—	— (b)

Total Appreciation in Other Financial Instruments	$—		$107	$—	$107

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—		$(327)	$—	$(327)

Global Opportunities Fund
	Level 1 Quoted prices		Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Belgium	$—		$67	$—	$67
Canada	33		—	—	33
Denmark	—		25	—	25
Finland	—		36	—	36
France	—		220	—	220
Germany	—		181	—	181
Hong Kong	—		108	—	108
Ireland	50		100	—	150
Japan	—		503	—	503
Netherlands	—		231	—	231
South Korea	—		44	—	44
Spain	—		44	—	44
Sweden	—		57	—	57
Switzerland	68		190	—	258
Taiwan	—		38	—	38
United Kingdom	14		569	—	583
United States	2,710		—	—	2,710

Total	2,875		2,413	—	5,288

Preferred Stocks
Germany	—		50	—	50

Total Preferred Stocks	—		50	—	50

Total Investments in Securities	$2,875		$2,463	$—	$5,338

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—		$12	$—	$12

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—		$(10)	$—	$(10)

Global Research Enhanced Index Fund
	Level 1 Quoted prices		Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—		$25,018	$—	$25,018
Austria	—		260	—	260
Belgium	—		2,419	—	2,419
Bermuda	2,707		—	—	2,707

134	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2013

Global Research Enhanced Index Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Canada	$29,482	$—	$—		$29,482
China	—	575	—		575
Colombia	1	—	—		1
Denmark	—	4,130	—		4,130
Finland	—	2,441	—		2,441
France	—	25,197	—		25,197
Germany	—	23,651	—		23,651
Hong Kong	—	7,796	—		7,796
Ireland	5,685	1,622	—		7,307
Italy	—	5,654	—		5,654
Japan	—	59,729	—		59,729
Luxembourg	—	534	—		534
Netherlands	6	15,042	—		15,048
New Zealand	—	260	—		260
Norway	—	1,899	—		1,899
Portugal	—	1,263	—		1,263
Singapore	749	4,453	—		5,202
Spain	—	9,986	—		9,986
Sweden	—	5,592	—		5,592
Switzerland	5,037	28,687	—		33,724
United Kingdom	2,744	56,276	—		59,020
United States	393,695	—	—		393,695

Total Common Stocks	440,106	282,484	—		722,590

Preferred Stocks
Germany	—	3,417	—		3,417
United Kingdom	18	—	—		18

Total Preferred Stocks	18	3,417	—		3,435

Right
Netherlands	—	20	—		20
Short-Term Investment
Investment Company	65,501	—	—		65,501

Total Investments in Securities	$505,625	$285,921	$—		$791,546

Appreciation in Other Financial Instruments
Futures Contracts	$7	$—	$—		$7

Depreciation in Other Financial Instruments
Futures Contracts	$(15)	$—	$—		$(15)

International Equity Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Total Investments in Securities (c)	$83,858	$1,380,315	$—		$1,464,173

International Equity Index Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Australia	$—	$24,203	$—	(a)	$24,203
Austria	—	6,839	—		6,839
Belgium	—	8,806	—		8,806

APRIL 30, 2013	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	135

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2013 (Unaudited) (continued)

International Equity Index Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Bermuda	$—	$479	$—		$479
Brazil	915	—	—		915
Chile	2,977	—	—		2,977
China	—	3,341	—		3,341
Denmark	—	5,099	—		5,099
Finland	—	5,776	—		5,776
France	—	42,905	—		42,905
Germany	—	52,253	—		52,253
Greece	—	5,786	—		5,786
Hong Kong	—	5,049	—		5,049
Hungary	—	3,268	—		3,268
India	246	3,560	—		3,806
Ireland	215	2,810	—		3,025
Israel	526	2,607	—		3,133
Italy	—	33,202	—		33,202
Japan	—	96,117	—		96,117
Luxembourg	—	2,172	—		2,172
Mexico	3,374	—	—		3,374
Netherlands	—	16,646	—		16,646
New Zealand	—	2,176	—		2,176
Norway	—	7,226	—		7,226
Philippines	—	3,784	—		3,784
Portugal	—	5,633	—		5,633
Singapore	—	3,882	—		3,882
South Africa	—	3,133	—		3,133
South Korea	—	3,404	—		3,404
Spain	—	25,887	—		25,887
Sweden	—	8,266	—		8,266
Switzerland	—	14,125	—		14,125
Taiwan	—	3,866	—		3,866
Thailand	—	3,453	—		3,453
Turkey	—	3,489	—		3,489
United Kingdom	—	37,845	—		37,845
United States	—	54	—		54

Total Common Stocks	8,253	447,141	—	(a)	455,394

Preferred Stocks
Brazil	2,335	—	—		2,335
Chile	282	—	—		282
Germany	—	5,816	—		5,816
Italy	—	586	—		586
United Kingdom	5	—	—		5

Total Preferred Stocks	2,622	6,402	—		9,024

Investment Companies
United States	14,104	—	—		14,104

Total Investment Companies	14,104	—	—		14,104

Rights
Netherlands	—	63	—		63
Spain	—	1	—		1

Total Rights	—	64	—		64

Short-Term Investment
Investment Company	550	—	—		550

Total Investments in Securities	$25,529	$453,607	$—	(a)	$479,136

136	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2013

International Opportunities Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$28,232	$—	$28,232
Belgium	—	15,267	—	15,267
Canada	10,496	—	—	10,496
China	—	19,299	—	19,299
Denmark	—	12,439	—	12,439
Finland	—	10,078	—	10,078
France	—	117,932	—	117,932
Germany	—	90,735	—	90,735
Hong Kong	—	40,160	—	40,160
Ireland	—	22,730	—	22,730
Japan	—	220,003	—	220,003
Netherlands	—	62,087	—	62,087
South Korea	—	15,557	—	15,557
Spain	—	9,226	—	9,226
Sweden	—	42,627	—	42,627
Switzerland	—	100,295	—	100,295
Taiwan	—	11,314	—	11,314
United Kingdom	—	235,181	—	235,181

Total Common Stocks	10,496	1,053,162	—	1,063,658

Preferred Stocks
Germany	—	21,538	—	21,538

Total Preferred Stocks	—	21,538	—	21,538

Short-Term Investment
Investment Company	21,821	—	—	21,821

Total Investments in Securities	$32,317	$1,074,700	$—	$1,107,017

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$3,994	$—	$3,994

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(5,236)	$—	$(5,236)

International Value Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$72,197	$—	$72,197
Belgium	—	40,042	—	40,042
Brazil	14,095	—	—	14,095
Canada	12,716	—	—	12,716
China	—	65,084	—	65,084
Denmark	—	21,012	—	21,012
Finland	—	17,582	—	17,582
France	—	389,834	—	389,834
Germany	—	155,906	—	155,906
Hong Kong	—	72,720	—	72,720
Ireland	—	10,817	—	10,817
Italy	—	86,912	—	86,912
Japan	—	621,407	—	621,407

APRIL 30, 2013	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	137

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2013 (Unaudited) (continued)

International Value Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Netherlands	$—	$143,881	$—	$143,881
Norway	—	31,909	—	31,909
Russia	—	18,452	—	18,452
South Africa	—	6,956	—	6,956
South Korea	—	19,621	—	19,621
Spain	—	84,576	—	84,576
Sweden	—	44,058	—	44,058
Switzerland	—	137,881	—	137,881
United Kingdom	—	414,359	—	414,359

Total Common Stocks	26,811	2,455,206	—	2,482,017

Preferred Stocks
Germany	—	35,587	—	35,587

Total Preferred Stocks	—	35,587	—	35,587

Short-Term Investment
Investment Company	36,701	—	—	36,701

Total Investments in Securities	$63,512	$2,490,793	$—	$2,554,305

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$12,869	$—	$12,869
Futures Contracts	1,169	—	—	1,169

Total Appreciation in Other Financial Instruments	$1,169	$12,869	$—	$14,038

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(6,689)	$—	$(6,689)

Intrepid International Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$30,334	$—	$30,334
Austria	—	1,432	—	1,432
Belgium	—	5,383	—	5,383
Bermuda	—	1,553	—	1,553
Brazil	2,180	—	—	2,180
China	—	8,828	—	8,828
Denmark	—	2,471	—	2,471
Finland	—	978	—	978
France	—	39,609	—	39,609
Germany	—	37,319	—	37,319
Hong Kong	—	9,293	—	9,293
India	2,383	2,695	—	5,078
Indonesia	—	1,407	—	1,407
Ireland	1,241	2,876	—	4,117
Italy	—	6,867	—	6,867
Japan	—	96,090	—	96,090
Netherlands	—	23,571	—	23,571
Norway	—	5,035	—	5,035
Russia	—	1,158	—	1,158
Singapore	—	1,148	—	1,148
South Korea	—	3,867	—	3,867
Spain	—	8,854	—	8,854
Sweden	—	9,430	—	9,430

138	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2013

Intrepid International Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Switzerland	$—	$54,727	$—	$54,727
Taiwan	1,395	—	—	1,395
United Kingdom	129	89,477	—	89,606

Total Common Stocks	7,328	444,402	—	451,730

Preferred Stocks
Germany	—	4,361	—	4,361
Italy	—	1,271	—	1,271

Total Preferred Stocks	—	5,632	—	5,632

Short-Term Investment
Investment Company	11,138	—	—	11,138

Total Investments in Securities	$18,466	$450,034	$—	$468,500

(a)	Value is zero.
(b)	Amount rounds to less than $1,000.
(c)	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOIs. Level 1 consists of a money market mutual fund that is held for daily investments of cash and certain ADRs. Please refer to the SOIs for country specifics of portfolio holdings.

There were no transfers between Levels 1 and 2 during the six months ended April 30, 2013.

B. Restricted and Illiquid Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale and/or are illiquid. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933 (the “Securities Act”). An illiquid security is a security which cannot be disposed of promptly (within seven days) and in the usual course of business at approximately its fair value and includes, but is not limited to, repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists. Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net assets of the Funds. As of April 30, 2013, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.

The following is the value and percentage of net assets of illiquid securities as of April 30, 2013 (amounts in thousands):

	Value		Percentage
Emerging Economies Fund	$—	(a)	—%
International Equity Index Fund	—	(a)	—

(a)	Value is zero.

C. Futures Contracts — The Global Equity Income Fund, Global Research Enhanced Index Fund, International Equity Index Fund, International Opportunities Fund and International Value Fund use index futures contracts to gain or reduce exposure to the stock market, maintain liquidity and minimize transaction costs. The Funds also buy futures contracts to immediately invest incoming cash in the market or sell futures in response to cash outflows, thereby simulating an invested position in the underlying index while maintaining a cash balance for liquidity.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as unrealized appreciation (depreciation) in the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported in the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated in the SOIs and cash deposited is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.

The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds’ credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

APRIL 30, 2013	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	139

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2013 (Unaudited) (continued)

The table below discloses the volume of the Funds’ futures contracts activity during the six months ended April 30, 2013 (amounts in thousands):

	Global Equity Income Fund	Global Research Enhanced Index Fund		International Equity Index Fund	International Opportunities Fund	International Value Fund
Futures Contracts:
Average Notional Balance Long	$799	$10,819	(a)	$834	$1,645	$23,332
Ending Notional Balance Long	1,011	21,560		—	—	52,451

(a)	For the period March 1, 2013 through April 30, 2013.

D. Forward Foreign Currency Exchange Contracts — The Global Equity Income Fund, Global Opportunities Fund, International Opportunities Fund and International Value Fund may be exposed to foreign currency risks associated with portfolio investments and therefore use forward foreign currency exchange contracts to hedge or manage these exposures. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Funds record a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

The table below discloses the volume of the Funds’ forward foreign currency exchange contracts activity during the six months ended

April 30, 2013 (amounts in thousands):

	Global Equity Income Fund	Global Opportunities Fund	International Opportunities Fund	International Value Fund
Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased	$5,724	$796	$232,993	$517,083
Average Settlement Value Sold	13,996	763	204,166	415,837
Ending Settlement Value Purchased	6,427	777	415,178	850,037
Ending Settlement Value Sold	18,513	662	386,242	709,417

E. Summary of Derivatives Information — The following tables present the value of derivatives held as of April 30, 2013, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities (amounts in thousands):

Global Equity Income Fund

Derivative Contract	Statement of Assets and Liabilities Location
Assets:		Futures Contracts (a)		Forward Foreign Currency Exchange Contracts
Forward Foreign Currency Exchange Contracts	Receivables	$—		$107
Equity contracts	Receivables, Net Assets — Unrealized Appreciation	—	(b)	—

Total		$—	(b)	$107

Liabilities:
Forward Foreign Currency Exchange Contracts	Payables	$—		$(327)

Global Opportunities Fund

Derivative Contract	Statement of Assets and Liabilities Location
Assets:		Forward Foreign Currency Exchange Contracts
Foreign Currency Contracts	Receivables	$12

Liabilities:
Foreign Currency Contracts	Payables	$(10)

140	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2013

Global Research Enhanced Index Fund

Derivative Contract	Statement of Assets and Liabilities Location
Assets:		Futures Contracts (a)
Equity contracts	Receivables, Net Assets — Unrealized Appreciation	$7

Liabilities:
Equity contracts	Payables, Net Assets — Unrealized Depreciation	$(15)

International Opportunities Fund

Derivative Contract	Statement of Assets and Liabilities Location
Assets:		Forward Foreign Currency Exchange Contracts
Foreign Currency Contracts	Receivables	$3,994

Liabilities:
Foreign Currency Contracts	Payables	$(5,236)

International Value Fund

Derivative Contract	Statement of Assets and Liabilities Location
Assets:		Futures Contracts (a)	Forward Foreign Currency Exchange Contracts
Forward Foreign Currency Exchange Contracts	Receivables	$—	$12,869
Equity contracts	Receivables, Net Assets — Unrealized Appreciation	1,169	—

Total		$1,169	$12,869

Liabilities:
Forward Foreign Currency Exchange Contracts	Payables	$—	$(6,689)

(a)	This amount represents the cumulative appreciation (depreciation) of futures contracts as reported in the SOIs. The Statements of Assets & Liabilities only reflects the current day variation margin receivable/payable to brokers.
(b)	Amount rounds to less than $1,000.

The following tables present the effect of derivatives on the Statements of Operations for the six months ended April 30, 2013, by primary underlying risk exposure (amounts in thousands):

Global Equity Income Fund

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivative Contract	Futures Contracts	Forward Foreign Currency Exchange Contracts	Total
Foreign Exchange Contracts	$—	$156	$156
Equity contracts	8	—	8

Total	$8	$156	$164

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivative Contract	Futures Contracts		Forward Foreign Currency Exchange Contracts	Total
Foreign Exchange Contracts	$—		$(238)	$(238)
Equity contracts	—	(a)	—	— (a)

Total	$—	(a)	$(238)	$(238)

APRIL 30, 2013	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	141

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2013 (Unaudited) (continued)

Global Opportunities Fund

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivative Contract	Forward Foreign Currency Exchange Contracts
Foreign Exchange Contracts	$1

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivative Contract	Forward Foreign Currency Exchange Contracts
Foreign Exchange Contracts	$12

Global Research Enhanced Index Fund

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivative Contract	Futures Contracts
Equity contracts	$1,291

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivative Contract	Futures Contracts
Equity contracts	$(8)

International Equity Index Fund

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivative Contract	Futures Contracts
Equity contracts	$724

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivative Contract	Futures Contracts
Equity contracts	$(6)

International Opportunities Fund

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivative Contract	Futures Contracts	Forward Foreign Currency Exchange Contracts	Total
Foreign Exchange Contracts	$—	$(701)	$(701)
Equity contracts	1,697	—	1,697

Total	$1,697	$(701)	$996

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivative Contract	Futures Contracts	Forward Foreign Currency Exchange Contracts	Total
Foreign Exchange Contracts	$—	$719	$719
Equity contracts	40	—	40

Total	$40	$719	$759

142	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2013

International Value Fund

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivative Contract	Futures Contracts	Forward Foreign Currency Exchange Contracts	Total
Foreign Exchange Contracts	$—	$7,198	$7,198
Equity contracts	5,740	—	5,740

Total	$5,740	$7,198	$12,938

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivative Contract	Futures Contracts	Forward Foreign Currency Exchange Contracts	Total
Foreign Exchange Contracts	$—	$6,125	$6,125
Equity contracts	843	—	843

Total	$843	$6,125	$6,968

The Funds’ derivatives contracts held at April 30, 2013 are not accounted for as hedging instruments under GAAP.

F. Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.

Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the period, the Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held or sold during the period. Accordingly, such foreign currency gains (losses) are included in the reported net realized and unrealized gains (losses) on investment transactions on the Statements of Operations.

Reported realized foreign currency gains or losses arise from the disposition of foreign currency, purchase of foreign currency in certain countries (such as Brazil) that impose a tax on such purchases, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized foreign currency gains and losses arise from changes (due to changes in the exchange rate) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end.

G. Offering and Organizational Costs — Total offering costs of approximately $52,000 incurred in connection with the offering of shares of the Global Research Enhanced Index Fund are amortized on a straight line basis over 12 months from the date the Fund commenced operations. Costs paid in connection with the organization of the Fund, if any, were recorded as an expense at the time it commenced operations and are included as part of Professional fees in the Statements of Operations.

H. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when a fund first learns of the dividend.

I. Allocation of Income and Expenses — Expenses directly attributable to a fund are charged directly to that fund, while the expenses attributable to more than one fund of the Trusts are allocated among the respective funds. In calculating the NAV of each class, investment income, realized and unrealized gains and losses and expenses, other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

J. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds’ tax positions for all open tax years and has determined that as of April 30, 2013, no liability for income tax is required in the Funds’ financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each of the Fund’s Federal tax returns for the prior three fiscal years, or since inception if shorter, remain subject to examination by the Internal Revenue Service.

K. Foreign Taxes — The Funds may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest. The Funds are subject to a tax imposed on short-term capital gains on securities of issuers domiciled in India. The Funds record an estimated deferred tax liability for these securities that have been held for less than one year at the end of

APRIL 30, 2013	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	143

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2013 (Unaudited) (continued)

the reporting period, assuming those positions were disposed of at the end of the period. This amount, if any, is reported as Deferred India capital gains tax in the accompanying Statements of Assets and Liabilities. Short-term realized capital losses on the sale of securities of issuers domiciled in India can be carried forward for eight years to offset potential future short-term realized capital gains.

India has recently enacted rules imposing a tax on indirect transfers of Indian shares, although additional guidance from the Indian tax authorities is awaited. At present, management does not believe that such tax will be applicable to the Funds. However, management’s conclusion, regarding this and other foreign tax matters, may be subject to future review based on changes in, or the interpretation of, the accounting standards and the tax laws and regulations.

L. Distributions to Shareholders — Distributions from net investment income if any, are generally declared and paid annually, except for Global Equity Income Fund, which are declared and paid monthly and for International Equity Fund, which are declared and paid quarterly. Distributions are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to the Investment Advisory Agreement, JPMIM supervises the investments of each Fund and for such services is paid a fee. The fee is accrued daily and paid monthly based on each Fund’s respective average daily net assets.

The annual rate for each Fund is as follows:

Emerging Economies Fund	1.00%
Emerging Markets Equity Fund	1.00
Global Equity Income Fund	0.80
Global Opportunities Fund	0.60
Global Research Enhanced Index Fund	0.20
International Equity Fund	0.80
International Equity Index Fund	0.55
International Opportunities Fund	0.60
International Value Fund	0.60
Intrepid International Fund	0.85

The Advisor waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.F.

B. Administration Fee — Pursuant to an Administration Agreement, the Administrator provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.15% of the first $25 billion of the average daily net assets of all funds in the J.P. Morgan Funds Complex (excluding certain funds of funds and money market funds) and 0.075% of the average daily net assets in excess of $25 billion of all such funds. For the six months ended April 30, 2013, the annualized effective rate was 0.08% of each Fund’s average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

The Administrator waived Administration fees as outlined in Note 3.F.

JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Funds’ sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (the “Distributor”), a wholly-owned subsidiary of JPMorgan, serves as the Trusts’ exclusive underwriter and promotes and arranges for the sale of each Fund’s shares.

The Board of Trustees has adopted a Distribution Plan (the “Distribution Plan”) for Class A, Class B, Class C and Class R2 Shares of the Funds in accordance with Rule 12b-1 under the 1940 Act. The Distribution Plan provides that each Fund shall pay distribution fees, including payments to the Distributor, at annual rates of the average daily net assets as shown in the table below:

	Class A	Class B	Class C	Class R2
Emerging Economies Fund	0.25%	n/a	0.75%	n/a
Emerging Markets Equity Fund	0.25	0.75%	0.75	n/a
Global Equity Income Fund	0.25	n/a	0.75	0.50%
Global Opportunities Fund	0.25	n/a	0.75	0.50
Global Research Enhanced Index Fund	0.25	n/a	0.75	0.50
International Equity Fund	0.25	0.75	0.75	0.50
International Equity Index Fund	0.25	0.75	0.75	0.50
International Opportunities Fund	0.25	0.75	0.75	n/a
International Value Fund	0.25	0.75	0.75	0.50
Intrepid International Fund	0.25	n/a	0.75	0.50

144	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2013

In addition, the Distributor is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class B and Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the six months ended April 30, 2013, the Distributor retained the following amounts (in thousands):

	Front-End Sales Charge		CDSC
Emerging Economies Fund	$15		$—	(a)
Emerging Markets Equity Fund	41		7
Global Equity Income Fund	4		—	(a)
Global Opportunities Fund	—	(a)	—
International Equity Fund	16		—	(a)
International Equity Index Fund	26		1
International Opportunities Fund	1		—	(a)
International Value Fund	26		—	(a)
Intrepid International Fund	1		—

(a)	Amount rounds to less than $1,000.

D. Shareholder Servicing Fees — The Trusts, on behalf of the Funds, have entered into a Shareholder Servicing Agreement with the Distributor under which the Distributor provides certain support services to the shareholders. The Class R6 Shares do not participate in the Shareholder Servicing Agreement. For performing these services, the Distributor receives a fee that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

	Class A	Class B	Class C	Class R2	Class R5	Institutional Class	Select Class
Emerging Economies Fund	0.25%	n/a	0.25%	n/a	0.05%	n/a	0.25%
Emerging Markets Equity Fund	0.25	0.25%	0.25	n/a	n/a	0.10%	0.25
Global Equity Income Fund	0.25	n/a	0.25	0.25%	0.05	n/a	0.25
Global Opportunities Fund	0.25	n/a	0.25	0.25	0.05	n/a	0.25
Global Research Enhanced Index Fund	0.25	n/a	0.25	0.25	n/a	n/a	0.25
International Equity Fund	0.25	0.25	0.25	0.25	0.05	n/a	0.25
International Equity Index Fund	0.25	0.25	0.25	0.25	n/a	n/a	0.25
International Opportunities Fund	0.25	0.25	0.25	n/a	n/a	0.10	0.25
International Value Fund	0.25	0.25	0.25	0.25	n/a	0.10	0.25
Intrepid International Fund	0.25	n/a	0.25	0.25	n/a	0.10	0.25

The Distributor has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds under which the Distributor will pay all or a portion of such fees earned to financial intermediaries for performing such services.

The Distributor waived Shareholder Servicing fees as outlined in Note 3.F.

E. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Funds. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees in the Statements of Operations. The Funds earn interest on uninvested cash balances held by the custodian.

Interest income, if any, earned on cash balances at the custodian, is included as Interest income from affiliates in the Statements of Operations.

Interest expense, if any, paid to the custodian related to cash overdrafts is included in Interest expense to affiliates in the Statements of Operations.

F. Waivers and Reimbursements — The Advisor, Administrator and Distributor have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses, dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

	Class A		Class B		Class C		Class R2		Class R5	Class R6	Institutional Class	Select Class
Emerging Economies Fund	1.60%		n/a		2.10%		n/a		1.15%	n/a	n/a	1.35%
Emerging Markets Equity Fund	2.00		2.50%		2.50		n/a		n/a	n/a	1.45%	1.75
Global Equity Income Fund	1.25		n/a		1.75		1.50%		0.80	n/a	n/a	1.00
Global Opportunities Fund	1.25		n/a		1.75		1.50		0.80	0.75%	n/a	1.00
Global Research Enhanced Index Fund	0.59		n/a		1.09		0.84		n/a	n/a	n/a	0.34
International Equity Fund	1.31		1.81		1.81		1.56		0.86	0.81	n/a	1.06
International Equity Index Fund	0.60	*	1.10	*	1.10	*	0.85	*	n/a	n/a	n/a	0.35	*

APRIL 30, 2013	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	145

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2013 (Unaudited) (continued)

	Class A	Class B	Class C	Class R2	Class R5	Class R6	Institutional Class	Select Class
International Opportunities Fund	1.31%	1.92%	1.92%	n/a	n/a	0.81%	0.91%	1.06%
International Value Fund	1.35	1.85	1.85	1.60%	n/a	0.85	0.95	1.10
Intrepid International Fund	1.50	n/a	2.00	1.75	n/a	n/a	1.00	1.25

*	Prior to February 28, 2013, the contractual expense limitations for International Equity Index Fund were 1.07%, 1.80%, 1.80% 1.32% and 0.82% for Class A, Class B, Class C, Class R2 and Select Class, respectively.

The expense limitation agreements were in effect for the six months ended April 30, 2013. The contractual expense limitation percentages in the table above are in place until at least February 28, 2014. In addition, the Funds’ service providers have voluntarily waived fees during the six months April 30, 2013. However, the Funds’ service providers are under no obligation to do so and may discontinue such voluntary waivers at any time.

For the six months ended April 30, 2013, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows (amounts in thousands). None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory	Administration	Shareholder Servicing	Total	Contractual Reimbursements
Emerging Economies Fund	$—	$157	$151	$308	$—
Global Equity Income Fund	140	21	13	174	—
Global Opportunities Fund	15	2	—	17	93
Global Research Enhanced Index Fund	12	2	77	91	16
International Equity Fund	461	523	—	984	—
International Equity Index Fund	380	75	647	1,102	—
Intrepid International Fund	—	97	171	268	—

Additionally, the Funds may invest in one or more money market funds advised by the Advisor or its affiliates. The Advisor, Administrator and Distributor, as shareholder servicing agent, waive fees in an amount sufficient to offset the respective fees each charges to the affiliated money market fund on the Funds’ investment in such affiliated money market fund. A portion of the waiver is voluntary.

The amounts of these waivers resulting from investments in these money market funds for the six months ended April 30, 2013 were as follows (amounts in thousands):

Emerging Economies Fund	$15
Emerging Markets Equity Fund	52
Global Equity Income Fund	1
International Equity Fund	34
International Equity Index Fund	4
International Opportunities Fund	25
International Value Fund	59
Intrepid International Fund	7

G. Other — Certain officers of the Trusts are affiliated with the Advisor, the Administrator and the Distributor. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Board of Trustees appointed a Chief Compliance Officer to the Funds in accordance with Federal securities regulations. Each Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees in the Statements of Operations.

The Trusts adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the six months ended April 30, 2013, the Funds may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Advisor.

146	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2013

The Funds may use related party broker-dealers. For the six months ended April 30, 2013, incurred brokerage commissions with broker-dealers affiliated with the Advisor were as follows (amounts in thousands):

Emerging Economies Fund	$—	(a)
Emerging Markets Equity Fund	1
Global Equity Income Fund	—	(a)
Global Opportunities Fund	—	(a)
Global Research Enhanced Index Fund	1
International Equity Fund	2
International Opportunities Fund	—	(a)
International Value Fund	1
Intrepid International Fund	—	(a)

(a)	Amount rounds to less than $1,000.

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments, subject to certain conditions.

4. Investment Transactions

During the six months ended April 30, 2013, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
Emerging Economies Fund	$381,720	$144,335
Emerging Markets Equity Fund	888,895	275,842
Global Equity Income Fund	40,878	15,351
Global Opportunities Fund	1,413	1,282
Global Research Enhanced Index Fund	712,044	7,851
International Equity Fund	254,565	62,988
International Equity Index Fund	121,368	293,356
International Opportunities Fund	354,354	190,130
International Value Fund	927,304	967,620
Intrepid International Fund	144,853	78,047

During the six months ended April 30, 2013, there were no purchases or sales of U.S. Government securities.

5. Federal Income Tax Matters

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of investment securities held at April 30, 2013 were as follows (amounts in thousands):

	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Emerging Economies Fund	$669,361	$73,892	$25,906	$47,986
Emerging Markets Equity Fund	2,491,193	611,092	47,540	563,552
Global Equity Income Fund	61,106	8,756	247	8,509
Global Opportunities Fund	4,344	1,053	59	994
Global Research Enhanced Index Fund	769,800	23,854	2,108	21,746
International Equity Fund	1,159,542	322.523	17,892	304,631
International Equity Index Fund	269,774	218,290	8,928	209,362
International Opportunities Fund	951,998	174,656	19,637	155,019
International Value Fund	2,038,992	548,853	33,540	515,313
Intrepid International Fund	372,866	97,832	2,198	95,634

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized by the Funds after October 31, 2011 may get carried forward indefinitely, and retain their character as short-term and/or long-term losses. Prior to the Act, net capital losses incurred by the Funds were carried forward for eight years and treated as short-term losses. The Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

APRIL 30, 2013	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	147

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2013 (Unaudited) (continued)

At October 31, 2012, the Funds had post-enactment net capital loss carryforwards as follows (amounts in thousands):

	Capital Loss Carryforward Character
	Short-Term	Long-Term
Emerging Economies Fund	$19,744	$13,924
Emerging Markets Equity Fund	26,125	59,597
Global Equity Income Fund	418	64
Global Opportunities Fund	222	—
International Equity Fund	—	9,002
International Equity Index Fund	4,418	10,230
International Opportunities Fund	8,636	10,241
International Value Fund	75,342	77,603
Intrepid International Fund	11,500	805

At October 31, 2012, the Funds had pre-enactment net capital loss carryforwards, expiring during the year indicated, which are available to offset future realized gains as follows: (amounts in thousands):

	2016	2017	2018	2019	Total
Emerging Economies Fund	$—	$1,890	$—	$16,730	$18,620
Emerging Markets Equity Fund	—	9,846	—	—	9,846
Global Equity Income Fund	—	—	—	142	142
Global Opportunities Fund	437	264	—	163	864
International Equity Fund	—	7,942	7,185	3,312	18,439
International Equity Index Fund	—	54,145	—	—	54,145
International Opportunities Fund	18,724	39,131	441	9,986	68,282
International Value Fund	119,474	241,545	63,767	—	424,786
Intrepid International Fund	293,716	250,971	—	—	544,687

6. Borrowings

The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPM II and may be relied upon by the Funds because they are investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

In addition, the Trusts and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 11, 2013.

The Funds had no borrowings outstanding from another fund or from the unsecured, uncommitted credit facility at April 30, 2013. Average borrowings from the Facility for, or at any time during, the period ended April 30, 2013, were as follows (amounts in thousands):

	Average Borrowings	Number of Days Outstanding	Interest Paid
International Equity Index Fund	$59,734	1	$—	(a)

(a)	Amount rounds to less than $1,000.

Interest expense paid, if any, as a result of borrowings from another fund or from the unsecured, uncommitted credit facility is included in Interest expense to affiliates in the Statements of Operations.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

One or more affiliates of the Advisor have investment discretion with respect to their clients’ holdings in the Funds, which collectively represent a significant portion of the Fund’s assets for each of the Emerging Markets Equity Fund, Global Research Enhanced Index Fund, International Equity Index Fund and International Value Fund.

148	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2013

In addition, the J.P. Morgan Investor Funds and the JPMorgan SmartRetirement Funds, which are affiliated funds of funds, own, in the aggregate more than 10% of the net assets of certain of the Funds as follows:

	J.P. Morgan Investor Funds	JPMorgan SmartRetirement Funds
Emerging Economies Fund	20.9%	57.3%
Emerging Markets Equity Fund	n/a	17.1
Global Research Enhanced Index Fund	20.1	n/a
International Equity Fund	n/a	47.3
International Equity Index Fund	34.6	n/a
International Opportunities Fund	n/a	62.4
Intrepid International Fund	n/a	77.3

Additionally, the Advisor owns a significant portion of the outstanding shares of Emerging Markets Equity Fund, Global Equity Income Fund and International Value Fund.

International Value Fund has a shareholder, which is an account maintained by a financial intermediary on behalf of its clients, that owns a significant portion of the Fund’s outstanding shares.

Significant shareholder transactions by these shareholders, if any, may impact the Funds’ performance.

The Funds may have elements of risk not typically associated with investments in the United States of America due to concentrated investments in a limited number of countries or regions, which may vary throughout the year depending on the Fund. Such concentrations may subject the Funds to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. securities.

As of April 30, 2013, substantially all of the Funds’ net assets consisted of securities that are denominated in foreign currencies. Changes in currency exchange rates will affect the value of, and investment income from, such securities.

As of April 30, 2013, International Equity Fund and International Opportunities Fund invested 23.9% and 21.2% of their respective total investments in issuers in the United Kingdom. International Equity Index Fund, International Value Fund and Intrepid International Fund invested 20.1%, 24.3% and 20.5% of their respective total investments in issuers in Japan. Global Equity Income Fund, Global Opportunities Fund and Global Research Enhanced Index Fund invested 31.0%, 50.8% and 49.7% of their respective total investments in issuers in the United States.

8. Transfers-In-Kind

On January 11, 2013, certain shareholders of International Equity Fund purchased shares and International Equity Fund received portfolio securities primarily by means of a subscription in-kind in exchange for shares of the Fund. Cash and portfolio securities were transferred as of the close of business on the date and at the market value listed below (amounts in thousands):

Market Value	Type
$47,211	Subscription-in-kind

APRIL 30, 2013	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	149

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, November 1, 2012, and continued to hold your shares at the end of the reporting period, April 30, 2013.

Actual Expenses

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value, November 1, 2012	Ending Account Value April 30, 2013	Expenses Paid During the Period	Annualized Expense Ratio
Emerging Economies Fund
Class A
Actual*	$1,000.00	$1,080.00	$8.20	1.59%
Hypothetical*	1,000.00	1,016.91	7.95	1.59
Class C
Actual*	1,000.00	1,077.50	10.77	2.09
Hypothetical*	1,000.00	1,014.43	10.44	2.09
Class R5
Actual*	1,000.00	1,083.10	5.89	1.14
Hypothetical*	1,000.00	1,019.14	5.71	1.14
Select Class
Actual*	1,000.00	1,082.10	6.92	1.34
Hypothetical*	1,000.00	1,018.15	6.71	1.34

Emerging Markets Equity Fund
Class A
Actual*	1,000.00	1,072.60	9.15	1.78
Hypothetical*	1,000.00	1,015.97	8.90	1.78
Class B
Actual*	1,000.00	1,070.30	11.70	2.28
Hypothetical*	1,000.00	1,013.49	11.38	2.28
Class C
Actual*	1,000.00	1,070.30	11.70	2.28
Hypothetical*	1,000.00	1,013.49	11.38	2.28
Institutional Class
Actual*	1,000.00	1,075.10	7.10	1.38
Hypothetical*	1,000.00	1,017.95	6.90	1.38
Select Class
Actual*	1,000.00	1,074.00	7.87	1.53
Hypothetical*	1,000.00	1,017.21	7.65	1.53

150	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2013

	Beginning Account Value, November 1, 2012	Ending Account Value April 30, 2013	Expenses Paid During the Period	Annualized Expense Ratio
Global Equity Income Fund
Class A
Actual*	$1,000.00	$1,140.60	$6.58	1.24%
Hypothetical*	1,000.00	1,018.65	6.21	1.24
Class C
Actual*	1,000.00	1,137.50	9.22	1.74
Hypothetical*	1,000.00	1,016.17	8.70	1.74
Class R2
Actual*	1,000.00	1,139.60	7.90	1.49
Hypothetical*	1,000.00	1,017.41	7.45	1.49
Class R5
Actual*	1,000.00	1,143.50	4.20	0.79
Hypothetical*	1,000.00	1,020.88	3.96	0.79
Select Class
Actual*	1,000.00	1,141.90	5.26	0.99
Hypothetical*	1,000.00	1,019.89	4.96	0.99

Global Opportunities Fund
Class A
Actual*	1,000.00	1,141.30	6.64	1.25
Hypothetical*	1,000.00	1,018.60	6.26	1.25
Class C
Actual*	1,000.00	1,138.70	9.28	1.75
Hypothetical*	1,000.00	1,016.12	8.75	1.75
Class R2
Actual*	1,000.00	1,139.30	7.96	1.50
Hypothetical*	1,000.00	1,017.36	7.50	1.50
Class R5
Actual*	1,000.00	1,143.80	4.25	0.80
Hypothetical*	1,000.00	1,020.83	4.01	0.80
Class R6
Actual*	1,000.00	1,143.60	3.99	0.75
Hypothetical*	1,000.00	1,021.08	3.76	0.75
Select Class
Actual*	1,000.00	1,142.50	5.31	1.00
Hypothetical*	1,000.00	1,019.84	5.01	1.00

Global Research Enhanced Index Fund
Class A
Actual**	1,000.00	1,052.70	1.01	0.59
Hypothetical*	1,000.00	1,021.87	2.96	0.59
Class C
Actual**	1,000.00	1,051.30	1.87	1.09
Hypothetical*	1,000.00	1,019.39	5.46	1.09
Class R2
Actual**	1,000.00	1,052.00	1.44	0.84
Hypothetical*	1,000.00	1,020.63	4.21	0.84
Select Class
Actual**	1,000.00	1,052.70	0.58	0.34
Hypothetical*	1,000.00	1,023.11	1.71	0.34

International Equity Fund
Class A
Actual*	1,000.00	1,122.90	6.84	1.30
Hypothetical*	1,000.00	1,018.35	6.51	1.30
Class B
Actual*	1,000.00	1,119.90	9.46	1.80
Hypothetical*	1,000.00	1,015.87	9.00	1.80

APRIL 30, 2013	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	151

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited) (continued)

Hypothetical $1,000 Investment

	Beginning Account Value, November 1, 2012	Ending Account Value April 30, 2013	Expenses Paid During the Period	Annualized Expense Ratio
International Equity Fund (continued)
Class C
Actual*	$1,000.00	$1,120.20	$9.46	1.80%
Hypothetical*	1,000.00	1,015.87	9.00	1.80
Class R2
Actual*	1,000.00	1,121.80	8.15	1.55
Hypothetical*	1,000.00	1,017.11	7.75	1.55
Class R5
Actual*	1,000.00	1,125.40	4.48	0.85
Hypothetical*	1,000.00	1,020.58	4.26	0.85
Class R6
Actual*	1,000.00	1,125.60	4.22	0.80
Hypothetical*	1,000.00	1,020.83	4.01	0.80
Select Class
Actual*	1,000.00	1,124.60	5.53	1.05
Hypothetical*	1,000.00	1,019.59	5.26	1.05

International Equity Index Fund
Class A
Actual*	1,000.00	1,151.50	4.85	0.91
Hypothetical*	1,000.00	1,020.28	4.56	0.91
Class B
Actual*	1,000.00	1,147.70	8.25	1.55
Hypothetical*	1,000.00	1,017.11	7.75	1.55
Class C
Actual*	1,000.00	1,147.20	8.20	1.54
Hypothetical*	1,000.00	1,017.16	7.70	1.54
Class R2
Actual*	1,000.00	1,149.60	5.97	1.12
Hypothetical*	1,000.00	1,019.24	5.61	1.12
Select Class
Actual*	1,000.00	1,153.10	3.58	0.67
Hypothetical*	1,000.00	1,021.47	3.36	0.67

International Opportunities Fund
Class A
Actual*	1,000.00	1,145.90	6.65	1.25
Hypothetical*	1,000.00	1,018.60	6.26	1.25
Class B
Actual*	1,000.00	1,143.50	9.30	1.75
Hypothetical*	1,000.00	1,016.12	8.75	1.75
Class C
Actual*	1,000.00	1,142.90	9.30	1.75
Hypothetical*	1,000.00	1,016.12	8.75	1.75
Class R6
Actual*	1,000.00	1,148.90	4.00	0.75
Hypothetical*	1,000.00	1,021.08	3.76	0.75
Institutional Class
Actual*	1,000.00	1,148.70	4.53	0.85
Hypothetical*	1,000.00	1,020.58	4.26	0.85
Select Class
Actual*	1,000.00	1,147.90	5.33	1.00
Hypothetical*	1,000.00	1,019.84	5.01	1.00

152	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2013

	Beginning Account Value, November 1, 2012	Ending Account Value April 30, 2013	Expenses Paid During the Period	Annualized Expense Ratio
International Value Fund
Class A
Actual*	$1,000.00	$1,161.30	$7.18	1.34%
Hypothetical*	1,000.00	1,018.15	6.71	1.34
Class B
Actual*	1,000.00	1,159.10	9.85	1.84
Hypothetical*	1,000.00	1,015.67	9.20	1.84
Class C
Actual*	1,000.00	1,158.70	9.85	1.84
Hypothetical*	1,000.00	1,015.67	9.20	1.84
Class R2
Actual*	1,000.00	1,160.30	8.52	1.59
Hypothetical*	1,000.00	1,016.91	7.95	1.59
Class R6
Actual*	1,000.00	1,164.70	4.51	0.84
Hypothetical*	1,000.00	1,020.63	4.21	0.84
Institutional Class
Actual*	1,000.00	1,163.60	5.04	0.94
Hypothetical*	1,000.00	1,020.13	4.71	0.94
Select Class
Actual*	1,000.00	1,162.20	5.84	1.09
Hypothetical*	1,000.00	1,019.39	5.46	1.09

Intrepid International Fund
Class A
Actual*	1,000.00	1,154.70	7.96	1.49
Hypothetical*	1,000.00	1,017.41	7.45	1.49
Class C
Actual*	1,000.00	1,151.30	10.61	1.99
Hypothetical*	1,000.00	1,014.93	9.94	1.99
Class R2
Actual*	1,000.00	1,153.50	9.29	1.74
Hypothetical*	1,000.00	1,016.17	8.70	1.74
Institutional Class
Actual*	1,000.00	1,157.30	5.30	0.99
Hypothetical*	1,000.00	1,019.89	4.96	0.99
Select Class
Actual*	1,000.00	1,155.80	6.63	1.24
Hypothetical*	1,000.00	1,018.65	6.21	1.24

*	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
**	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 61/365 (to reflect the actual period). The Fund commenced operations on February 28, 2013.

APRIL 30, 2013	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	153

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT — JPMORGAN GLOBAL RESEARCH ENHANCED INDEX FUND

(Unaudited)

The Board of Trustees meets regularly throughout the year and considers factors that are relevant to its annual consideration of investment advisory agreements at each meeting. The Board of Trustees has established various standing committees, composed of Trustees with diverse backgrounds, to which the Board of Trustees has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board of Trustees and its investment subcommittees (money market and alternative products, equity, and fixed income) also meet for the specific purpose of considering approvals of initial advisory agreements for new funds. At their November 2012 in-person meeting, the Trustees, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of any party to the initial advisory agreement or any of their affiliates (“Independent Trustees”), approved the initial investment advisory agreement (the “New Advisory Agreement”) for the JPMorgan Global Research Enhanced Index Fund (the “Fund”) whose semi-annual report is contained herein.

In connection with the approval of the New Advisory Agreement, the Trustees reviewed written materials prepared by the Advisor and received oral presentations from Advisor personnel. Prior to voting, the Trustees reviewed the proposed approval of the New Advisory Agreement with representatives of the Advisor and with counsels to the Trust and independent Trustees and received a memorandum from independent counsel to the Trustees discussing the legal standards for their consideration of the proposed approvals. The Trustees also discussed the proposed approvals in an executive session with counsels to the Trust and independent Trustees at which no representatives of the Advisor were present. Set forth below is a summary of the material factors evaluated by the Trustees in determining whether to approve the New Advisory Agreement.

In their deliberations, there was a comprehensive consideration of the information received by the Trustees. Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. The Trustees determined that the proposed compensation to be received by the Advisor from the Fund under the New Advisory Agreement was fair and reasonable and that the initial approval of the New Advisory Agreement was in the best interests of the Fund and its potential shareholders.

The factors summarized below were considered and discussed by the Trustees in reaching their conclusions:

Nature, Extent and Quality of Services Provided by the Advisor

In connection with the approval of the New Advisory Agreement, the Trustees considered the materials furnished specifically in connection with these approval items, as well as other relevant information furnished throughout the year and the Trustees’ experience with the Advisor and its services. The

Trustees considered the background and experience of the Advisor’s senior management and investment personnel, as well as the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Trustees also considered the investment strategy and investment process for the Fund, and the infrastructure supporting the portfolio management team. In addition, the Trustees considered information about the structure and distribution strategy of the Fund, how it fits within the J.P. Morgan Funds lineup, and how it will be positioned against identified peers.

The Board of Trustees also considered its knowledge of the nature and quality of the services provided by the Advisor to the J.P. Morgan Funds gained from their experience as Trustees of the J.P. Morgan Funds. In addition, they considered the overall reputation and capabilities of the Advisor and its affiliates, the commitment of the Advisor to provide high quality service to the J.P. Morgan Funds, their overall confidence in the Advisor’s integrity and the Advisor’s responsiveness to questions or concerns raised by them, including the Advisor’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the J.P. Morgan Funds.

Based on these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the investment advisory services to be provided to the Fund by the Advisor.

Fall-Out Benefits

The Trustees reviewed information regarding potential “fallout” or ancillary benefits received by the Advisor and its affiliates as a result of their relationship with the J.P. Morgan Funds. The Board considered that the Advisor stated that it does not intend to use third-party soft dollar arrangements with respect to securities transactions it executes for the Fund.

The Trustees also considered that JPMorgan Funds Management, Inc. (“JPMFM”) and JPMorgan Distribution Services, Inc. (“JPMDS”), affiliates of the Advisor, will earn fees from the Fund for providing administrative and shareholder services. The Trustees also considered the payments of Rule 12b-1 fees to JPMDS, which also acts as the Fund’s distributor and that these fees are in turn generally paid to financial intermediaries that sell the Fund, including financial intermediaries that are affiliates of the Advisor. The Trustees also considered the fees paid to JPMorgan Chase Bank, N.A. (“JPMCB”) for custody and fund accounting and other related services. The Trustees also considered that any fall-out benefits would be comparable to those related to the other actively managed funds in the complex and were consistent with the process of approving advisory agreements for new funds.

154	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2013

Economies of Scale

The Trustees noted that the proposed investment advisory fee schedule for the Fund does not contain breakpoints. The Trustees considered whether it would be appropriate to add advisory fee breakpoints and the Trustees concluded that the current fee structure was reasonable in light of the fee waivers and expense limitations that the Advisor has in place that serve to limit the overall net expense ratio at competitive levels. The Trustees also recognized that the fee schedule for the administrative services provided by JPMFM does include a fee breakpoint, which is tied to the overall level of non-money market fund assets excluding certain funds-of-funds, as applicable, advised by the Advisor, and that the Fund would benefit from that breakpoint. With regard to the New Advisory Agreement, the Trustees found that, with the adoption of a contractual cap on total expenses, shareholders would benefit from expected economies of scale that would be expected to result from growth of assets before that growth occurred.

Investment Performance

The Trustees considered the Fund’s investment strategy and process, portfolio management team and competitive positioning against identified peer funds, and concluded that the prospects for competitive future performance were acceptable.

Advisory Fees and Expense Ratios

The Trustees considered the contractual advisory fee rate that will be paid by the Fund to the Advisor and compared that rate to the information prepared by Lipper concerning management fee rates paid by other funds in the same Lipper category as the Fund. The Trustees recognized that Lipper reported the Fund’s management fee rate as the combined contractual advisory fee and administration fee rates. The Trustees also reviewed information about other projected expenses and the expense ratios for the Fund. The Trustees considered the projected fee waiver and/or expense reimbursement arrangements proposed for the Fund and considered the net advisory fee rate after taking into account any projected waivers and/or reimbursements. The Trustees recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds.

The Trustees noted that the Fund’s estimated net advisory fees and total expenses, which were considered on a class-by-class basis, were in line with identified peer funds. After considering the factors identified above, in light of the information, the Trustees concluded that the advisory fees were reasonable.

APRIL 30, 2013	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	155

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 or by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s holdings is available in the prospectus and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and on the Funds’ website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Advisor. A copy of the Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase & Co., 2013. All rights reserved. April 2013.	SAN-INTEQ-413

ITEM 2. CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 12(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by positing its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable to a semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable to a semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

     (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Not applicable to a semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable to a semi-annual report.

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the last fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)	File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust II

By:	/s/ Patricia A. Maleski
Patricia A. Maleski
President and Principal Executive Officer
July 3, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patricia A. Maleski
Patricia A. Maleski
President and Principal Executive Officer
July 3, 2013

By:	/s/ Joy C. Dowd
Joy C. Dowd
Treasurer and Principal Financial Officer
July 3, 2013